UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-05309)
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 10/31/10
Date of reporting period: 01/31/10

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Equity Income Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 99.7%

Consumer Discretionary - 10.2%
Brunswick ▼	316,324	$3,394
D.R. Horton ▼	362,562	4,275
Darden Restaurants ▼	214,980	7,946
Hasbro	281,882	8,611
Home Depot	462,901	12,966
McDonald’s	190,927	11,919
Thomson Reuters ▼	156,343	5,219
Time Warner	119,858	3,290
Yum! Brands ▼	401,868	13,748

		71,368

Consumer Staples - 6.6%
Altria Group ▼	328,835	6,531
ConAgra Foods	239,485	5,446
Hormel Foods	182,345	7,057
Philip Morris International	194,939	8,872
Sysco	334,855	9,372
Unilever NV ▼	272,900	8,345

		45,623

Energy - 13.7%
BP - ADR ▼	124,724	6,999
Chevron	334,051	24,092
ConocoPhillips	393,633	18,894
Enbridge Energy Partners ▼	29,542	1,534
Exterran Partners ▼	296,886	6,680
Exxon Mobil	326,181	21,016
Total - ADR	230,732	13,288
Williams	157,517	3,283

		95,786

Financials - 16.5%
Aflac	182,836	8,855
Annaly Capital Management - REIT ▼	468,697	8,146
Astoria Financial ▼	541,900	7,153
Bank of America ▼	1,037,517	15,749
Charles Schwab	237,805	4,349
DCT Industrial Trust - REIT ▼	335,670	1,661
Goldman Sachs Group ▼	68,478	10,184
JPMorgan Chase ▼	374,390	14,579
KeyCorp ▼	510,586	3,666
Liberty Property Trust - REIT	117,008	3,557
Mid-America Apartment Communities - REIT	91,449	4,291
Morgan Stanley	103,872	2,782
Old Republic International	300,447	3,182
Prudential Financial	124,618	6,230
Regions Financial ▼	584,315	3,710
Ventas - REIT ▼	218,431	9,218
Wells Fargo	259,305	7,372

		114,684

Healthcare - 10.6%
Abbott Laboratories	279,359	14,789
Baxter International	136,664	7,870
Bristol-Myers Squibb ▼	661,437	16,113
Covidien	239,045	12,086
Johnson & Johnson	232,510	14,616
McKesson	57,312	3,371
Pfizer	274,754	5,127

		73,972

Industrials - 14.8%
3M	161,946	13,035
Boeing	106,320	6,443
Emerson Electric ▼	445,833	18,520

Equity Income Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

General Dynamics	177,851	$11,889
General Electric	604,073	9,713
Hubbell, Class B	97,918	4,216
IESI-BFC ▼	310,354	4,916
Lockheed Martin	97,648	7,277
Manpower	57,465	2,976
United Parcel Service, Class B	217,269	12,552
United Technologies	174,568	11,780

		103,317

Information Technology - 13.8%
Analog Devices	312,191	8,417
Applied Materials ▼	656,012	7,990
Automatic Data Processing	157,145	6,410
Intel	702,867	13,636
Maxim Integrated Products ▼	517,519	9,046
Microsoft	621,177	17,505
Molex, Class A	334,971	5,906
Oracle	319,398	7,365
Paychex	116,023	3,363
QUALCOMM	237,269	9,299
Texas Instruments	321,691	7,238

		96,175

Materials - 3.9%
E.I. Du Pont de Nemours	455,452	14,852
Praxair	88,734	6,684
Rio Tinto - ADR	30,389	5,896

		27,432

Telecommunication Services - 6.1%
AT&T ▼	443,236	11,240
CenturyTel	272,880	9,281
Qwest Communications International ▼	1,818,359	7,655
Verizon Communications ▼	187,527	5,517
Windstream ▼	861,851	8,886

		42,579

Utilities - 3.5%
American Electric Power	94,897	3,288
PNM Resources	664,861	7,732
Westar Energy	631,288	13,466

		24,486

Total Common Stocks (Cost $576,619)		695,422

Short-Term Investment - 0.2%
First American Prime Obligations Fund, Class Z 0.057% Å Ω (Cost $1,101)	1,101,228	1,101

Investment Purchased with Proceeds from Securities Lending - 17.7%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $123,864)	123,863,899	123,864

Total Investments ▲ - 117.6% (Cost $701,584)		820,387

Other Assets and Liabilities, Net - (17.6)%		(122,790)

Total Net Assets - 100.0%		$697,597

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $115,944 at January 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $701,584. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$145,555
Gross unrealized depreciation	(26,752)

Net unrealized appreciation	$118,803

ADR	– American Depositary Receipt

REIT	– Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$695,422	$—	$—	$695,422
Short-Term Investments	124,965	—	—	124,965

Total Investments	$820,387	$—	$—	$820,387

Schedule of Investments January 31, 2010 (unaudited), all dollars rounded to thousands (000)
Global Infrastructure Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 98.1%

Australia - 5.5%
APA Group	186,221	$525
Asciano Group	416,466	625
Australian Infrastructure Fund	275,797	442
DUET Group	159,520	254
Intoll Group	899,295	962
Macquarie Atlas Roads Group •	179,859	146
Transurban Group	406,119	1,873

		4,827

Austria - 1.7%
Flughafen Wien	14,941	696
Oesterreichische Elektrizitaetswirtschafts, Class A	20,309	846

		1,542

Belgium - 0.2%
Elia System Operator	5,625	213

Brazil - 4.5%
All America Latina Logistica	45,814	367
Companhia de Concessoes Rodoviarias	32,704	698
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	19,363	659
Companhia de Saneamento de Minas Gerais	34,233	463
Companhia de Transmissao de Energia Electrica Paulista	64,369	1,620
CPFL Energia - ADR	2,243	133

		3,940

Canada - 8.5%
ATCO, Class I	2,704	114
Brookfield Asset Management, Class A	56,557	1,136
Brookfield Renewable Power Fund	12,581	229
Enbridge	86,504	3,760
TransCanada	47,623	1,520
Viterra •	81,255	724

		7,483

China - 3.7%
Beijing Capital International Airport, Class H •	822,261	460
China Communication Services, Class H	1,696,778	858
Dalian Port, Class H	573,229	229
Jiangsu Expressway, Class H	327,814	292
Xinao Gas Holdings	208,296	494
Zhejiang Expressway, Class H	1,088,699	940

		3,273

France - 8.1%
Aeroports de Paris	10,662	831
EDF Energies Nouvelles	4,735	237
Eutelsat Communications	7,483	241
GDF Suez	29,578	1,118
Rubis	16,780	1,392
Societe des Autoroutes Paris-Rhin-Rhone •	9,251	677
Suez Environment	12,315	279
Veolia Environnement - ADR	14,238	467
Vinci	36,171	1,932

		7,174

Germany - 2.3%
E.ON	30,821	1,134
Fraport	8,850	449
Hamburger Hafen und Logistik	13,173	489

		2,072

Schedule of Investments January 31, 2010 (unaudited), all dollars rounded to thousands (000)
Global Infrastructure Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Hong Kong - 14.1%
Beijing Enterprises Holdings	43,536	$302
Beijing Enterprises Water Group •	1,029,407	334
Cheung Kong Infrastructure Holdings	456,393	1,698
China Everbright International	2,248,092	1,061
China Merchants Holdings International	174,709	581
China Water Affairs Group	314,009	127
COSCO Pacific	324,285	471
Guangdong Investment	1,421,706	723
Hembly International Holdings •	1,995,214	476
Hong Kong and China Gas	453,806	991
Hopewell Highway Infrastructure	545,958	345
Hopewell Holdings	289,622	877
Hutchison Whampoa	42,473	289
MTR	732,553	2,374
NWS Holdings	935,788	1,526
Towngas China Company	789,010	319

		12,494

Italy - 1.6%
Atlantia	31,206	779
Snam Rete Gas	85,254	401
Terna-Rete Elettrica Nationale	58,195	235

		1,415

Japan - 1.7%
Airport Facilities	50,107	265
Kamigumi	161,877	1,217
Tokyo Gas	4,088	16

		1,498

Mexico - 1.2%
Empresas ICA - ADR •	29,687	288
Grupo Aeroportuario del Centro Norte - ADR	17,283	209
Grupo Aeroportuario del Sureste - ADR	10,772	520

		1,017

Netherlands - 1.3%
Koninklijke Vopak	15,714	1,177

New Zealand - 2.4%
Auckland International Airport	253,465	339
Contact Energy	93,770	380
Infratil	94,521	109
Port of Tauranga	148,516	742
Vector	429,490	590

		2,160

Norway - 0.4%
Hafslund, Class B	27,697	310

Portugal - 0.8%
Redes Energeticas Nacionais	179,997	722

Singapore - 5.1%
CitySpring Infrastructure Trust	5,154	2
ComfortDelGro	336,989	380
Hyflux	251,282	587
Hyflux Water Trust	157,476	77
Parkway Life - REIT	97,522	90
SembCorp Industries	323,127	805
Singapore Airport Terminal Services	270,589	475
Singapore Post	285,521	205
Singapore Telecommunications	562,490	1,199
SMRT	483,234	652

		4,472

Spain - 8.2%
Abertis Infraestructuras	213,882	4,332
Acciona	4,434	534

Schedule of Investments January 31, 2010 (unaudited), all dollars rounded to thousands (000)
Global Infrastructure Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE

Elecnor	11,049	175
Enagas	14,871	308
Ferrovial	57,198	597
Iberdrola	59,711	508
Red Electrica	15,609	783

		$7,237

Switzerland - 2.0%
BKW FMB Energie	7,476	569
Flughafen Zuerich	4,169	1,177

		1,746

United Kingdom - 4.6%
Arriva	57,239	443
Balfour Beatty	58,574	249
Forth Ports	18,745	333
National Grid - ADR	32,375	1,631
Serco Group	182,534	1,451

		4,107

United States - 20.2%
American States Water	7,161	238
American Tower, Class A •	23,104	981
American Water Works	31,924	696
Atmos Energy	16,276	450
Brookfield Infrastructure Partners	4,275	68
California Water Service Group	13,437	488
Chesapeake Utilities	9,100	270
Connecticut Water Service	8,684	193
Corrections Corporation of America •	36,712	687
Crown Castle International •	11,577	428
Digital Realty Trust - REIT	4,897	235
Dominion Resources	6,334	237
El Paso	50,584	513
EnergySolutions	12,572	105
Exelon	51,406	2,345
FPL Group	34,805	1,697
Geo Group •	11,737	217
ICF International •	35,431	829
Kinder Morgan Management	11,446	620
MYR Group •	10,792	171
Northeast Utilities	4,895	124
Republic Services	20,469	548
Sempra Energy	21,717	1,102
Southern Union	54,748	1,207
Spectra Energy	107,618	2,287
Standard Parking •	41,728	677
Waste Management	7,659	246
WGL Holdings	7,333	233

		17,892

Total Common Stocks (Cost $86,513)		86,771

Preferred Stocks - 1.6%
Brazil - 1.6%
Companhia de Gas de Sao Paulo, Class A	20,738	391
Companhia Energetica de Minas Gerais - ADR	64,861	1,081

		1,472

Total Preferred Stocks (Cost $1,499)		1,472

Schedule of Investments January 31, 2010 (unaudited), all dollars rounded to thousands (000)
Global Infrastructure Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE

Short-Term Investment - 1.1%

State Street Institutional Liquid Reserves Fund 0.350%, Ω (Cost $950)	950,035	$950

Total Investments ▲ - 100.8% (Cost $88,962)		89,193

Other Assets and Liabilities, Net - (0.8)%		(714)

Total Net Assets - 100.0%		$88,479

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010 the fund held no internally fair valued securities.

•	Non-income producing security.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $88,962. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,147
Gross unrealized depreciation	(3,916)

Net unrealized appreciation	$231

ADR	– American Depositary Receipt

REIT	– Real Estate Investment Trust
At January 31, 2010, sector diversification of the fund was as follows:

	% of Net
	Assets	Fair Value

Common and Preferred Stocks
Industrials	43.1%	$38,236
Utilities	35.6	31,635
Energy	11.3	9,907
Telecommunication Services	4.0	3,466
Financials	2.9	2,513
Consumer Discretionary	1.2	1,084
Consumer Staples	0.8	724
Transportation	0.7	588
Healthcare	0.1	90
Total Common and Preferred Stocks	99.7	88,243

Total Short-Term Investment	1.1	950

Total Investments	100.8	89,193

Other Assets and Liabilities, Net	(0.8)	(714)

Net Assets	100.0%	$88,479

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of January 31, 2009, the fund’s investments were classified as follows:

					Total
	Level 1	Level 2		Level 3	Fair Value

Common and Preferred Stocks	$29,296	$58,947		$—	$88,243
Short-Term Investment	950	—		—	950

Total Investments	$30,246	$58,947	[1]	$—	$89,193

[1]	The Common and Preferred Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

Consumer Discretionary	$1,083
Consumer Staples	724
Financials	1,142
Healthcare	90
Industrials	33,739
Telecommunication Services	2,057
Transportation	588
Utilities	19,524

Total Investments	$58,947

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment
in
Securities
Balance as of October 31, 2009	$332
Accrued discounts/premiums	—
Realized gain (loss)	167
Change in net unrealized appreciation (depreciation)	(29)
Net purchases (sales)	(470)
Transfers in and/or out of Level 3	—

Balance as of January 31, 2010	$—

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of January 31, 2010.	$—

Schedule of Investments January 31, 2010, (unaudited), all dollars are rounded to thousands (000)
International Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 91.1%

Australia - 1.5%
APA Group	93,298	$263
Asciano Group •	206,445	310
Australian Infrastructure Fund	138,152	221
CSL	140,403	3,859
DUET Group	103,051	164
Intoll Group	513,285	549
Macquarie Atlas Roads Group •	102,657	84
National Australia Bank	74,413	1,729
Newcrest Mining	103,260	2,865
Transurban Group	227,484	1,049

		11,093

Austria - 0.1%
Flughafen Wien	7,412	346
Oesterreichische Elektrizitaetswirtschafts, Class A	10,145	422

		768

Belgium - 0.6%
Anheuser-Busch InBev	84,968	4,240
Elia System Operator	3,338	127

		4,367

Brazil - 0.9%
All America Latina Logistica	22,113	177
Companhia de Concessoes Rodoviarias	15,951	340
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	9,981	340
Companhia de Saneamento de Minas Gerais	17,684	239
Companhia de Transmissao de Energia Electrica Paulista	32,311	813
CPFL Energia - ADR	1,180	70
Petroleo Brasileiro - ADR	45,223	1,835
Vale - ADR	95,947	2,475

		6,289

Canada - 5.1%
Agrium	63,700	3,590
ATCO, Class I	1,345	57
Brookfield Asset Management, Class A	29,625	595
Brookfield Renewable Power	6,537	119
Cameco	178,850	4,841
Cenovus Energy	142,029	3,282
Enbridge	45,512	1,978
EnCana	114,729	3,509
Inmet Mining	25,020	1,267
Manulife Financial	182,381	3,345
Shoppers Drug Mart	70,306	2,798
Suncor Energy	117,862	3,730
TMX Group	98,490	2,788
TransCanada	24,596	785
Viterra •	40,744	363
Yamana Gold	343,084	3,455

		36,502

Chile - 0.3%
Sociedad Quimica y Minera de Chile - ADR	57,263	2,083

China - 1.9%
Agile Property Holdings	1,632,000	2,032
Beijing Capital International Airport, Class H •	399,382	224
China Communication Services, Class H	852,163	431
China Communications Construction	1,848,000	1,708
China Merchants Bank	947,850	2,177
Dalian Port, Class H	279,456	112
Industrial & Commercial Bank of China, Class H	3,030,000	2,207
Jiangsu Expressway, Class H	161,069	143
New Oriental Education & Technology Group - ADR •	31,349	2,132

International Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

PetroChina, Class H	1,798,000	$2,008
Xinao Gas Holdings	101,432	240
Zhejiang Expressway, Class H	543,062	469

		13,883

Denmark - 1.2%
Novo Nordisk, Class B	64,893	4,391
Vestas Wind Systems •	75,099	3,950

		8,341

Finland - 0.8%
Nokia Oyj	436,227	5,986

France - 9.0%
Aeroports de Paris	5,289	412
AXA	219,028	4,510
BNP Paribas	114,014	8,145
Carrefour	150,292	7,333
EDF Energies Nouvelles	2,294	115
Electricite de France	111,688	6,004
Eutelsat Communications	3,594	116
GDF Suez	14,738	557
Iliad	59,308	6,573
L’oreal	49,213	5,189
Rubis	8,429	699
Sanofi-Aventis	104,864	7,754
Societe des Autoroutes Paris-Rhin-Rhone •	4,557	334
Suez Environment	6,513	148
Total	122,964	7,106
Total - ADR	62,358	3,591
UbiSoft Entertainment •	338,956	4,625
Veolia Environnement - ADR	7,508	246
Vinci	18,006	962

		64,419

Germany - 6.9%
Adidas	202,725	10,333
Allianz	60,483	6,697
BASF	36,620	2,083
Deutsche Boerse	50,245	3,293
E.ON	15,477	569
Fraport	4,384	223
Hamburger Hafen und Logistik	6,340	235
Metro	36,090	1,978
SAP	114,068	5,210
SAP - ADR	71,285	3,231
Siemens	61,280	5,464
Symrise	264,510	5,879
Wacker Chemie	33,506	4,386

		49,581

Hong Kong - 3.8%
Beijing Enterprises Holdings	19,864	138
Beijing Enterprises Water Group •	497,441	162
Cheung Kong Holdings	430,653	5,067
Cheung Kong Infrastructure Holdings	224,315	834
China Everbright International	1,146,619	541
China Merchants Holdings International	87,589	291
China Water Affairs Group	203,290	82
COSCO Pacific	159,089	231
Esprit Holdings	710,017	5,002
Guangdong Investment	699,476	356
Hang Lung Properties	875,000	2,970
Hembly International Holdings •	982,286	234
Hong Kong and China Gas	224,508	490
Hopewell Highway Infrastructure	297,073	188
Hopewell Holdings	143,260	434
Hutchison Whampoa	23,587	160
Li & Fung	1,114,000	5,077
MTR	364,210	1,181
NWS Holdings	467,756	763
Tencent Holdings	138,400	2,566

International Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Towngas China Company	411,618	$166

		26,933

India - 0.6%
HDFC Bank - ADR	18,131	2,145
Infosys Technologies - ADR	42,879	2,226

		4,371

Ireland - 1.1%
Covidien	157,190	7,948

Israel - 0.4%
Teva Pharmaceutical Industries - ADR	52,983	3,005

Italy - 1.5%
Ansaldo STS	90,020	1,745
Atlantia	15,464	386
Eni	210,201	4,885
Saipem	104,862	3,395
Snam Rete Gas	40,915	193
Terna-Rete Elettrica Nazionale	31,477	127

		10,731

Japan - 18.9%
Airport Facilities	26,447	140
Canon	97,747	3,821
FANUC	101,534	9,715
Fast Retailing	26,600	4,431
Jupiter Telecommunications	5,644	5,644
Kamigumi	80,895	608
Keyence	17,613	4,053
Kose	215,585	4,355
Mitsubishi	247,807	5,992
Mitsubishi UFJ Financial Group	770,402	3,965
Mitsui	313,412	4,610
Mitsui Sumitomo Insurance Group	158,553	3,969
NGK Insulators	253,000	5,526
Nintendo	29,723	8,287
Nipponkoa Insurance	991,520	5,709
Nomura Holdings	727,050	5,436
Nomura Research Institute	238,551	5,301
SECOM	85,780	3,844
Seven & I Holdings	309,048	6,755
Shin-Etsu Chemical	65,800	3,441
SMC	33,309	4,021
Sony Financial Holdings	1,708	4,680
Sugi Holdings	198,146	4,662
Sumitomo Metal Mining	367,137	5,109
Sumitomo Trust & Banking	513,392	2,844
Suzuki Motor	173,527	3,922
The Bank of Yokohama	757,497	3,581
The Joyo Bank	355,624	1,438
Tokyo Gas	2,047	8
Toyota Motor	109,100	4,196
Yamada Denki	93,800	6,031

		136,094

Luxembourg - 0.6%
Millicom International Cellular - ADR	61,520	4,388

Malaysia - 0.2%
Sime Darby Berhad	696,492	1,734

Mexico - 0.5%
Empresas ICA - ADR •	15,718	152
Grupo Aeroportuario del Centro Norte - ADR	8,704	105
Grupo Aeroportuario del Sureste - ADR	5,669	274
Wal-Mart de Mexico - ADR	62,552	2,759

		3,290

Netherlands - 1.1%
Heineken	143,229	7,067
Koninklijke Vopak	7,856	588

International Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

		$7,655

New Zealand - 0.2%
Auckland International Airport	126,765	169
Contact Energy	63,316	257
Infratil	58,753	68
Port of Tauranga	82,760	413
Vector	276,033	379

		1,286

Norway - 0.7%
Hafslund, Class B	13,456	151
Statoil	203,267	4,561

		4,712

Portugal - 0.5%
Energias de Portugal	799,074	3,167
Redes Energeticas Nacionais	89,410	359

		3,526

Russia - 0.3%
Gazprom - ADR	95,769	2,298

Singapore - 1.0%
CitySpring Infrastructure Trust	3,189	1
ComfortDelGro	165,404	186
DBS Group Holdings	454,386	4,578
Hyflux	125,290	293
Hyflux Water Trust	85,038	41
Parkway Life - REIT	51,473	47
SembCorp Industries	160,326	400
Singapore Airport Terminal Services	131,757	231
Singapore Post	144,561	104
Singapore Telecommunications	298,713	637
SMRT	252,376	341

		6,859

South Africa - 0.4%
Gold Fields - ADR	96,082	1,097
MTN Group	137,949	1,970

		3,067

South Korea - 0.6%
Samsung Electronics	2,592	1,742
Samsung Electronics - GDR	8,396	2,833

		4,575

Spain - 2.2%
Abertis Infraestructuras	108,052	2,188
Acciona	2,219	268
Banco Santander	367,240	5,245
Elecnor	5,906	93
Enagas	7,722	160
Ferrovial	28,024	292
Gamesa Corporacion Tecnologica	189,022	2,743
Iberdrola	29,273	249
Red Electrica	7,878	395
Telefonica	187,661	4,496

		16,129

Sweden - 1.2%
Atlas Copco, Class A	276,452	3,748
Ericsson	511,809	4,960

		8,708

Switzerland - 6.9%
ABB •	183,792	3,327
BKW FMB Energie	3,658	278
Credit Suisse Group	83,586	3,616
Flughafen Zuerich	2,095	592
Foster Wheeler •	124,333	3,479
Logitech International •	193,563	3,240

International Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Nestle	316,111	$14,984
Novartis	176,972	9,471
Roche Holding	62,148	10,427

		49,414

Thailand - 0.4%
Bangkok Bank	758,381	2,555

United Kingdom - 17.1%
Anglo American •	94,071	3,452
Antofagasta	97,584	1,355
ARM Holdings	2,068,881	6,322
Arriva	28,404	220
Autonomy •	300,007	7,432
BAE Systems	362,247	2,032
Balfour Beatty	28,777	122
BG Group	204,696	3,763
BHP Billiton	194,558	5,707
BP - ADR	143,786	8,069
British Sky Broadcasting Group	498,724	4,223
Diageo	459,706	7,727
Experian Group	388,253	3,692
Forth Ports	9,256	164
GlaxoSmithKline	467,320	9,095
ICAP	452,980	2,662
National Grid - ADR	16,923	852
Prudential	579,006	5,303
Reed Elsevier	666,065	5,302
Rio Tinto	88,135	4,298
Scottish & Southern Energy	211,857	3,948
Serco Group	92,572	736
Smith & Nephew	477,763	4,806
Standard Chartered	286,212	6,593
Tesco	839,398	5,681
Vedanta Resources	208,944	8,014
Vodafone Group - ADR	282,726	6,067
WPP	562,851	5,194

		122,831

United States - 2.6%
American States Water	3,601	120
American Tower, Class A •	12,130	515
American Water Works	16,722	365
Atmos Energy	8,519	235
Brookfield Infrastructure Partners	2,264	36
Bunge	81,670	4,801
California Water Service Group	7,071	257
Chesapeake Utilities	4,793	142
Connecticut Water Service	4,471	99
Corrections Corporation of America •	19,087	357
Crown Castle International •	6,092	225
Digital Realty Trust - REIT	2,402	115
Dominion Resources	3,185	119
El Paso	26,616	270
EnergySolutions	6,912	58
Exelon	26,902	1,227
FPL Group	18,315	893
Geo Group •	5,902	109
ICF International •	18,331	429
Kinder Morgan Management	6,039	327
MYR Group •	5,678	90
Northeast Utilities	2,622	66
Philip Morris International	105,641	4,808
Republic Services	10,740	288
Sempra Energy	11,433	580
Southern Union	28,606	631
Spectra Energy	55,673	1,183
Standard Parking •	21,235	345
Waste Management	3,869	124
WGL Holdings	3,769	120

		18,934

International Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Total Common Stocks (Cost $552,531)		$654,355

Preferred Stocks - 1.1%

Brazil - 0.4%
Companhia de Gas de Sao Paulo, Class A	9,959	189
Companhia Energetica de Minas Gerais - ADR	34,398	573
Itau Unibanco Holding - ADR	113,772	2,180

		2,942

Germany - 0.7%
Henkel KGAA	103,277	5,266

Total Preferred Stocks (Cost $5,151)		8,208

Exchange-Traded Fund - 0.5%

iShares MSCI Turkey Investable Market Index Fund (Cost $3,070)	60,000	3,340

Short-Term Investments - 7.0%

Money Market Fund - 3.4%

State Street Institutional Liquid Reserves Fund 0.130% Ω	24,376,453	24,376

U.S. Treasury Obligation - 3.6%

	PAR
U.S. Treasury Bill 0.080%, 05/20/2010 □	$25,600	25,594

Total Short-Term Investments (Cost $49,968)		49,970

Total Investments ▲ - 99.7% (Cost $610,720)		715,873

Other Assets and Liabilities, Net - 0.3%		2,331

Total Net Assets - 100.0%		$718,204

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010 the fund held no internally fair valued securities.

•	Non-income producing security.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is annualized effective yield as of January 31, 2010.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $610,720. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$149,554
Gross unrealized depreciation	(44,401)

Net unrealized appreciation	$105,153

International Fund (Continued)

ADR	– American Depositary Receipt

GDR	– Global Depositary Receipt

REIT	– Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

CAC 40 10 Euro Index Futures	March 2010	439	$22,758	$(604)
DAX Index Futures	March 2010	61	11,857	(477)
Dow Jones Euro STOXX 50 Futures	March 2010	878	33,757	(1,378)
FTSE/JSE Top 40 Index Futures	March 2010	(208)	(6,585)	238
Hang Seng Index Futures	February 2010	(208)	(27,062)	(21)
IBEX 35 Index Futures	February 2010	(134)	(20,299)	1,363
Japanese Yen Currency Futures	March 2010	(106)	(14,678)	123
Mexican Bolsa Index Futures	March 2010	(320)	(7,438)	413
Nikkei 225 Index Futures	March 2010	216	11,054	(425)
Russell 2000 Mini Index Futures	March 2010	(373)	(22,417)	185
S&P MIB Index Futures	March 2010	40	6,062	(250)
S&P TSE 60 Futures	March 2010	(135)	(16,333)	659
SGX CNX Nifty Index Futures	February 2010	222	2,170	(6)
SGX MSCI Singapore Index Futures	February 2010	49	2,284	(1)
SPI 200 Futures	March 2010	377	37,904	(916)
Swiss Market Index Futures	March 2010	312	18,796	(110)

				$(1,207)

As of January 31, 2010, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$2,858
Foreign Exchange Contracts	123

Balance as of January 31, 2010	$2,981

Liability Derivatives
Equity Contracts	$4,188

Balance as of January 31, 2010	$4,188

At January 31, 2010, sector diversification of the fund was as follows:

	% of Net
	Assets	Fair Value

Common and Preferred Stocks
Financials	15.7%	$112,743
Consumer Staples	12.6	90,766
Industrials	12.1	86,763
Information Technology	10.0	71,835
Consumer Discretionary	9.5	67,893
Energy	8.6	62,047
Healthcare	8.5	60,803
Materials	7.6	54,677
Utilities	4.1	29,429
Telecommunication Services	3.5	25,302
Transportation	—	305

Total Common and Preferred Stocks	92.2	662,563

Total Exchange-Traded Fund	0.5	3,340

Total Short-Term Investments	7.0	49,970

Total Investments	99.7	715,873

Other Assets and Liabilities, Net	0.3	2,331

Net Assets	100.0%	$718,204

International Fund (Continued)
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

					Total
	Level 1	Level 2		Level 3	Fair Value

Common and Preferred Stocks	$110,947	$551,616	[1]	$—	$662,563
Exchange-Traded Fund	3,340	—		—	3,340
Short-Term Investments	24,376	25,594		—	49,970

Total Investments	$138,663	$577,210		$—	$715,873

[1]	The Common and Preferred Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

Financials	$104,363
Industrials	80,953
Consumer Staples	78,398
Consumer Discretionary	65,761
Information Technology	60,304
Healthcare	49,850
Materials	41,977
Energy	32,509
Utilities	23,089
Telecommunication Services	14,107
Transportation	305

Total Investments	$551,616

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of October 31, 2009	$211
Accrued discounts/ premiums	—
Realized gain (loss)	106

Change in net unrealized appreciation (depreciation)	(18)
Net purchases (sales)	(299)
Transfers in and/or out of Level 3	—

Balance as of January 31, 2010	$—

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of January 31, 2010.	$—

International Fund (Continued)
As of January 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total
				Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures	$(1,207)	$—	$—	$(1,207)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
International Select Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 81.6%

Australia - 2.3%
APA Group	71,602	$202
Asciano Group •	158,426	237
Australian Infrastructure Fund	105,354	169
BHP Billiton	116,019	4,033
CSL	119,481	3,284
DUET Group	57,952	92
Intoll Group	385,423	412
Macquarie Atlas Roads Group •	77,085	63
National Australia Bank	47,127	1,095
Newcrest Mining	65,489	1,817
Rio Tinto	74,239	4,439
Transurban Group	174,231	803

		16,646

Austria - 0.1%
Flughafen Wien	5,695	265
Oesterreichische Elektrizitaetswirtschafts, Class A	7,796	325

		590

Belgium - 0.4%
Anheuser-Busch InBev	52,125	2,601
Elia System Operator	2,236	85

		2,686

Brazil - 3.7%
All America Latina Logistica	16,967	136
Banco do Brasil	280,800	4,186
Cielo	460,600	3,665
Companhia de Concessoes Rodoviarias	81,942	1,748
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	7,652	261
Companhia de Saneamento de Minas Gerais	13,563	183
Companhia de Transmissao de Energia Electrica Paulista	24,806	624
Companhia Siderurgica Nacional - ADR	13,100	381
CPFL Energia - ADR	906	54
Fertilizantes Fosfatados •	53,300	528
Natura Cosmeticos	78,800	1,419
Petroleo Brasileiro - ADR	68,297	2,771
Redecard	265,530	3,712
Souza Cruz	67,499	2,167
Vale - ADR	160,317	4,135

		25,970

Canada - 4.2%
Agrium	40,360	2,274
ATCO, Class I	1,031	43
Brookfield Asset Management, Class A	22,738	457
Brookfield Renewable Power Fund	5,008	91
Cameco	168,229	4,554
Cenovus Energy	89,977	2,079
Enbridge	34,923	1,518
EnCana	72,687	2,223
First Quantum Minerals	23,000	1,668
Inmet Mining	14,224	720
Inmet Mining	1,630	83
Manulife Financial	203,305	3,729
Shoppers Drug Mart	62,732	2,496
Suncor Energy	96,632	3,059
TMX Group	62,400	1,767
TransCanada	18,866	602
Viterra •	31,267	279
Yamana Gold	239,149	2,408

		30,050

International Select Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Chile - 0.3%
Sociedad Quimica y Minera de Chile - ADR	65,891	$2,397

China - 2.7%
Agile Property Holdings	2,436,000	3,033
Beijing Capital International Airport, Class H •	306,299	172
China Communication Services, Class H	653,783	330
China Communications Construction	2,592,000	2,396
China Merchants Bank	1,101,900	2,531
Dalian Port, Class H	212,680	85
Industrial & Commercial Bank of China, Class H	3,389,000	2,468
Jiangsu Expressway, Class H	124,125	110
NetEase.com - ADR •	54,000	1,771
New Oriental Education & Technology Group - ADR •	33,488	2,277
PetroChina, Class H	2,018,000	2,254
Shougang Concord International Enterprises	4,382,000	895
Xinao Gas Holdings	77,417	183
Zhejiang Expressway, Class H	416,528	360

		18,865

Denmark - 0.8%
Novo Nordisk, Class B	40,007	2,707
Vestas Wind Systems •	49,472	2,602

		5,309

Egypt - 0.8%
Commercial International Bank	121,446	1,305
Eastern Tobacco	31,506	733
Mobinil	22,297	921
Orascom Construction Industries	49,720	2,340

		5,299

Finland - 0.5%
Nokia Oyj	276,359	3,792

France - 6.1%
Aeroports de Paris	4,058	316
AXA	164,825	3,394
BNP Paribas	76,348	5,454
Carrefour	95,214	4,645
CFAO •	20,069	807
EDF Energies Nouvelles	1,758	88
Electricite de France	81,200	4,365
Eutelsat Communications	2,758	89
GDF Suez	11,311	428
Iliad	37,713	4,180
L’oreal	31,179	3,287
Rubis	6,463	536
Sanofi-Aventis	66,439	4,913
Societe des Autoroutes Paris-Rhin-Rhone •	3,491	255
Suez Environment	4,975	113
Total	77,973	4,506
Total - ADR	37,938	2,185
UbiSoft Entertainment •	214,958	2,933
Veolia Environnement - ADR	5,762	189
Vinci	13,817	738

		43,421

Germany - 4.7%
Adidas	134,795	6,870
Allianz	38,364	4,248
BASF	23,201	1,320
Deutsche Boerse	39,995	2,622
E.ON	11,878	437
Fraport	3,365	171
Hamburger Hafen und Logistik	4,863	180
Metro	22,865	1,253
SAP	72,323	3,303
SAP - ADR	53,869	2,441
Siemens	38,825	3,462
Symrise	167,576	3,725
Wacker Chemie	23,827	3,119

International Select Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

		$33,151

Hong Kong - 3.2%
Beijing Enterprises Holdings	15,229	106
Beijing Enterprises Water Group •	381,759	124
Cheung Kong Holdings	271,965	3,200
Cheung Kong Infrastructure Holdings	172,157	641
China Everbright International	865,068	408
China Merchants Holdings International	67,191	223
China Water Affairs Group	110,065	45
COSCO Pacific	121,991	177
Esprit Holdings	536,914	3,782
Guangdong Investment	536,748	273
Hang Lung Properties	667,000	2,264
Hembly International Holdings •	753,590	180
Hong Kong and China Gas	172,291	376
Hopewell Highway Infrastructure	227,868	144
Hopewell Holdings	109,934	333
Hutchison Whampoa	18,109	123
Li & Fung	930,000	4,238
MTR	279,547	906
NWS Holdings	358,998	586
Tencent Holdings	239,500	4,440
Towngas China Company	311,342	126

		22,695

India - 1.7%
Bank of India	103,516	817
HDFC Bank - ADR	29,661	3,509
Infosys Technologies - ADR	74,912	3,889
Jindal Steel & Power	80,235	1,087
Punjab National Bank	145,381	2,821

		12,123

Indonesia - 0.9%
Bank Mandiri	3,480,700	1,725
Indofood Sukses Makmur	991,900	379
Tambang Batubara Bukit Asam	523,700	955
Telekomunikasi Indonesia - ADR	57,300	2,269
United Tractors	620,166	1,106

		6,434

Ireland - 0.7%
Covidien	99,750	5,043

Israel - 1.0%
Cellcom Israel	26,400	846
Delek Automotive Systems	71,945	892
Israel Chemicals	188,093	2,442
Teva Pharmaceutical Industries - ADR	49,078	2,784

		6,964

Italy - 1.0%
Ansaldo STS	57,035	1,105
Atlantia	11,874	297
Eni	133,165	3,095
Saipem	78,447	2,540
Snam Rete Gas	31,871	150
Terna-Rete Elettrica Nazionale	24,170	97

		7,284

Japan - 11.8%
Airport Facilities	20,411	108
Canon	61,888	2,419
FANUC	60,295	5,769
Fast Retailing	18,900	3,148
Jupiter Telecommunications	3,260	3,260
Kamigumi	62,109	467
Keyence	11,129	2,561
Kose	109,813	2,218
Mitsubishi	156,974	3,796
Mitsubishi UFJ Financial Group	488,058	2,512
Mitsui	198,518	2,920
Mitsui Sumitomo Insurance Group	101,514	2,541

International Select Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

NGK Insulators	154,000	$3,363
Nintendo	18,801	5,242
Nipponkoa Insurance	587,047	3,380
Nomura Holdings	460,601	3,444
Nomura Research Institute	151,090	3,357
SECOM	54,293	2,433
Seven & I Holdings	195,733	4,278
Shin-Etsu Chemical	47,500	2,484
SMC	21,100	2,547
Sony Financial Holdings	856	2,346
Sugi Holdings	125,453	2,952
Sumitomo Metal Mining	232,289	3,233
Sumitomo Trust & Banking	303,686	1,682
Suzuki Motor	109,859	2,483
The Bank of Yokohama	479,537	2,267
The Joyo Bank	244,229	988
Tokyo Gas	1,570	6
Toyota Motor	66,700	2,566
Yamada Denki	43,800	2,816

		83,586

Luxembourg - 0.5%
Millicom International Cellular - ADR	50,289	3,587

Malaysia - 0.3%
British American Tobacco	61,800	762
Sime Darby Berhad	441,166	1,098

		1,860

Mexico - 1.7%
America Movil, Series L - ADR	56,400	2,462
Desarrolladora Homex - ADR •	33,000	1,011
Empresas ICA - ADR •	12,127	118
Fomento Economico Mexicano - ADR	40,440	1,705
Grupo Aeroportuario del Centro Norte - ADR	6,675	81
Grupo Aeroportuario del Sureste - ADR	4,351	210
Grupo Mexico, Series B	494,250	1,002
Grupo Televisa - ADR	92,900	1,815
Kimberly-Clark de Mexico, Series A	168,300	755
Wal-Mart de Mexico - ADR	71,009	3,131

		12,290

Netherlands - 0.7%
Heineken	90,743	4,477
Koninklijke Vopak	6,030	452

		4,929

New Zealand - 0.1%
Auckland International Airport	97,181	130
Contact Energy	35,605	144
Infratil	33,323	38
Port of Tauranga	56,425	282
Vector	178,400	245

		839

Norway - 0.4%
Hafslund, Class B	10,296	115
Statoil	128,778	2,890

		3,005

Pakistan - 0.2%
Oil & Gas Development	174,900	239
Pakistan Petroleum	391,332	893

		1,132

Philippines - 0.5%
Philippine Long Distance Telephone - ADR	56,700	3,174

Portugal - 0.3%
Energias de Portugal	506,241	2,007
Redes Energeticas Nacionais	68,401	274

		2,281

International Select Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Russia - 1.8%
Gazprom - ADR	114,448	$2,747
LUKOIL - ADR	60,650	3,317
Magnit - GDR • ⊡	72,271	1,102
Mobile TeleSystems - ADR	48,000	2,294
Oriflame Cosmetics - SDR	16,705	916
TNK-BP Holding	543,525	997
Uralkali - GDR, Class S •	61,704	1,311

		12,684

Singapore - 0.7%
CitySpring Infrastructure Trust	1,657	1
ComfortDelGro	124,914	141
DBS Group Holdings	287,336	2,895
Hyflux	96,142	225
Hyflux Water Trust	61,719	30
Parkway Life - REIT	38,460	35
SembCorp Industries	123,025	307
Singapore Airport Terminal Services	101,117	177
Singapore Post	113,024	81
Singapore Telecommunications	229,099	488
SMRT	193,576	261

		4,641

South Africa - 3.1%
Gold Fields - ADR	60,870	695
Kumba Iron Ore	54,108	2,287
Massmart Holdings	115,857	1,322
MTN Group	148,783	2,124
Murray & Roberts Holdings	314,835	1,621
Nedbank Group	180,722	2,871
Pretoria Portland Cement	323,092	1,416
Sanlam	1,129,555	3,370
Shoprite Holdings	111,942	1,022
Standard Bank Group	172,469	2,444
Tiger Brands	89,550	2,072
Truworths International	166,604	921

		22,165

South Korea - 2.4%
Hite Brewery	7,418	1,010
KT&G	45,460	2,640
NHN •	12,690	1,883
Samsung Electronics	1,643	1,104
Samsung Electronics - GDR	2,850	976
Samsung Electronics - GDR	13,629	4,599
Shinhan Financial Group - ADR	46,548	3,225
Woongjin Coway	60,219	1,849

		17,286

Spain - 1.6%
Abertis Infraestructuras	82,928	1,680
Acciona	1,704	205
Banco Santander	195,484	2,792
Elecnor	4,529	72
Enagas	5,964	124
Ferrovial	21,510	224
Gamesa Corporacion Tecnologica	148,579	2,156
Iberdrola	22,471	191
Red Electrica	6,039	303
Telefonica	147,315	3,529

		11,276

Sweden - 0.8%
Atlas Copco, Class A	181,185	2,457
Ericsson	324,243	3,142

		5,599

Switzerland - 4.5%
ABB •	128,743	2,331
BKW FMB Energie	2,803	213
Credit Suisse Group	57,441	2,485

International Select Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Flughafen Zuerich	1,608	$454
Foster Wheeler •	78,912	2,208
Logitech International •	149,352	2,500
Nestle	189,547	8,985
Novartis	107,813	5,769
Roche Holding	39,994	6,710

		31,655

Taiwan - 0.8%
Advanced Semiconductor Engineering	1,126,233	885
Hon Hai Precision Industry	467,105	1,946
HTC	126,250	1,234
Taiwan Semiconductor Manufacturing	961,961	1,826

		5,891

Thailand - 0.5%
Bangkok Bank	480,413	1,619
Banpu Public	75,400	1,189
Kasikornbank	372,000	982

		3,790

Turkey - 1.5%
Akbank T.A.S.	387,907	2,266
Koc Holding	505,001	1,710
Turkcell Iletisim Hizmetleri - ADR	139,500	2,538
Turkiye Is Bankasi, Class C	931,408	4,091

		10,605

United Kingdom - 10.4%
Anglo American •	59,644	2,188
Antofagasta	61,820	858
ARM Holdings	1,312,069	4,010
Arriva	21,796	169
Autonomy •	223,536	5,537
BAE Systems	229,499	1,287
Balfour Beatty	22,079	94
BG Group	154,307	2,837
BP - ADR	91,091	5,112
British Sky Broadcasting Group	299,371	2,535
Diageo	291,233	4,895
Experian Group	233,133	2,217
Forth Ports	7,098	126
GlaxoSmithKline	296,065	5,762
ICAP	348,296	2,047
National Grid - ADR	12,973	653
Prudential	430,489	3,943
Reed Elsevier	421,977	3,359
Scottish & Southern Energy	134,220	2,502
Serco Group	71,037	565
Smith & Nephew	272,595	2,742
Standard Chartered	180,519	4,158
Tesco	513,675	3,476
Vedanta Resources	143,027	5,486
Vodafone Group - ADR	179,113	3,844
WPP	356,587	3,290

		73,692

United States - 1.9%
American States Water	2,760	92
American Tower, Class A •	9,308	395
American Water Works	12,835	280
Atmos Energy	6,533	181
Brookfield Infrastructure Partners	1,712	27
Bunge	53,500	3,145
California Water Service Group	5,427	197
Chesapeake Utilities	3,679	109
Connecticut Water Service	3,429	76
Corrections Corporation of America •	14,679	275
Crown Castle International •	4,676	173
Digital Realty Trust - REIT	1,843	89
Dominion Resources	2,441	91
El Paso	20,425	207
EnergySolutions	5,307	44

International Select Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Exelon	20,622	$941
FPL Group	14,045	685
Geo Group •	4,524	84
ICF International •	14,072	329
Kinder Morgan Management	4,635	251
MYR Group •	4,358	69
Northeast Utilities	2,023	51
Philip Morris International	66,929	3,046
Republic Services	8,255	221
Sempra Energy	8,772	445
Southern Union	21,955	484
Spectra Energy	42,722	908
Standard Parking •	16,204	263
Waste Management	2,966	95
WGL Holdings	2,891	92

		13,345

Total Common Stocks (Cost $557,997)		578,031

Preferred Stocks - 1.7%
Brazil - 1.2%
AES Tiete	23,814	240
Companhia de Gas de Sao Paulo, Class A	7,644	144
Companhia Energetica de Minas Gerais - ADR	87,357	1,456
Eletropaulo Metropolitana, Class B	37,700	718
Itau Unibanco Holding - ADR	179,499	3,439
Usinas Siderurgicas de Minas Gerais, Class A	107,300	2,824

		8,821

Germany - 0.5%
Henkel KGAA	65,448	3,337

Total Preferred Stocks (Cost $11,067)		12,158

Exchange-Traded Funds - 0.9%
iShares MSCI Chile Investable Market Index Fund	60,000	3,346
iShares MSCI Turkey Investable Market Index Fund	50,000	2,784

Total Exchange-Traded Funds (Cost $6,053)		6,130

Short-Term Investments - 15.7%
Money Market Fund - 12.3%
State Street Institutional Liquid Reserves Fund 0.130% Ω	87,344,775	87,345

U.S. Treasury Obligation - 3.4%

	PAR

U.S. Treasury Bill 0.080%, 05/20/2010 □	$24,150	24,144

Total Short-Term Investments (Cost $111,487)		111,489

Total Investments ▲ - 99.9% (Cost $686,604)		707,808

Other Assets and Liabilities, Net - 0.1%		789

Total Net Assets - 100.0%		$708,597

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010 the fund held internally fair valued securities as disclosed in footnote ⊡.

•	Non-income producing security.

⊡	Security is internally fair valued. As of January 31, 2010, the fair value of this investment was $1,102 or 0.2% of total net assets.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2010.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $686,604. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$59,419
Gross unrealized depreciation	(38,215)

Net unrealized appreciation	$21,204

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REIT – Real Estate Investment Trust
SDR – Swedish Depositary Receipt
Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

CAC 40 10 Euro Index Futures	March 2010	280	$14,516	$(385)
DAX Index Futures	March 2010	27	5,248	(211)
FTSE/JSE Top 40 Index Futures	March 2010	(130)	(4,115)	148
Hang Seng China Enterprises Index Futures	February 2010	151	11,229	109
IBEX 35 Index Futures	February 2010	(111)	(16,815)	1,068
Japanese Yen Currency Futures	March 2010	(103)	(14,263)	119
Mexican Bolsa Index Futures	March 2010	(130)	(3,022)	168
MSCI Taiwan Index Futures	February 2010	266	7,288	(12)
Nikkei 225 Index Futures	March 2010	210	10,747	(413)
Russell 2000 Mini Index Futures	March 2010	(376)	(22,598)	187
S&P MIB Index Futures	March 2010	34	5,152	(213)
S&P TSE 60 Futures	March 2010	268	32,423	(1,788)
SGX CNX Nifty Index Futures	February 2010	395	3,860	(11)
SGX MSCI Singapore Index Futures	February 2010	128	5,967	(2)
SPI 200 Futures	March 2010	300	30,162	(729)
Swiss Market Index Futures	March 2010	423	25,483	(114)

				$(2,079)

As of January 31, 2010, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$1,680
Foreign Exchange Contracts	119

Balance as of January 31, 2010	$1,799

Liability Derivatives
Equity Contracts	$3,878

Balance as of January 31, 2010	$3,878

At January 31, 2010, sector diversification of the fund was as follows:

	% of Net
	Assets	Fair Value

Common and Preferred Stocks
Financials	16.0%	$112,942
Consumer Staples	10.8	76,505
Information Technology	10.3	73,167
Industrials	9.6	68,062
Materials	8.1	57,530
Energy	7.7	54,412
Consumer Discretionary	7.2	51,242
Healthcare	5.6	39,749
Telecommunication Services	4.7	33,154
Utilities	3.3	23,194
Transportation	0.0	232

Total Common and Preferred Stocks	83.3	590,189

Total Exchange-Traded Funds	0.9	6,130

Total Short-Term Investments	15.7	111,489

Total Investments	99.9	707,808

Other Assets and Liabilities, Net	0.1	789

Net Assets	100.0%	$708,597

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

					Total
	Level 1	Level 2		Level 3	Fair Value

Common and Preferred Stocks	$121,750	$468,439	[1]	$—	$590,189
Exchange-Traded Funds	6,130	—		—	6,130
Short-Term Investments	87,345	24,144		—	111,489

Total Investments	$215,225	$492,583		$—	$707,808

[1]	The Common and Preferred Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment
in
Securities
Balance as of October 31, 2009	$111
Accrued discounts/premiums	—
Realized gain (loss)	57
Change in net unrealized appreciation (depreciation)	(10)
Net purchases (sales)	(158)
Transfers in and/or out of Level 3	—

Balance as of January 31, 2010	$—

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of January 31, 2010.	$—

Financials	$98,494
Consumer Staples	65,478
Industrials	64,065
Information Technology	57,968
Consumer Discretionary	46,139
Materials	45,240
Healthcare	31,923
Energy	30,014
Utilities	17,314
Telecommunication Services	11,572
Transportation	232

Total Investments	$468,439

As of January 31, 2010, the fund’s investments in futures* were classified as follows:

				Total
				Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures*	$(2,079)	$—	$—	$(2,079)

*	Futures are derivative instruments which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 99.9%
Consumer Discretionary - 15.1%
Amazon.com •	116,173	$14,569
Carnival	182,156	6,071
Chipotle Mexican Grill, Class A • ▼	46,541	4,489
DeVry	75,915	4,635
Dick’s Sporting Goods • ▼	216,537	4,844
J. Crew Group • ▼	121,856	4,778
Nordstrom ▼	162,149	5,601
Polo Ralph Lauren	107,682	8,830
Priceline.com • ▼	63,075	12,322
Target ▼	121,553	6,232
Walt Disney ▼	203,605	6,017
Wynn Resorts • ▼	67,925	4,203

		82,591

Consumer Staples - 7.3%
Colgate-Palmolive	121,499	9,724
Costco Wholesale	93,342	5,361
Kellogg	179,773	9,783
Philip Morris International	326,836	14,874

		39,742

Energy - 4.0%
Dril-Quip •	64,149	3,367
Occidental Petroleum	53,029	4,154
Pioneer Natural Resources	83,720	3,682
Schlumberger	98,406	6,245
Southwestern Energy •	100,407	4,306

		21,754

Financials - 6.9%
American Express	210,370	7,922
Bank of America	269,479	4,091
BlackRock ▼	38,463	8,224
Comerica	83,484	2,881
Goldman Sachs Group ▼	61,634	9,166
KeyCorp ▼	388,379	2,789
Regions Financial	437,002	2,775

		37,848

Healthcare - 17.5%
Abbott Laboratories	160,712	8,508
Allergan	129,101	7,423
Baxter International	112,392	6,473
Cerner • ▼	57,404	4,343
DENTSPLY International	182,054	6,104
Edwards Lifesciences • ▼	55,639	4,987
Express Scripts •	100,362	8,416
Gilead Sciences •	219,640	10,602
Medco Health Solutions •	234,317	14,406
Perrigo ▼	94,992	4,206
Pfizer	297,583	5,553
Teva Pharmaceutical Industries - ADR	119,786	6,794
Thermo Fisher Scientific •	99,830	4,607
Vertex Pharmaceuticals •	93,415	3,587

		96,009

Industrials - 9.8%
3M	143,659	11,563
C.H. Robinson Worldwide	70,372	3,985
Cummins	113,982	5,147
Joy Global	60,291	2,758
Manpower	53,147	2,753
Precision Castparts	94,448	9,941
Robert Half International ▼	125,273	3,372
United Technologies	162,539	10,968

Large Cap Growth Opportunities Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Verisk Analytics, Class A •	111,120	$3,125

		53,612

Information Technology - 34.5%
Accenture, Class A	179,507	7,358
Amphenol, Class A ▼	125,862	5,014
Apple •	164,464	31,597
BMC Software •	94,278	3,643
Broadcom, Class A •	98,041	2,620
Cisco Systems •	501,030	11,258
Dolby Laboratories, Class A •	138,487	6,970
Equinix • ▼	54,904	5,283
F5 Networks •	122,249	6,043
Google, Class A • ▼	29,258	15,490
Hewlett-Packard	320,267	15,075
MasterCard, Class A ▼	30,152	7,535
Microsoft	468,390	13,199
Oracle	351,829	8,113
QUALCOMM	264,388	10,361
Rackspace Hosting • ▼	129,725	2,364
Red Hat •	171,478	4,668
Salesforce.com • ▼	96,824	6,153
Sybase • ▼	109,387	4,449
Teradata •	215,456	6,026
Visa, Class A ▼	189,384	15,535

		188,754

Materials - 2.2%
Ecolab	124,820	5,480
Praxair	84,858	6,391

		11,871

Telecommunication Services - 2.1%
American Tower, Class A • ▼	265,957	11,290

Utilities - 0.5%
ITC Holdings	54,546	2,930

Total Common Stocks (Cost $458,112)		546,401

Short-Term Investment - 1.0%
First American Prime Obligations Fund, Class Z 0.057% Å Ω (Cost $5,762)	5,761,944	5,762

Investment Purchased with Proceeds from Securities Lending - 19.0%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $103,854)	103,854,127	103,854

Total Investments ▲ - 119.9% (Cost $567,728)		656,017

Other Assets and Liabilities, Net - (19.9)%		(108,889)

Total Net Assets - 100.0%		$547,128

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $99,613 at January 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $567,728. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$99,830
Gross unrealized depreciation	(11,541)

Net unrealized appreciation	$88,289

ADR – American Depositary Receipt
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$546,401	$—	$—	$546,401
Short-Term Investments	109,616	—	—	109,616

Total Investments	$656,017	$—	$—	$656,017

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Large Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 99.2%

Consumer Discretionary - 15.0%
Abercrombie & Fitch, Class A	31,650	$998
Coach	47,430	1,654
DIRECTV, Class A •	48,690	1,478
Discovery Communications, Class A •	48,403	1,436
Expedia • ▼	65,062	1,393
Guess?	37,141	1,475
Hasbro ▼	41,010	1,253
Jarden	55,611	1,695
Office Depot •	237,094	1,347
Target ▼	35,020	1,795
WABCO Holdings	88,686	2,292
Walt Disney ▼	70,536	2,084
WMS Industries • ▼	54,742	2,030

		20,930

Consumer Staples - 1.9%
Coca-Cola ▼	17,521	951
General Mills	24,810	1,769

		2,720

Energy - 11.5%
Alpha Natural Resources • ▼	20,397	828
Apache	25,333	2,502
Chevron	34,942	2,520
Exxon Mobil ▼	32,543	2,097
Newfield Exploration •	28,380	1,389
Occidental Petroleum	33,681	2,638
Pioneer Natural Resources ▼	51,914	2,283
Whiting Petroleum •	26,511	1,765

		16,022

Financials - 17.5%
Bank of America ▼	326,025	4,949
BlackRock ▼	5,995	1,282
Comerica ▼	62,800	2,167
Fifth Third Bancorp ▼	123,175	1,532
Goldman Sachs Group ▼	16,720	2,487
JPMorgan Chase ▼	103,957	4,048
KeyCorp ▼	300,375	2,157
Lincoln National	39,989	983
Regions Financial ▼	317,408	2,015
Wells Fargo ▼	98,371	2,797

		24,417

Healthcare - 13.9%
Abbott Laboratories	42,735	2,262
Allergan	29,528	1,698
Amgen •	40,149	2,348
Bristol-Myers Squibb ▼	97,123	2,366
Forest Laboratories •	46,731	1,385
Gilead Sciences •	32,386	1,563
Medco Health Solutions •	26,625	1,637
Pfizer ▼	256,383	4,784
Thermo Fisher Scientific •	29,373	1,356

		19,399

Industrials - 10.1%
Boeing ▼	52,601	3,188
Ingersoll-Rand ▼	44,381	1,441
Manpower	27,332	1,415
Stanley Works ▼	43,508	2,230
Tyco International ▼	63,663	2,256
United Technologies	29,568	1,995
Werner Enterprises ▼	74,085	1,465

		13,990

Large Cap Select Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Information Technology - 22.3%
Accenture, Class A ▼	41,746	$1,711
Analog Devices	70,179	1,892
Apple •	20,576	3,953
Automatic Data Processing	45,496	1,856
BMC Software •	43,675	1,688
Cisco Systems •	149,539	3,360
eBay •	79,816	1,837
Hewlett-Packard	70,234	3,306
Microsoft	132,786	3,742
QUALCOMM	45,825	1,796
Sybase • ▼	42,767	1,739
Teradata •	98,993	2,769
Texas Instruments	59,540	1,340

		30,989

Materials - 2.9%
Cliffs Natural Resources ▼	30,342	1,212
Freeport-McMoRan Copper & Gold ▼	20,828	1,389
Packaging Corporation of America	62,283	1,373

		3,974

Telecommunication Services - 3.0%
American Tower, Class A • ▼	46,566	1,977
Qwest Communications International	532,987	2,244

		4,221

Utilities - 1.1%
CMS Energy ▼	103,507	1,570

Total Common Stocks (Cost $120,348)		138,232

Short-Term Investment - 0.8%
First American Prime Obligations Fund, Class Z 0.057% Å Ω (Cost $1,089)	1,089,329	1,089

Investment Purchased with Proceeds from Securities Lending - 39.5%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $54,973)	54,972,800	54,973

Total Investments ▲ - 139.5% (Cost $176,410)		194,294

Other Assets and Liabilities, Net - (39.5)%		(55,054)

Total Net Assets - 100.0%		$139,240

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $52,016 at January 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $176,410. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$20,425
Gross unrealized depreciation	(2,541)

Net unrealized appreciation	$17,884

ADR – American Depositary Receipt
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$138,232	$—	$—	$138,232
Short-Term Investments	56,062	—	—	56,062

Total Investments	$194,294	$—	$—	$194,294

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Large Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 99.3%

Consumer Discretionary - 10.8%
Comcast, Class A ▼	180,605	$2,859
DIRECTV, Class A •	119,844	3,637
Expedia •	160,700	3,440
Ford Motor ▼ •	332,810	3,607
Guess?	93,043	3,695
Home Depot	140,735	3,942
Macy’s	242,684	3,866
Starwood Hotels & Resorts Worldwide ▼	90,597	3,019
Walt Disney ▼	335,456	9,913
WMS Industries •	71,924	2,667

		40,645

Consumer Staples - 6.0%
ConAgra Foods	250,779	5,703
Dr. Pepper Snapple Group	143,220	3,962
General Mills	100,634	7,176
Procter & Gamble	95,277	5,864

		22,705

Energy - 16.2%
Apache	67,944	6,711
Chevron	197,070	14,213
Exxon Mobil	224,744	14,480
Newfield Exploration •	118,546	5,801
Occidental Petroleum	121,405	9,511
Peabody Energy	63,988	2,695
Pioneer Natural Resources	59,816	2,631
Schlumberger	80,900	5,134

		61,176

Financials - 20.8%
ACE	98,793	4,868
American Express	171,582	6,462
Ameriprise Financial	132,488	5,066
Bank of America ▼	808,448	12,272
BB&T ▼	160,573	4,475
Comerica	135,209	4,666
Fifth Third Bancorp	403,216	5,016
Goldman Sachs Group ▼	37,166	5,527
JPMorgan Chase	318,904	12,418
Prudential Financial	92,094	4,604
SunTrust Banks ▼	118,065	2,873
Unum Group ▼	205,326	4,018
Wells Fargo	216,400	6,152

		78,417

Healthcare - 13.5%
AmerisourceBergen	159,030	4,335
Bristol-Myers Squibb ▼	391,712	9,542
Covidien	76,159	3,851
Johnson & Johnson	101,143	6,358
Merck	145,973	5,573
Pfizer	524,072	9,779
UnitedHealth Group	175,772	5,800
WellPoint •	87,911	5,602

		50,840

Industrials - 12.5%
Boeing ▼	56,016	3,394
Eaton	60,383	3,698
FedEx ▼	87,717	6,873
General Electric	679,068	10,919
Illinois Tool Works	121,535	5,298
Ingersoll-Rand ▼	213,206	6,921

Large Cap Value Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Norfolk Southern	65,320	$3,074
United Technologies	100,842	6,805

		46,982

Information Technology - 7.1%
Analog Devices	123,480	3,329
BMC Software •	136,981	5,293
Check Point Software Technologies •	183,979	5,884
Cisco Systems •	234,263	5,264
Hewlett-Packard	144,150	6,785

		26,555

Materials - 4.0%
Air Products & Chemicals	49,437	3,755
Dow Chemical ▼	124,831	3,382
Freeport-McMoRan Copper & Gold	42,044	2,804
International Paper	153,140	3,508
Steel Dynamics	113,306	1,720

		15,169

Telecommunication Services - 3.0%
AT&T ▼	441,364	11,193

Utilities - 5.4%
CMS Energy ▼	312,196	4,736
Edison International	151,770	5,057
Entergy	38,785	2,960
Sempra Energy	68,980	3,501
Xcel Energy ▼	197,713	4,108

		20,362

Total Common Stocks (Cost $360,453)		374,044

Short-Term Investment - 0.4%
First American Prime Obligations Fund, Class Z 0.057% Å Ω (Cost $1,767)	1,767,103	1,767

Investment Purchased with Proceeds from Securities Lending - 23.1%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $86,965)	86,965,307	86,965

Total Investments ▲ - 122.8% (Cost $449,185)		462,776

Other Assets and Liabilities, Net - (22.8)%		(86,034)

Total Net Assets - 100.0%		$376,742

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $83,050 at January 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $449,185. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$39,903
Gross unrealized depreciation	(26,312)

Net unrealized appreciation	$13,591

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$374,044	$—	$—	$374,044
Short-Term Investments	88,732	—	—	88,732

Total Investments	$462,776	$—	$—	$462,776

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 98.6%

Consumer Discretionary - 21.8%
Abercrombie & Fitch, Class A	304,426	$9,602
Advance Auto Parts ▼	354,329	13,978
Bally Technologies •	216,578	8,592
Bed Bath & Beyond ▼ •	524,178	20,286
Chipotle Mexican Grill, Class A ▼ •	157,865	15,228
Coach	543,953	18,973
Coinstar ▼ •	409,092	10,567
DeVry ▼	239,705	14,636
Dick’s Sporting Goods •	642,114	14,364
Expedia ▼ •	461,421	9,879
Guess?	165,228	6,561
Harman International Industries	527,151	18,740
J.Crew Group ▼ •	298,559	11,707
Nordstrom ▼	497,579	17,186
Polo Ralph Lauren	241,761	19,824
Priceline.com ▼ •	124,121	24,247
WABCO Holdings	350,649	9,064
WMS Industries •	389,281	14,435
Wynn Resorts ▼ •	144,864	8,964

		266,833

Consumer Staples - 2.6%
Alberto-Culver ▼	422,761	12,002
Lorillard	260,717	19,736

		31,738

Energy - 5.9%
Cameron International •	603,827	22,740
Noble Energy ▼	165,217	12,216
Oceaneering International •	207,182	11,333
Petrohawk Energy ▼ •	618,294	13,807
Quicksilver Resources ▼ •	910,376	12,099

		72,195

Financials - 9.0%
Affiliated Managers Group ▼ •	188,155	11,397
Alexandria Real Estate Equities - REIT ▼	221,746	13,245
Comerica	291,567	10,062
IntercontinentalExchange ▼ •	193,879	18,512
KeyCorp ▼	1,407,803	10,108
PartnerRe	158,184	11,799
Regions Financial	1,455,915	9,245
T. Rowe Price Group	205,853	10,214
TD Ameritrade •	848,162	15,063

		109,645

Healthcare - 12.9%
Allergan	309,035	17,769
C.R. Bard	122,734	10,173
Cerner ▼ •	132,476	10,022
DENTSPLY International ▼	495,289	16,607
Edwards Lifesciences •	129,450	11,601
Express Scripts •	179,472	15,051
Henry Schein ▼ •	237,923	12,860
Intuitive Surgical ▼ •	33,052	10,843
NuVasive ▼ •	401,961	11,094
Perrigo	146,918	6,506
Thermo Fisher Scientific ▼ •	273,238	12,610
Thoratec ▼ •	341,433	9,680
Vertex Pharmaceuticals •	318,005	12,211

		157,027

Mid Cap Growth Opportunities Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Industrials - 13.3%
C.H. Robinson Worldwide ▼	156,999	$8,891

Copa Holdings, Class A	241,723	12,565
Cummins	189,262	8,547
Expeditors International of Washington	334,302	11,400
Flowserve	158,775	14,317
Joy Global	212,038	9,699
Manpower	331,963	17,192
Precision Castparts	299,117	31,482
Roper Industries	277,526	13,898
Ryanair Holdings - ADR •	586,516	15,238
Spirit AeroSystems Holdings, Class A ▼ •	525,521	11,272
Verisk Analytics, Class A •	290,597	8,171

		162,672

Information Technology - 26.0%
Altera ▼	792,243	16,891
Amphenol, Class A ▼	471,438	18,782
Analog Devices	511,846	13,799
ANSYS •	298,849	12,510
Blackboard ▼ •	236,978	9,339
BMC Software •	267,663	10,343
Check Point Software Technologies▼ •	287,590	9,197
CyberSource •	665,495	12,032
Dolby Laboratories, Class A •	328,020	16,509
Equinix ▼ •	97,748	9,406
F5 Networks •	295,913	14,627
Global Payments	347,290	15,454
Juniper Networks ▼ •	534,109	13,262
Lam Research ▼ •	446,429	14,737
Marvell Technology Group •	511,895	8,922
MasterCard, Class A ▼	94,852	23,704
MicroStrategy, Class A •	175,519	16,450
NetApp •	562,373	16,382
Rackspace Hosting ▼ •	288,613	5,259
Red Hat •	334,983	9,118
Salesforce.com ▼ •	201,235	12,788
Sybase ▼ •	478,838	19,474
Teradata •	678,189	18,969

		317,954

Materials - 2.3%
Air Products & Chemicals	164,196	12,473
Cliffs Natural Resources ▼	153,149	6,118
Ecolab	217,856	9,564

		28,155

Telecommunication Services - 4.2%
American Tower, Class A ▼ •	552,512	23,454
NII Holdings ▼ •	467,703	15,313
SBA Communications, Class A ▼ •	395,692	13,093

		51,860

Utilities - 0.6%
ITC Holdings	145,095	7,795

Total Common Stocks (Cost $1,043,522)		1,205,874

Short-Term Investment - 2.0%
First American Prime Obligations Fund, Class Z 0.057% Å Ω (Cost $23,872)	23,872,311	23,872

Mid Cap Growth Opportunities Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Investment Purchased with Proceeds from Securities Lending - 28.6%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $349,732)	349,732,189	349,732

Total Investments ▲ - 129.2% (Cost $1,417,126)		1,579,478

Other Assets and Liabilities, Net - (29.2)%		(356,917)

Total Net Assets - 100.0%		$1,222,561

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $332,770 at January 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $1,417,126. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$193,961
Gross unrealized depreciation	(31,609)

Net unrealized appreciation	$162,352

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of January 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$1,205,874	—	—	$1,205,874
Short-Term Investment	373,604			373,604

Total Investments	$1,579,478	$—	$—	$1,579,478

Schedule of Investments January 31, 2010 (unaudited), all dollars rounded to thousands (000)
Mid Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 99.5%

Consumer Discretionary - 18.2%
Bally Technologies • ▼	12,813	$508
Bed Bath & Beyond • ▼	13,141	509
Coach	23,055	804
Discovery Communications, Class A •	16,217	481
Expedia • ▼	22,710	486
Gannett ▼	34,886	563
Guess?	13,648	542
Jarden	28,565	871
Office Depot •	103,231	586
WABCO Holdings	21,014	543
Warnaco Group •	11,716	454
WMS Industries • ▼	25,055	929

		7,276

Consumer Staples - 1.1%
Diamond Foods ▼	12,087	434

Energy - 11.0%
Alpha Natural Resources • ▼	14,041	571
Cameron International •	11,263	424
Complete Production Services • ▼	37,523	470
Noble Energy ▼	6,966	515
Pioneer Natural Resources	20,372	896
Whiting Petroleum •	16,829	1,120
Williams	19,247	401

		4,397

Financials - 22.2%
BlackRock ▼	3,923	839
Comerica	22,240	768
Delphi Financial Group, Class A	20,212	409
Digital Realty Trust - REIT ▼	9,615	462
Discover Financial Services	27,332	374
Evercore Partners, Class A ▼	23,348	697
Fifth Third Bancorp	55,804	694
First Midwest Bancorp ▼	41,227	543
Hartford Financial Services Group	21,709	521
KeyCorp ▼	71,702	515
Liberty Property Trust - REIT ▼	13,456	409
MFA Financial - REIT ▼	63,999	471
PartnerRe	9,542	712
Regions Financial ▼	108,555	689
Unum Group	39,058	764

		8,867

Healthcare - 8.6%
Express Scripts •	8,986	754
Forest Laboratories •	14,140	419
Intuitive Surgical • ▼	1,402	460
MEDNAX •	11,057	629
Thermo Fisher Scientific •	15,063	695
Vertex Pharmaceuticals •	12,801	491

		3,448

Industrials - 7.1%
Altra Holdings •	66,856	737
EMCOR Group •	31,570	760
Joy Global	11,443	523
Manpower	8,215	425
Stanley Works ▼	7,845	402

		2,847

Information Technology - 20.1%
Altera ▼	41,255	880

DESCRIPTION	SHARES	FAIR VALUE Ñ

Amkor Technology • ▼	91,577	$521
Avnet • ▼	18,178	481
BMC Software •	16,588	641
Computer Sciences •	9,034	463
F5 Networks •	14,031	694
LoopNet • ▼	48,364	454
MasterCard, Class A ▼	3,610	902
MICROS Systems • ▼	11,879	339
Perficient •	44,697	434
Plantronics	13,794	364
Red Hat •	17,933	488
Sybase • ▼	13,104	533
Teradata •	29,806	834

		8,028

Materials - 5.0%
Celanese, Class A	16,966	494
Cliffs Natural Resources	12,185	487
Freeport-McMoRan Copper & Gold	8,266	551
Packaging Corporation of America	21,223	468

		2,000

Telecommunication Services - 3.5%
American Tower, Class A • ▼	12,769	542
Qwest Communications International	74,039	312
Windstream ▼	54,766	564

		1,418

Utilities - 2.7%
CMS Energy ▼	35,086	532
Xcel Energy ▼	25,693	534

		1,066

Total Common Stocks (Cost $35,482)		39,781

Warrant - 0.0%
Lantronix, Warrants • ∞ ⊡ (Cost $0)	746	—

Investment Purchased with Proceeds from Securities Lending - 30.5%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $12,200)	12,199,703	12,200

Total Investments ▲ - 130.0% (Cost $47,682)		51,981

Other Assets and Liabilities, Net - (30.0)%		(11,984)

Total Net Assets - 100.0%		$39,997

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held internally fair valued securities disclosed in footnote ⊡.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $11,500 at January 31, 2010.

∞	Illiquid Security – A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of January 31, 2010, the fair value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis

Lantronix, Warrants	746	5/08	$—

⊡	Security is internally fair valued. As of January 31, 2010, the fair value of this investment was $0 or 0.0% of total net assets.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $47,682. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,362
Gross unrealized depreciation	(1,063)

Net unrealized appreciation	$4,299

REIT – Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$39,781	$—	$—	$39,781
Warrants	—	—	—	—
Short-Term Investments	12,200	—	—	12,200

Total Investments	$51,981	$—	$—	$51,981

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 98.9%

Consumer Discretionary - 15.0%
Cablevision Systems	306,775	$7,866
CBS, Class B ▼	687,643	8,891
Expedia •	234,178	5,014
Guess?	138,406	5,496
Jarden	306,372	9,338
Macy’s ▼	653,480	10,410
Magna International, Class A ▼	96,242	5,300
Newell Rubbermaid ▼	396,390	5,379
OfficeMax •	322,695	4,185
Starwood Hotels & Resorts Worldwide ▼	233,161	7,769
WABCO Holdings	305,186	7,889
WMS Industries •	182,766	6,777

		84,314

Consumer Staples - 7.3%
Alberto-Culver	222,786	6,325
ConAgra Foods	506,733	11,523
Dr. Pepper Snapple Group •	315,916	8,738
JM Smucker	116,265	6,984
Lorillard	97,709	7,397

		40,967

Energy - 9.3%
Alpha Natural Resources▼ •	130,861	5,314
Nabors Industries▼ •	131,193	2,926
Newfield Exploration •	239,654	11,729
Noble	115,609	4,661
Noble Energy	161,030	11,907
Pioneer Natural Resources	211,694	9,310
Whiting Petroleum •	100,954	6,719

		52,566

Financials - 26.0%
Ameriprise Financial	284,246	10,870
BOK Financial ▼	96,043	4,553
Boston Properties - REIT	79,143	5,134
Comerica	326,084	11,253
Discover Financial Services	763,138	10,440
Essex Property Trust - REIT ▼	78,596	6,263
Everest Re Group	93,335	8,003
Federal Realty Investment Trust - REIT ▼	121,070	7,794
Fifth Third Bancorp	948,780	11,803
Hartford Financial Services Group	231,845	5,562
KeyCorp	664,008	4,768
Liberty Property Trust - REIT ▼	194,645	5,917
Lincoln National	449,277	11,043
PartnerRe	120,200	8,966
Regions Financial ▼	1,162,636	7,383
SunTrust Banks	244,597	5,951
Unum Group	424,226	8,302
Ventas - REIT ▼	202,395	8,541
Vornado Realty Trust - REIT ▼	60,481	3,912

		146,458

Healthcare - 5.0%
AmerisourceBergen	287,685	7,842
CIGNA	217,485	7,345
Forest Laboratories •	247,063	7,323
Universal Health Services	185,023	5,395

		27,905

Industrials - 10.7%
Eaton	135,292	8,285
Goodrich	113,131	7,004
Ingersoll-Rand PLC ▼	283,892	9,215

Mid Cap Value Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Manpower	101,214	$5,242
Republic Services ▼	107,973	2,893
Stanley Works ▼	160,820	8,242
URS •	119,069	5,344
W.W. Grainger ▼	64,589	6,412
Werner Enterprises ▼	372,442	7,367

		60,004

Information Technology - 6.4%
Analog Devices	103,541	2,791
Avnet •	109,640	2,899
BMC Software •	210,083	8,118
Check Point Software Technologies •	287,419	9,192
Computer Sciences •	204,002	10,465
Micron Technology▼ •	305,812	2,667

		36,132

Materials - 8.0%
Air Products and Chemicals	93,080	7,070
Bemis	95,845	2,690
Celanese, Class A	230,905	6,719
Cliffs Natural Resources	132,281	5,285
International Paper	236,367	5,415
Packaging Corporation of America	274,959	6,060
Sonoco Products	287,567	7,983
Steel Dynamics	261,929	3,976

		45,198

Telecommunication Services - 1.5%
Qwest Communications International	528,777	2,226
Windstream ▼	618,830	6,380

		8,606

Utilities - 9.7%
CMS Energy ▼	740,432	11,232
Edison International	301,796	10,056
Entergy	95,897	7,318
Sempra Energy	206,575	10,484
Wisconsin Energy ▼	169,374	8,289
Xcel Energy ▼	357,468	7,428

		54,807

Total Common Stocks (Cost $507,857)		556,957

Short-Term Investment - 1.5%
First American Prime Obligations Fund, Class Z 0.057% Å Ω (Cost $8,446)	8,446,244	8,446

Investment Purchased with Proceeds from Securities Lending - 20.2%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $113,811)	113,811,252	113,811

Total Investments ▲ - 120.6% (Cost $630,114)		679,214

Other Assets and Liabilities, Net - (20.6)%		(116,246)

Total Net Assets - 100.0%		$562,968

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $107,319 at January 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $630,114. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$70,850
Gross unrealized depreciation	(21,750)

Net unrealized appreciation	$49,100

REIT – Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of January 31, 2010, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$556,957	$—	$—	$556,957
Short-Term Investments	122,257	—	—	122,257

Total Investments in Securities	$679,214	$—	$—	$679,214

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Real Estate Securities Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 99.4%

Apartments - 11.8%
Avalonbay Communities ➢ ▼	234,595	$17,972
Camden Property Trust ➢ ▼	649,464	25,180
Equity Residential Properties Trust ➢ ▼	1,233,015	39,518
Essex Property Trust ➢ ▼	302,491	24,106
Home Properties ➢ ▼	192,509	8,534
Mid-America Apartment Communities ➢ ▼	374,333	17,564
Post Properties ➢	18,719	334
UDR ➢ ▼	568,404	8,844

		142,052

Community Centers - 7.3%
Acadia Realty Trust ➢	50,345	802
Developers Diversified Realty ➢ ▼	1,878,338	15,496
Equity One ➢ ▼	106,358	1,782
Federal Realty Investment Trust ➢ ▼	380,802	24,516
Kimco Realty ➢ ▼	546,262	6,894
Ramco-Gershenson Properties Trust ➢ ▼	307,578	2,928
Regency Centers ➢ ▼	517,651	17,336
Saul Centers ➢	49,832	1,776
Urstadt Biddle Properties, Class A ➢	207,995	3,118
Weingarten Realty Investors ➢ ▼	722,890	13,496

		88,144

Diversified - 6.7%
Colonial Properties Trust ➢	184,972	2,036
DuPont Fabros Technology ➢	93,607	1,556
Forest City Enterprises, Class A • ▼	251,796	2,848
Standard Parking •	369,790	6,002
Vornado Realty Trust ➢ ▼	833,300	53,898
Washington Real Estate Investment Trust ➢ ▼	528,469	13,840

		80,180

Healthcare - 15.8%
Assisted Living Concepts, Class A •	51,198	1,322
Capital Senior Living •	418,192	2,108
Cogdell Spencer ➢ ▼	1,151,094	7,436
HCP ➢ ▼	1,954,810	55,419
Health Care ➢ ▼	646,911	27,817
Healthcare Realty Trust ➢ ▼	717,637	15,049
LTC Properties ➢	169,028	4,290
Nationwide Health Properties ➢	507,000	16,711
OMEGA Healthcare Investors ➢	579,478	10,842
Universal Health Realty Income Trust ➢	93,875	3,117
Ventas - REIT ➢ ▼	1,064,224	44,910

		189,021

Hotels - 7.0%
Chesapeake Lodging Trust ➢ •	132,548	2,512
DiamondRock Hospitality ➢ ▼	1,555,046	12,658
Host Hotels & Resorts ➢ ▼	4,418,306	46,834
LaSalle Hotel Properties ➢ ▼	291,146	5,867
Marcus	245,369	2,743
Marriott International, Class A ▼	321,478	8,433

Real Estate Securities Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Pebblebrook Hotel Trust •	196,523	$4,052
Sunstone Hotel Investors ➢	152,412	1,309

		84,408

Industrials - 6.9%
AMB Property ➢ ▼	676,725	16,242
EastGroup Properties ➢ ▼	46,821	1,791
First Potomac Realty Trust ➢ ▼	9,103	124
Mapletree Logistics Trust ➢	281,083	155
Prologis ➢ ▼	3,448,513	43,451
PS Business Parks ➢ ▼	435,261	20,840

		82,603

Infrastructure - 2.3%
American Tower, Class A • ▼	228,621	9,705
Brookfield Asset Management, Class A	882,163	17,723

		27,428

Malls - 13.1%
CBL & Associates Properties ➢ ▼	113,335	1,133
Glimcher Realty Trust ➢	62,285	200
Macerich ➢ ▼	345,672	10,664
Simon Property Group ➢ ▼	1,690,009	121,681
Tanger Factory Outlet Centers ➢ ▼	92,175	3,530
Taubman Centers ➢ ▼	642,690	20,348

		157,556

Manufactured Homes - 1.2%
Equity Lifestyle Properties ➢ ▼	290,591	14,041

Net Lease - 1.3%
National Retail Properties ➢ ▼	757,888	15,309

Office - 18.0%
Alexandria Real Estate Equities ➢ ▼	238,808	14,264
BioMed Realty Trust ➢ ▼	816,487	11,896
Boston Properties ➢ ▼	997,474	64,706
Brandywine Realty Trust ➢	158,654	1,782
Brookfield Properties ▼	918,333	10,993
Corporate Office Properties Trust ➢ ▼	347,510	12,403
Digital Realty Trust ➢ ▼	432,351	20,753
Douglas Emmett ➢ ▼	607,377	8,400
Duke Realty ➢	100,863	1,142
Highwoods Properties ➢ ▼	346,480	10,467
Kilroy Realty ➢ ▼	329,437	9,517
Liberty Property Trust ➢ ▼	959,177	29,159
Mack-Cali Realty ➢	135,175	4,409
Parkway Life ➢	1,275,740	1,173
SL Green Realty ➢ ▼	318,927	14,508

		215,572

Real Estate Service Provider - 0.0%
HFF •	33,588	208

Self Storage - 6.1%
Extra Space Storage ➢	345,954	3,927
Public Storage ➢ ▼	804,802	63,724
Sovran Self Storage ➢	94,074	3,189
U-Store-It Trust ➢	312,475	2,162

		73,002

Student Housing - 1.9%
American Campus Communities ➢ ▼	849,623	21,801

Real Estate Securities Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Education Realty Trust ➢	238,750	$1,261

		23,062

Total Common Stocks (Cost $1,122,963)		1,192,586

Private Real Estate Company - 0.0%
Newcastle Investment Holdings • ∞ ⊡ (Cost $153)	35,000	56

Short-Term Investment - 1.9%
First American Prime Obligations Fund, Class Z 0.057%, Å Ω (Cost $23,103)	23,103,280	23,103

Investment Purchased with Proceeds from Securities Lending - 48.4%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $580,202)	580,201,614	580,202

Total Investments ▲ - 149.7%
(Cost $1,726,421)		1,795,947

Other Assets and Liabilities, Net - (49.7)%		(596,089)

Total Net Assets - 100.0%		$1,199,858

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held internally fair valued securities disclosed in footnote ⊡.

➢	Real Estate Investment Trust. As of January 31, 2010, the fair value of these investments was $1,126,449, or 93.9% of total net assets.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $556,673 at January 31, 2010.

•	Non-income producing security.

∞	Security considered illiquid. As of January 31, 2010, the fair value of this investment was $56 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

Newcastle Investment Holdings	35,000	6/98	$153

⊡	Security is internally fair valued. As of January 31, 2010, the fair value of this investment was $56 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $1,726,421. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$118,759
Gross unrealized depreciation	(49,233)

Net unrealized appreciation	$69,526

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$1,192,586	$ —	$ —	$1,192,586
Private Real Estate Company	—	—	56	56
Short-Term Investments	603,305	—	—	603,305

Total Investments	$1,795,891	$ —	$ 56	$1,795,947

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of October 31, 2009	$111
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(55)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of January 31, 2010	$56

Net change in unrealized appreciation (depreciation) of Level 3 investments held as of January 31, 2010	$(55)

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 98.3%

Consumer Discretionary - 13.6%
Bally Technologies •	48,916	$1,941
Gymboree • ▼	59,439	2,319
P.F. Chang’s China Bistro • ▼	43,084	1,663
Panera Bread, Class A • ▼	28,016	2,001
Penske Automotive Group • ▼	123,552	1,737
Texas Roadhouse • ▼	144,548	1,681
Tractor Supply •	38,601	1,948
Warnaco Group •	58,164	2,252
WMS Industries •	68,174	2,528
Wolverine World Wide ▼	108,509	2,870

		20,940

Consumer Staples - 1.2%
Diamond Foods	50,002	1,796

Energy - 4.2%
Atlas Energy	39,052	1,181
Comstock Resources •	57,039	2,224
GMX Resources • ▼	126,403	1,339
Whiting Petroleum •	25,358	1,688

		6,432

Financials - 5.6%
Associated Banc-Corp ▼	208,850	2,657
CoBiz Financial ▼	365,784	1,953
Investment Technology Group •	103,681	2,125
Stifel Financial • ▼	36,001	1,883

		8,618

Healthcare - 24.3%
Acorda Therapeutics •	19,115	535
Amedisys • ▼	35,736	1,964
Auxilium Pharmaceuticals • ▼	55,269	1,556
BioMarin Pharmaceutical • ▼	105,956	2,059
Haemonetics • ▼	39,826	2,255
Halozyme Therapeutics • ▼	201,673	1,093
Human Genome Sciences • ▼	64,292	1,702
ICON PLC - ADR •	81,271	2,019
ICU Medical •	53,952	1,876
Isis Pharmaceuticals • ▼	118,321	1,320
Masimo • ▼	78,917	2,191
Nektar Therapeutics •	160,004	1,827
NuVasive • ▼	57,978	1,600
Onyx Pharmaceuticals •	75,536	2,172
OSI Pharmaceuticals • ▼	60,244	2,062
Owens & Minor	49,053	1,967
Regeneron Pharmaceuticals •	59,971	1,599
RTI Biologics •	291,742	922
Seattle Genetics •	128,131	1,322
Thoratec • ▼	94,231	2,671
Zoll Medical •	98,526	2,743

		37,455

Industrials - 16.6%
Actuant, Class A	87,181	1,462
Advisory Board •	49,757	1,607
BE Aerospace • ▼	97,464	2,186
ESCO Technologies	75,494	2,468
GrafTech International •	119,012	1,495
HNI ▼	64,052	1,603
Interface, Class A	228,036	1,849
MYR Group •	102,077	1,619
Navigant Consulting •	130,159	1,765
Old Dominion Freight Line •	66,753	1,836
Orbital Sciences •	113,825	1,799
Tetra Tech •	98,013	2,219
UAL • ▼	119,201	1,458
Waste Connections •	66,095	2,126

		25,492

DESCRIPTION	SHARES	FAIR VALUE Ñ

Information Technology - 30.2%
Atheros Communications • ▼	50,971	$1,635
CommScope •	95,633	2,602
Digital River •	72,798	1,829
Double-Take Software •	203,332	2,076
Forrester Research •	77,829	2,108
Kenexa •	147,670	1,465
LoopNet • ▼	173,971	1,632
MICROS Systems • ▼	78,377	2,240
Monolithic Power Systems • ▼	69,771	1,439
Multi-Fineline Electronix • ▼	67,289	1,606
National Instruments	89,383	2,627
NeuStar, Class A • ▼	70,730	1,589
Perficient •	253,227	2,459
Plantronics	100,783	2,663
PMC-Sierra • ▼	331,736	2,637
Polycom • ▼	115,467	2,590
Quest Software • ▼	167,743	2,888
Semtech •	121,530	1,820
Silicon Laboratories •	35,621	1,505
Silicon Motion Technology - ADR • ▼	350,319	1,107
SonicWALL •	219,902	1,676
Verigy • ▼	190,792	2,068
VideoPropulsion • ∞ ⊡	780,460	—
Virtusa • ▼	244,650	2,180

		46,441

Materials - 0.9%
Arch Chemicals	51,191	1,431

Telecommunication Services - 1.7%
Neutral Tandem • ▼	169,475	2,620

Total Common Stocks (Cost $141,727)		151,225

Warrants - 0.0%
Hollis-Eden Pharmaceuticals, Warrants • ∞ ⊡	70,545	—
Lantronix, Warrants • ∞ ⊡	11,236	—

Total Warrants (Cost $161)		—

Short-Term Investment - 2.6%
First American Prime Obligations Fund, Class Z 0.057% Å Ω (Cost $4,042)	4,042,353	4,042

Investment Purchased with Proceeds from Securities Lending - 22.5%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $34,537)	34,537,135	34,537

Total Investments ▲ - 123.4% (Cost $180,467)		189,804

Other Assets and Liabilities, Net - (23.4)%		(36,033)

Total Net Assets - 100.0%		$153,771

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held internally fair valued securities disclosed in footnote ⊡.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $32,386 at January 31, 2010.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of January 31, 2010, the fair value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis

Hollis-Eden Pharmaceuticals, Warrants	70,545	2/06	$161
Lantronix, Warrants	11,236	5/08	—
Video Propulsion	780,460	12/99	—

⊡	Security is internally fair valued. As of January 31, 2010, the fair value of this investment was $0 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $180,467. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$17,832
Gross unrealized depreciation	(8,495)

Net unrealized appreciation	$9,337

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$151,225	$—	$—	$151,225
Warrants	—	—	—	—
Short-Term Investments	38,579	—	—	38,579

Total Investments	$189,804	$—	$—	$189,804

Schedule of Investments January 31, 2010 (unaudited), all dollars rounded to thousands (000)
Small Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 97.2%

Consumer Discretionary - 15.4%
1-800-Flowers.com, Class A •	1,694,574	$3,508
Amerigon • ▼	747,894	6,095
Bally Technologies •	218,001	8,648
Children’s Place Retail Stores • ▼	214,217	6,812
Coinstar • ▼	399,726	10,325
Collective Brands •	528,879	10,408
DG Fastchannel • ▼	90,839	2,475
Dress Barn • ▼	289,273	6,810
Fossil • ▼	244,430	7,981
Harman International Industries	172,692	6,139
P.F. Chang’s China Bistro • ▼	89,692	3,462
Panera Bread, Class A • ▼	132,188	9,441
Ryland Group ▼	99,515	2,215
Tractor Supply • ▼	141,366	7,135
Vitacost.com • ▼	117,883	1,167
Warnaco Group •	156,652	6,066
WMS Industries • ▼	206,454	7,655

		106,342

Consumer Staples - 1.6%
Hain Celestial Group • ▼	207,647	3,320
NBTY •	170,604	7,597

		10,917

Energy - 6.4%
Advantage Oil & Gas ▼	564,555	3,585
Arena Resources • ▼	161,795	6,203
Comstock Resources •	175,200	6,831
Concho Resources •	154,199	6,919
GMX Resources • ▼	763,632	8,087
Newpark Resources • ▼	962,698	3,841
Parker Drilling •	516,060	2,482
Whiting Petroleum •	97,466	6,488

		44,436

Financials - 18.4%
Bank of the Ozarks ▼	377,115	11,174
Calamos Asset Management, Class A ▼	475,800	6,162
Cullen/Frost Bankers ▼	126,905	6,513
CVB Financial ▼	509,510	4,881
Delphi Financial Group, Class A	545,301	11,042
Dime Community Bancshares ▼	379,068	4,583
Evercore Partners, Class A	90,676	2,708
First Midwest Bancorp ▼	116,161	1,530
Glacier Bancorp ▼	607,661	8,714
HCC Insurance Holdings	138,940	3,765
Independent Bank ▼	337,095	7,854
KBW • ▼	271,145	7,202
Knight Capital Group, Class A • ▼	604,493	9,454
MFA Mortgage Investments - REIT	297,215	2,187
National Retail Properties - REIT ▼	369,886	7,472
Piper Jaffray Companies •	74,226	3,606
Platinum Underwriters Holdings	106,771	3,872
Senior Housing Properties Trust - REIT	275,107	5,736
TCF Financial ▼	498,983	7,305
Umpqua Holdings ▼	907,419	11,216

		126,976

Healthcare - 13.9%
Acorda Therapeutics •	45,295	1,267
Alexion Pharmaceuticals • ▼	67,489	3,129
Amedisys • ▼	120,609	6,627
Auxilium Pharmaceuticals • ▼	31,831	896
Cadence Pharmaceuticals • ▼	366,626	3,652

DESCRIPTION	SHARES	FAIR VALUE Ñ

Cubist Pharmaceuticals • ▼	62,835	$1,288
Endologix •	1,148,514	5,260
Haemonetics •	152,816	8,651
Hanger Orthopedic Group •	231,356	3,762
Human Genome Sciences • ▼	123,032	3,257
ICON - ADR •	156,017	3,875
ICU Medical •	75,302	2,619
Incyte •	100,659	1,075
IPC The Hospitalist •	93,182	3,167
LHC Group • ▼	116,174	3,577
Masimo •	97,433	2,705
Medivation •	31,330	1,043
MEDNAX •	151,293	8,603
Onyx Pharmaceuticals •	124,657	3,585
PDL BioPharma ▼	141,203	904
Regeneron Pharmaceuticals •	150,929	4,024
RTI Biologics •	1,015,016	3,207
Salix Pharmaceuticals •	106,037	3,103
Seattle Genetics •	89,698	926
Thoratec • ▼	193,240	5,478
Zoll Medical •	377,596	10,512

		96,192

Industrials - 15.3%
Actuant, Class A ▼	520,863	8,735
Advisory Board •	53,999	1,744
Allegiant Travel • ▼	141,330	7,236
Altra Holdings •	209,953	2,314
BE Aerospace •	326,560	7,325
CBIZ •	385,507	2,795
ESCO Technologies ▼	343,960	11,244
GrafTech International •	574,336	7,214
IDEX	120,666	3,405
Interface, Class A	1,029,678	8,351
MasTec • ▼	405,813	4,987
MYR Group •	363,826	5,770
Navigant Consulting •	478,511	6,489
Old Dominion Freight Line •	347,965	9,569
Orbital Sciences •	434,278	6,866
Regal-Beloit	96,763	4,586
Waste Connections •	217,084	6,983

		105,613

Information Technology - 19.7%
Advanced Analogic Technologies •	2,365,046	7,899
Aviat Networks •	1,034,165	7,436
Cognex	309,117	5,060
CommVault Systems •	332,381	7,043
DealerTrack Holdings • ▼	331,787	5,962
F5 Networks •	113,809	5,626
Global Payments	97,313	4,330
International Rectifier •	403,053	7,271
Kenexa •	541,609	5,373
Mellanox Technologies •	223,750	4,110
Netlogic Microsystems • ▼	106,396	4,358
NeuStar, Class A •	133,320	2,994
Polycom • ▼	370,533	8,311
Progress Software •	480,502	13,517
Rofin-Sinar Technologies • ▼	134,555	2,945
Semtech •	442,036	6,622
Silicon Laboratories •	157,194	6,640
Smith Micro Software •	518,585	4,019
STEC • ▼	211,407	2,964
Stratasys • ▼	205,787	4,733
Tessera Technologies •	434,233	7,456
TTM Technologies • ▼	497,066	5,145
ValueClick • ▼	708,913	6,557

		136,371

Materials - 4.4%
Arch Chemicals	226,137	6,323
Buckeye Technologies •	655,338	7,497
Rock-Tenn, Class A	117,302	5,007
Schnitzer Steel Industries, Class A	143,523	5,813

DESCRIPTION	SHARES	FAIR VALUE Ñ

Thompson Creek Metals • ▼	491,781	$5,705

		30,345

Telecommunication Services - 1.3%
Cogent Communications Group • ▼	616,775	6,735
NTELOS Holdings	147,919	2,404

		9,139

Utilities - 0.8%
NSTAR ▼	163,093	5,601

Total Common Stocks (Cost $628,177)		671,932

Exchange-Traded Fund - 0.7%
SPDR KBW Regional Banking ETF ▼ (Cost $3,490)	186,269	4,483

Warrant - 0.0%
Lantronix, Warrants • ∞ ⊡ (Cost $0)	5,143	—

Short-Term Investment - 1.7%
First American Prime Obligations Fund 0.057% Å (Cost $11,913)	11,912,509	11,913

Investment Purchased with Proceeds from Securities Lending - 28.2%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $195,195)	195,194,556	195,195

Total Investments ▲ - 127.8% (Cost $838,775)		883,523

Other Assets and Liabilities, Net - (27.8)%		(192,020)

Total Net Assets - 100.0%		$691,503

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held fair valued securities disclosed in footnote ⊡.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a value of $184,593 at January 31, 2010.

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the three-month period ended January 31, 2010 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value

Advanced Analogic Technologies	$12,299	$633	$—	$12,932	$—	2,365,046	$7,899

∞	Security considered illiquid. As of January 31, 2010, the value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

Lantronix Warrants	5,143	6/08	$—

⊡	Security is internally fair valued. As of January 31, 2010, the value of this investment was $0 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $838,775. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$91,463
Gross unrealized depreciation	(46,715)

Net unrealized appreciation	$44,748

ADR — American Depositary Receipt
REIT —Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$671,932	$—	$—	$671,932
Exchange-Traded Fund	4,483	—	—	4,483
Warrants	—	—	—	—
Short-Term Investments	207,108	—	—	207,108

Total Investments	$883,523	$—	$—	$883,523

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Small Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 97.2%

Consumer Discretionary - 14.5%
America’s Car-Mart •	62,346	$1,467
Ameristar Casinos ▼	119,682	1,772
Bally Technologies •	62,090	2,463
Children’s Place Retail Stores •	71,694	2,280
Coinstar • ▼	69,762	1,802
Core-Mark Holding •	84,205	2,511
Domino’s Pizza • ▼	124,777	1,410
Genesco •	82,408	1,943
Group 1 Automotive • ▼	60,643	1,759
Jarden	66,227	2,019
Polaris Industries ▼	44,565	1,970
Rent-A-Center •	101,449	2,029
Ryland Group ▼	76,982	1,714
Sally Beauty Holdings • ▼	281,343	2,346

		27,485

Consumer Staples - 1.1%
Spartan Stores ▼	147,125	1,992

Energy - 6.3%
Berry Petroleum, Class A	85,819	2,324
Complete Production Services •	102,061	1,279
Matrix Service •	106,247	1,072
Natural Gas Services Group •	58,235	915
Penn Virginia	81,851	1,987
St. Mary Land & Exploration ▼	64,089	2,053
Swift Energy • ▼	88,078	2,207

		11,837

Financials - 29.5%
Affiliated Managers Group • ▼	45,631	2,764
Alexandria Real Estate Equities - REIT ▼	31,573	1,886
American Campus Communities - REIT ▼	82,143	2,108
Apollo Investment	222,995	2,297
Bank of the Ozarks ▼	88,014	2,608
Cedar Shopping Centers - REIT	275,352	1,922
Cogdell Spencer - REIT	167,750	1,084
Community Bank System	117,029	2,447
Delphi Financial Group, Class A	149,196	3,021
DiamondRock Hospitality - REIT ▼	241,191	1,963
First Midwest Bancorp ▼	248,708	3,275
FirstMerit ▼	152,500	3,125
FPIC Insurance Group • ▼	70,965	2,693
Heartland Financial USA ▼	69,188	965
Home Properties - REIT ▼	48,426	2,147
IBERIABANK ▼	43,232	2,310
Knight Capital Group, Class A •	111,153	1,738
Mission West Properties - REIT	172,769	1,218
National Retail Properties - REIT ▼	101,929	2,059
Piper Jaffray Companies •	57,775	2,807
Presidential Life	101,095	913
Reinsurance Group of America	30,387	1,480
SeaBright Insurance Holdings •	158,813	1,617
SWS Group ▼	89,824	1,078
Texas Capital Bancshares • ▼	130,217	2,194
Washington Federal ▼	49,502	923
Whitney Holding	79,162	983
WSFS Financial ▼	78,602	2,122

		55,747

Healthcare - 4.8%
Greatbatch • ▼	72,274	1,420
Hanger Orthopedic Group •	153,117	2,490
ICON - ADR •	42,104	1,046
LHC Group •	74,344	2,289

Small Cap Value Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

MEDNAX •	30,923	$1,758

		9,003

Industrials - 16.5%
Actuant, Class A	109,239	1,832
Altra Holdings •	81,437	897
Apogee Enterprises ▼	68,987	949
ATC Technology •	54,918	1,201
Atlas Air Worldwide Holdings •	71,248	2,613
Brady, Class A	92,149	2,604
EMCOR Group •	94,513	2,274
Ennis	100,739	1,511
EnPro Industries •	55,753	1,358
GrafTech International •	174,880	2,196
Heartland Express ▼	122,710	1,704
Interface, Class A	251,480	2,040
Old Dominion Freight Line •	66,751	1,836
Regal-Beloit ▼	57,214	2,712
Sterling Construction •	171,872	3,269
Triumph Group ▼	42,667	2,173

		31,169

Information Technology - 13.9%
Amkor Technology • ▼	302,531	1,721
Bottomline Technologies •	57,637	997
CACI International, Class A •	20,367	977
Ixia •	223,229	1,656
MKS Instruments •	109,302	1,814
Perficient •	246,378	2,392
Plantronics	114,221	3,018
PMC-Sierra •	166,522	1,324
Polycom • ▼	100,470	2,254
Progress Software •	82,982	2,334
Rogers •	93,294	2,234
TriQuint Semiconductor •	201,596	1,210
TTM Technologies •	209,162	2,165
United Online ▼	345,377	2,183

		26,279

Materials - 6.0%
Arch Chemicals	97,924	2,738
Buckeye Technologies •	218,267	2,497
Commercial Metals	91,120	1,252
Kraton Performance Polymers •	109,768	1,509
Minerals Technologies	20,038	958
Rockwood Holdings •	112,267	2,460

		11,414

Telecommunication Services - 0.6%
NTELOS Holdings	73,208	1,190

Utilities - 4.0%
El Paso Electric • ▼	130,785	2,518
Northwest Natural Gas	35,620	1,545
Portland General Electric ▼	77,438	1,510
Unitil	93,777	2,041

		7,614

Total Common Stocks (Cost $181,160)		183,730

Exchange-Traded Funds - 1.9%
iShares Russell Microcap Index Fund ▼	49,758	1,890
SPDR Metals & Mining	17,210	794
SPDR S&P Biotech ▼	15,946	882

Total Exchange-Traded Funds (Cost $3,670)		3,566

Small Cap Value Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Short-Term Investment - 0.6%
First American Prime Obligations Fund, Class Z 0.057% Å Ω
(Cost $1,159)	1,159,134	$1,159

Investment Purchased with Proceeds from Securities Lending - 19.1%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω †
(Cost $36,133)	36,133,096	36,133

Total Investments ▲ - 118.8% (Cost $222,122)		224,588

Other Assets and Liabilities, Net - (18.8)%		(35,591)

Total Net Assets - 100.0%		$188,997

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $34,320 at January 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $222,122. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$20,500
Gross unrealized depreciation	(18,034)

Net unrealized appreciation	$2,466

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of January 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$183,730	$—	$—	$183,730
Exchange-Traded Funds	3,566	—	—	3,566
Short-Term Investments	37,292	—	—	37,292

Total Investments	$224,588	$—	$—	$224,588

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Tactical Market Opportunities Fund

	DESCRIPTION	PAR/SHARES	FAIR VALUE Ñ

	U.S. Government & Agency Securities - 62.1%
	U.S. Treasuries - 62.1%
	U.S. Treasury Bond
912810QC5	4.500%, 08/15/2039	$600	$599
	U.S. Treasury Notes
912828ME7	2.625%, 12/31/2014	650	660
912828LY4	3.375%, 11/15/2019	600	588

	Total U.S. Government & Agency Securities (Cost $1,817)		1,847

	Exchange-Traded Funds - 24.5%
464287242	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,450	153
464288281	iShares JPMorgan USD Emerging Markets Bond Fund	4,500	455
464286400	iShares MSCI Brazil Index Fund	800	52
46428R107	iShares S&P GSCI Commodity-Indexed Trust •	2,350	69

	Total Exchange-Traded Funds (Cost $742)		729

	Short-Term Investments - 13.0%
	Money Market Fund - 3.7%
	First American Prime Obligations Fund, Class Z
31846V625	0.057% Å Ω	110,848	111

	U.S. Treasury Obligation - 9.3%
	U.S. Treasury Bill
912795UR0	0.080%, 05/20/2010 □	$275,000	275

	Total Short-Term Investments (Cost $386)		386

	Total Investments ▲ - 99.6% (Cost $2,945)		2,962

	Other Assets and Liabilities, Net - 0.4%		13

	Total Net Assets - 100.0%		$2,975

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2010.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $2,945. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$32

Gross unrealized depreciation	(15)

Net unrealized appreciation	$17

Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

E-Mini MSCI Emerging Markets Index Futures	March 2010	6	$276	$(31)
IBEX 35 Index Futures	February 2010	(2)	(303)	24
Russell 2000 Mini Index Futures	March 2010	(5)	(301)	17
S&P 500 E-Mini Futures	March 2010	8	428	(22)
S&P TSE 60 Futures	March 2010	1	121	(9)
SPI 200 Futures	March 2010	2	201	(14)
Tokyo Price Index Futures	March 2010	(2)	(198)	8

				$(27)

As of January 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$49

Balance as of January 31, 2010	$49

Liability Derivatives
Equity Contracts	$76

Balance as of January 31, 2010	$76

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

U.S. Government & Agency Securities	$—	$1,847	$—	$1,847
Exchange-Traded Funds	729	—	—	729
Short-Term Investments	111	275	—	386

Total Investments	$840	$2,122	$—	$2,962

As of January 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures	$(27)	$—	$—	$(27)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments January 31, 2010 (unaudited), all dollars rounded to thousands (000)
Equity Index Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 94.7%

Consumer Discretionary - 9.2%
Abercrombie & Fitch, Class A ▼	8,124	$256
Amazon.com • ▼	31,062	3,895
Apollo Group, Class A • ▼	10,223	619
AutoNation • ▼	10,730	193
AutoZone • ▼	2,787	432
Bed Bath & Beyond • ▼	24,474	947
Best Buy ▼	31,824	1,166
Big Lots •	7,699	219
Black & Decker	6,138	397
Carnival •	39,682	1,323
CBS, Class B ▼	63,091	816
Coach	29,715	1,036
Comcast, Class A ▼	279,757	4,429
D.R. Horton	25,748	304
Darden Restaurants	12,238	452
DeVry	5,769	352
DIRECTV Group •	84,820	2,574
Eastman Kodak • ▼	25,974	157
Expedia • ▼	19,321	414
Family Dollar Stores	14,289	441
Ford Motor • ▼	309,412	3,354
Fortune Brands	12,948	539
GameStop, Class A • ▼	15,399	304
Gannett ▼	22,212	359
Gap	43,232	825
Genuine Parts	15,998	603
Goodyear Tire & Rubber •	23,244	310
H&R Block	30,660	660
Harley-Davidson ▼	21,843	497
Harman International Industries ▼	5,750	204
Hasbro	12,031	368
Home Depot	158,427	4,439
International Game Technology	27,671	507
Interpublic Group of Companies •	42,867	277
J.C. Penney ▼	21,008	522
Johnson Controls	60,589	1,686
Kohl’s • ▼	28,202	1,420
Leggett & Platt	14,171	259
Lennar ▼	14,480	222
Limited Brands ▼	24,922	474
Lowe’s	137,147	2,969
Macy’s ▼	41,921	668
Marriott International, Class A	23,631	620
Mattel	33,678	664
McDonald’s	100,547	6,278
McGraw-Hill	32,899	1,166
New York Times, Class A • ▼	12,579	163
Newell Rubbermaid ▼	24,906	338
News, Class A	209,930	2,647
Nike, Class B ▼	36,298	2,314
Nordstrom ▼	15,571	538
Office Depot •	25,807	147
Omnicom Group ▼	30,405	1,073
O’Reilly Automotive •	10,219	386
Polo Ralph Lauren ▼	5,659	464
Priceline.com • ▼	4,096	800
Pulte Homes • ▼	29,414	309
RadioShack	12,458	243
Ross Stores	11,032	507
Scripps Networks Interactive, Class A	6,545	279
Sears Holdings •	4,523	422
Sherwin-Williams	10,289	652
Staples	67,409	1,581

Equity Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Starbucks • ▼	69,215	$1,508
Starwood Hotels & Resorts Worldwide ▼	17,799	593
Target ▼	70,093	3,593
Tiffany & Company	11,805	479
Time Warner	113,433	3,114
Time Warner Cable ▼	30,335	1,322
TJX	39,610	1,506
VF	8,115	585
Viacom, Class B • ▼	56,768	1,654
Walt Disney ▼	175,644	5,190
Washington Post, Class B	114	50
Whirlpool ▼	7,115	535
Wyndham Worldwide	17,031	357
Wynn Resorts • ▼	6,424	398
Yum! Brands	44,117	1,509

		85,872

Consumer Staples - 11.0%
Altria Group	192,951	3,832
Archer-Daniels-Midland	60,326	1,808
Avon Products	39,788	1,200
Brown-Forman, Class B	8,927	458
Campbell Soup	15,683	519
Clorox	13,893	822
Coca-Cola ▼	213,033	11,557
Coca-Cola Enterprises	31,012	626
Colgate-Palmolive ▼	46,323	3,707
ConAgra Foods	42,666	970
Constellation Brands, Class A •	18,581	299
Costco Wholesale	40,894	2,349
CVS Caremark	131,419	4,253
Dean Foods •	12,435	219
Dr. Pepper Snapple Group	24,236	670
Estee Lauder, Class A	9,738	511
General Mills	29,677	2,116
H.J. Heinz ▼	30,839	1,346
Hershey ▼	17,529	639
Hormel Foods	4,526	175
JM Smucker	11,228	674
Kellogg	24,008	1,307
Kimberly-Clark	38,815	2,305
Kraft Foods, Class A ▼	137,625	3,807
Kroger	61,543	1,319
Lorillard	14,967	1,133
McCormick ▼	12,271	445
Mead Johnson Nutrition	11,124	503
Molson Coors Brewing, Class B	14,709	618
Pepsi Bottling Group	12,849	478
PepsiCo ▼	145,385	8,668
Philip Morris International	177,459	8,076
Procter & Gamble	272,215	16,755
Reynolds American	15,746	838
Safeway	37,863	850
Sara Lee	69,966	849
SUPERVALU ▼	19,343	285
Sysco	58,684	1,643
Tyson Foods, Class A	29,706	411
Walgreen	92,128	3,321
Wal-Mart Stores ▼	198,795	10,621
Whole Foods Market • ▼	13,181	359

		103,341

Energy - 10.8%
Anadarko Petroleum	45,793	2,921
Apache	31,320	3,093
Baker Hughes	28,871	1,307
BJ Services	27,615	571
Cabot Oil & Gas	9,893	379
Cameron International •	20,952	789
Chesapeake Energy	54,774	1,357
Chevron	186,923	13,482

Equity Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

ConocoPhillips	138,234	$6,635
CONSOL Energy	16,849	785
Denbury Resources • ▼	23,904	324
Devon Energy	41,377	2,769
Diamond Offshore Drilling ▼	6,797	622
El Paso	65,336	663
EOG Resources	24,004	2,170
Exxon Mobil	442,301	28,498
FMC Technologies •	11,992	638
Halliburton	84,033	2,455
Hess	27,120	1,567
Marathon Oil	65,457	1,951
Massey Energy ▼	7,636	294
Murphy Oil	16,408	838
Nabors Industries • ▼	27,350	610
National-Oilwell Varco	39,853	1,630
Noble Energy	16,591	1,227
Occidental Petroleum	75,623	5,924
Peabody Energy	24,954	1,051
Pioneer Natural Resources	11,416	502
Range Resources ▼	14,843	683
Rowan •	10,191	219
Schlumberger	111,874	7,099
Smith International ▼	20,511	622
Southwestern Energy •	32,549	1,396
Spectra Energy	54,583	1,160
Sunoco	10,892	273
Tesoro ▼	12,656	158
Valero Energy	52,580	969
Williams	55,924	1,165
XTO Energy	55,337	2,466

		101,262

Financials - 13.9%
Aflac	43,594	2,111
Allstate	49,983	1,496
American Express ▼	110,794	4,172
American International Group • ▼	12,816	311
Ameriprise Financial	21,676	829
AON	26,004	1,012
Apartment Investment & Management - REIT	13,281	204
Assurant	8,933	281
AvalonBay Communities - REIT ▼	7,707	590
Bank of America ▼	925,799	14,054
Bank of New York Mellon	112,198	3,264
BB&T ▼	62,479	1,741
Boston Properties - REIT	13,057	847
Capital One Financial ▼	42,863	1,580
CB Richard Ellis Group •	25,131	309
Charles Schwab	89,243	1,632
Chubb ▼	31,825	1,591
Cincinnati Financial ▼	14,282	377
Citigroup • ▼	1,798,645	5,972
CME Group ▼	6,405	1,837
Comerica	15,298	528
Discover Financial Services	46,556	637
E*TRADE Financial •	151,154	230
Equity Residential Properties Trust - REIT ▼	27,398	878
Federated Investors, Class B	7,603	193
Fifth Third Bancorp	76,057	946
First Horizon National • ▼	21,343	276
Franklin Resources	13,884	1,375
Genworth Financial, Class A • ▼	45,519	630
Goldman Sachs Group	47,896	7,124
Hartford Financial Services Group ▼	35,684	856
HCP - REIT ▼	26,879	762
Health Care - REIT	8,799	378
Host Hotels & Resorts - REIT	59,151	627
Hudson City Bancorp	49,497	656
Huntington Bancshares ▼	57,753	277
IntercontinentalExchange • ▼	7,197	687
Invesco	38,522	743

Equity Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Janus Capital Group	16,993	$207
JPMorgan Chase	367,148	14,296
KeyCorp ▼	81,489	585
Kimco Realty - REIT ▼	36,402	459
Legg Mason ▼	15,484	399
Leucadia National • ▼	16,004	357
Lincoln National	28,192	693
Loew’s	33,623	1,203
M&T Bank ▼	8,033	592
Marsh & McLennan	48,051	1,036
Marshall & Ilsley	42,052	291
MetLife	76,287	2,693
Moody’s ▼	20,922	577
Morgan Stanley	126,657	3,392
NASDAQ OMX Group • ▼	13,206	238
Northern Trust	21,181	1,070
NYSE Euronext	24,916	583
Peoples United Financial	32,446	525
Plum Creek Timber - REIT ▼	15,169	549
PNC Financial Services Group ▼	42,988	2,383
Principal Financial Group ▼	29,915	690
Progressive	62,817	1,042
ProLogis - REIT ▼	42,930	541
Prudential Financial	43,231	2,161
Public Storage - REIT ▼	12,636	1,001
Regions Financial	112,933	717
Simon Property Group - REIT ▼	26,670	1,920
SLM • ▼	43,942	463
State Street	46,702	2,003
SunTrust Banks ▼	46,797	1,139
T. Rowe Price Group ▼	23,991	1,190
Torchmark	8,131	365
Travelers	50,906	2,579
U.S. Bancorp ▼	178,179	4,469
Unum Group	31,526	617
Ventas - REIT ▼	14,209	600
Vornado Realty Trust - REIT	15,103	977
Wells Fargo	473,805	13,470
XL Capital, Class A	31,875	535
Zions Bancorporation ▼	12,152	231

		130,851

Healthcare - 12.5%
Abbott Laboratories	144,109	7,629
Aetna	40,388	1,210
Allergan	28,670	1,649
AmerisourceBergen	26,840	732
Amgen •	94,300	5,516
Baxter International	57,829	3,330
Becton, Dickinson & Company	23,192	1,748
Biogen Idec • ▼	26,944	1,448
Boston Scientific •	143,526	1,239
Bristol-Myers Squibb ▼	160,153	3,901
C.R. Bard	9,508	788
Cardinal Health	35,326	1,168
CareFusion •	18,265	470
Celgene • ▼	43,861	2,490
Cephalon • ▼	6,318	403
CIGNA	25,477	860
Coventry Health Care • ▼	14,672	336
DaVita • ▼	9,514	569
DENTSPLY International ▼	10,163	341
Eli Lilly	94,206	3,316
Express Scripts •	24,383	2,045
Forest Laboratories •	29,381	871
Genzyme •	25,146	1,364
Gilead Sciences •	83,844	4,047
Hospira •	15,268	773
Humana •	15,102	734
IMS Health	17,423	377
Intuitive Surgical • ▼	3,559	1,168
Johnson & Johnson	257,064	16,160

Equity Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

King Pharmaceuticals • ▼	22,654	$272
Laboratory Corporation of America • ▼	10,512	747
Life Technologies •	16,578	824
McKesson	25,341	1,491
Medco Health Solutions • ▼	44,420	2,731
Medtronic	103,119	4,422
Merck	284,583	10,865
Millipore •	4,315	298
Mylan, Inc. • ▼	29,022	529
Patterson Companies • ▼	11,630	332
PerkinElmer	12,549	253
Pfizer	751,832	14,029
Quest Diagnostics, Inc.	14,987	834
St. Jude Medical • ▼	31,351	1,183
Stryker	22,885	1,188
Tenet Healthcare •	45,858	254
Thermo Fisher Scientific •	37,929	1,750
UnitedHealth Group ▼	109,060	3,600
Varian Medical Systems •	11,908	599
Waters • ▼	9,469	540
Watson Pharmaceuticals •	10,146	389
WellPoint •	42,705	2,721
Zimmer Holdings •	20,536	1,157

		117,690

Industrials - 9.9%
3M	65,959	5,309
Avery Dennison	10,052	327
Boeing	68,637	4,159
Burlington Northern Santa Fe	24,423	2,436
C.H. Robinson Worldwide ▼	15,853	898
Caterpillar ▼	58,020	3,031
Cintas	12,677	318
CSX	36,575	1,568
Cummins	19,520	882
Danaher	23,211	1,656
Deere & Company	39,406	1,968
Dover	14,298	613
Dun & Bradstreet	4,557	360
Eaton	13,053	799
Emerson Electric	70,078	2,912
Equifax	11,798	378
Expeditors International of Washington	17,823	608
Fastenal ▼	12,694	527
FedEx ▼	29,238	2,291
First Solar • ▼	4,520	512
Flowserve	5,472	493
Fluor	16,677	756
General Dynamics	35,420	2,368
General Electric	992,019	15,952
Goodrich	11,005	681
Honeywell International	70,021	2,706
Illinois Tool Works ▼	38,396	1,674
Iron Mountain • ▼	17,590	402
ITT ▼	16,860	815
Jacobs Engineering Group •	11,535	436
L-3 Communications Holdings ▼	11,547	962
Lockheed Martin	29,800	2,221
Masco ▼	33,457	454
Norfolk Southern	34,764	1,636
Northrop Grumman	29,231	1,654
Paccar ▼	34,530	1,244
Pall	11,592	400
Parker Hannifin	16,134	902
Pitney Bowes ▼	14,842	310
Precision Castparts	12,753	1,342
Quanta Services •	18,836	343
R.R. Donnelley & Sons	20,299	402
Raytheon	35,704	1,872
Republic Services	28,832	772
Robert Half International ▼	14,947	402
Rockwell Automation ▼	13,253	639

Equity Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Rockwell Collins	15,103	$803
Roper Industries	7,131	357
Ryder System ▼	5,601	204
Snap-On	5,382	220
Southwest Airlines	69,140	783
Stanley Works ▼	7,472	383
Stericycle •	7,326	388
Textron ▼	23,262	454
Union Pacific	47,008	2,843
United Parcel Service, Class B	92,763	5,359
United Technologies	87,349	5,894
W.W. Grainger	6,292	624
Waste Management	47,420	1,521

		93,223

Information Technology - 17.9%
Adobe Systems •	48,799	1,576
Advanced Micro Devices •	52,459	391
Affiliated Computer Services, Class A •	9,257	569
Agilent Technologies •	36,904	1,034
Akamai Technologies • ▼	15,944	394
Altera	27,520	587
Amphenol, Class A ▼	16,815	670
Analog Devices	27,193	733
Apple •	83,915	16,123
Applied Materials ▼	124,260	1,513
Autodesk • ▼	21,136	503
Automatic Data Processing	49,176	2,006
BMC Software •	17,600	680
Broadcom, Class A •	40,131	1,072
CA	36,961	815
Cisco Systems •	535,964	12,044
Citrix Systems • ▼	17,806	740
Cognizant Technology Solutions, Class A •	26,828	1,171
Computer Sciences •	15,699	805
Compuware •	23,301	177
Corning ▼	146,659	2,652
Dell •	160,424	2,069
eBay •	104,805	2,413
Electronic Arts •	28,321	461
EMC •	190,050	3,168
Fidelity National Information Services ▼	19,924	469
Fiserv • ▼	14,836	668
FLIR Systems • ▼	13,393	396
Google, Class A • ▼	22,432	11,875
Harris	12,746	547
Hewlett-Packard	220,911	10,398
IBM	122,388	14,979
Intel	514,481	9,982
Intuit • ▼	30,738	910
Jabil Circuit	20,593	298
JDS Uniphase •	21,092	166
Juniper Networks • ▼	49,577	1,231
KLA-Tencor	16,114	454
Lexmark International, Class A • ▼	8,845	228
Linear Technology	20,764	542
LSI Logic • ▼	61,224	306
MasterCard, Class A ▼	8,946	2,237
McAfee •	14,674	553
MEMC Electronic Materials •	21,472	270
Microchip Technology ▼	17,464	451
Micron Technology • ▼	78,108	681
Microsoft	719,716	20,281
Molex	13,587	274
Monster Worldwide •	11,788	184
Motorola •	216,956	1,334
National Semiconductor	18,780	249
NetApp •	33,889	987
Novell •	35,784	160
Novellus Systems •	9,038	189
NVIDIA • ▼	51,471	792
Oracle	364,316	8,401

Equity Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Paychex	31,430	$911
QLogic •	11,466	197
QUALCOMM	155,988	6,113
Red Hat •	14,472	394
SAIC •	27,450	503
Salesforce.com • ▼	10,052	639
SanDisk • ▼	21,292	541
Symantec • ▼	75,519	1,280
Tellabs •	42,165	271
Teradata •	16,755	469
Teradyne • ▼	17,886	167
Texas Instruments	116,728	2,626
Total System Services ▼	11,052	158
VeriSign •	17,920	411
Visa, Class A	41,734	3,424
Western Digital •	21,354	811
Western Union	64,484	1,196
Xerox ▼	88,370	771
Xilinx	25,976	613
Yahoo! • ▼	110,954	1,665

		168,018

Materials - 3.2%
Air Products and Chemicals	20,228	1,537
Airgas	7,489	316
AK Steel	10,189	207
Alcoa	90,781	1,156
Allegheny Technologies	9,555	390
Ball	8,767	446
Bemis	9,952	279
CF Industries Holdings	5,902	548
Cliffs Natural Resources ▼	12,203	488
Dow Chemical ▼	106,559	2,887
E.I. Du Pont de Nemours	84,595	2,759
Eastman Chemical	6,715	380
Ecolab	17,226	756
FMC	5,638	287
Freeport-McMoRan Copper & Gold	39,788	2,653
International Flavors & Fragrances	6,098	243
International Paper	40,351	924
MeadWestvaco	16,505	397
Monsanto	50,783	3,853
Newmont Mining	45,703	1,959
Nucor	29,574	1,207
Owens-Illinois •	15,867	432
Pactiv •	13,634	307
PPG Industries	15,609	916
Praxair	29,374	2,212
Sealed Air	15,092	299
Sigma-Aldrich ▼	12,322	590
Titanium Metals • ▼	8,243	96
United States Steel	13,178	585
Vulcan Materials ▼	11,668	516
Weyerhaeuser	19,691	786

		30,411

Telecommunication Services - 2.8%
American Tower, Class A • ▼	37,402	1,588
AT&T	549,791	13,943
CenturyTel	27,721	943
Frontier Communications ▼	29,815	227
MetroPCS Communications • ▼	24,410	137
Qwest Communications International	138,346	582
Sprint Nextel • ▼	276,569	907
Verizon Communications ▼	264,662	7,786
Windstream ▼	40,691	420

		26,533

Utilities - 3.5%
AES •	62,275	786
Allegheny Energy	16,291	341
Ameren ▼	19,879	508

Equity Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

American Electric Power	44,878	$1,555
CenterPoint Energy	33,638	469
CMS Energy ▼	21,382	324
Consolidated Edison	24,917	1,090
Constellation Energy Group	19,110	617
Dominion Resources	56,138	2,102
DTE Energy ▼	15,074	634
Duke Energy	123,094	2,035
Edison International	31,301	1,043
Entergy ▼	17,602	1,343
EQT	12,462	549
Exelon	61,434	2,803
FirstEnergy	30,442	1,328
FPL Group	39,011	1,902
Integrys Energy Group	7,246	303
Nicor	4,123	167
NiSource	25,734	367
Northeast Utilities	14,951	379
NRG Energy •	13,892	335
Pepco Holdings	19,589	322
PG&E	34,956	1,477
Pinnacle West Capital	9,279	332
PPL	36,087	1,064
Progress Energy	25,249	984
Public Service Enterprise Group	47,309	1,447
Questar	16,380	679
SCANA	8,396	299
Sempra Energy	24,680	1,253
Southern	73,818	2,362
TECO Energy	19,511	304
Wisconsin Energy	11,129	545
Xcel Energy ▼	43,030	894

		32,942

Total Common Stocks (Cost $682,000)		890,143

Short-Term Investments - 5.4%
Money Market Fund - 4.8%
	SHARES

First American Prime Obligations Fund, Class Z
0.057% Å Ω	45,041,597	45,042

U.S. Treasury Obligation — 0.6%

	PAR
U.S. Treasury Bill
0.080%, 05/20/2010 □	$5,400	5,398

Total Short-Term Investments (Cost $50,440)		50,440

Investment Purchased with Proceeds from Securities Lending - 17.8%

	SHARES

Mount Vernon Securities Lending Prime Portfolio 0.212% Ω †
(Cost $167,344)	167,343,659	167,344

Total Investments ▲ - 117.9% (Cost $899,784)		1,107,927

Other Assets and Liabilities, Net — (17.9)%		(168,053)

Total Net Assets - 100.0%		$939,874

Equity Index Fund Continued

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value. As of January 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $160,186 as of January 31, 2010.

•	Non-income producing security.

Investment in affiliated security. FAF Advisors, Inc., which serves as the fund’s advisor, is a subsidiary of U.S. Bank National Association, which is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three-month period ended January 31, 2010 were as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Fair Value

U.S. Bancorp	$4,412	$—	$425	$3,987	$9	178,179	$4,469

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap contracts. Yield shown is effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $899,784. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$340,221
Gross unrealized depreciation	(132,078)

Net unrealized appreciation	$208,143

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
Description	Settlement Month	Purchased	Contract Value	Depreciation

S&P 500 Futures	March 2010	182	$48,703	$(3,134)
As of January 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Liability Derivatives	Fair Value
Equity Contracts	$3,134

Balance as of January 31, 2010	$3,134

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of January 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$890,143	$—	$—	$890,143
Short-Term Investments	212,386	5,398	—	217,784

Total Investments in Securities	$1,102,529	$5,398	$—	$1,107,927

Equity Index Fund Continued
As of January 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Futures	$(3,134)	$—	$—	$(3,134)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Index Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 93.5%

Consumer Discretionary - 13.3%
99 Cents Only Stores •	10,438	$136
Aaron’s ▼	12,866	358
Advance Auto Parts	22,374	883
Aeropostale •	15,933	524
American Eagle Outfitters	49,188	782
American Greetings, Class A	9,876	182
AnnTaylor Stores • ▼	13,928	175
Barnes & Noble ▼	9,358	164
Bob Evans Farms	7,832	219
BorgWarner •	27,669	971
Boyd Gaming • ▼	12,343	96
Brinker International	23,993	392
Brinks Home Security Holdings •	10,856	445
Burger King Holdings	15,508	270
Career Education • ▼	16,364	356
CarMax • ▼	52,252	1,078
Cheesecake Factory •	14,269	302
Chico’s FAS •	42,186	539
Chipotle Mexican Grill, Class A • ▼	7,504	724
Coldwater Creek • ▼	10,347	46
Collective Brands •	15,194	299
Corinthian Colleges • ▼	20,662	289
Dick’s Sporting Goods •	21,763	487
Dollar Tree •	21,202	1,050
DreamWorks Animation, Class A •	17,893	697
Foot Locker	37,101	419
Fossil •	10,855	354
Gentex	32,663	626
Guess?	13,677	543
Hanesbrands •	22,471	516
Harte-Hanks	11,303	119
International Speedway, Class A	7,194	185
ITT Educational Services • ▼	7,450	722
J. Crew Group •	13,201	518
John Wiley & Sons, Class A	10,148	424
KB HOME	17,492	267
Lamar Advertising, Class A • ▼	12,623	361
Life Time Fitness • ▼	9,787	234
LKQ •	33,387	626
M.D.C. Holdings	8,911	299
Matthews International, Class A	7,196	244
Mohawk Industries •	13,314	551
Netflix • ▼	10,758	670
NVR •	1,379	943
Panera Bread, Class A •	7,400	528
PetSmart ▼	29,655	764
Phillips-Van Heusen	12,250	481
Regis ▼	13,545	216
Rent-A-Center •	15,664	313
Ryland Group ▼	10,391	231
Saks • ▼	37,306	240
Scholastic	6,043	181
Scientific Games, Class A •	15,399	217
Service International ▼	59,537	457
Sotheby’s Holdings, Class A ▼	15,867	369
Strayer Education ▼	3,320	690
Thor Industries ▼	8,417	267
Timberland, Class A •	11,008	189
Toll Brothers • ▼	32,524	601
Tupperware	14,938	634
Under Armour, Class A • ▼	8,816	224
Urban Outfitters •	30,740	970
Warnaco Group •	10,645	412
Wendy’s/Arby’s Group, Class A ▼	89,309	412

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Williams-Sonoma ▼	25,078	$476
WMS Industries •	12,531	465

		29,422

Consumer Staples - 3.9%
Alberto-Culver	19,879	564
BJ’s Wholesale Club • ▼	13,167	445
Church & Dwight ▼	16,675	1,005
Corn Products International	17,705	503
Energizer Holdings •	16,462	914
Flowers Foods ▼	18,378	447
Green Mountain Coffee Roasters •	8,257	700
Hansen Natural •	17,197	661
Lancaster Colony ▼	4,767	260
NBTY •	14,675	654
PepsiAmericas	13,289	386
Ralcorp Holdings •	13,426	830
Ruddick	9,669	274
Smithfield Foods • ▼	33,405	503
Tootsie Roll Industries ▼	6,343	165
Universal ▼	5,936	270

		8,581

Energy - 6.6%
Arch Coal ▼	38,536	812
Atwood Oceanics •	13,140	440
Bill Barrett •	9,164	284
Cimarex Energy	19,782	974
Comstock Resources •	11,057	431
Encore Acquisition •	14,093	671
Exterran Holdings • ▼	14,820	301
Forest Oil •	26,623	642
Frontier Oil	24,826	309
Helix Energy Solutions Group •	21,588	229
Helmerich & Payne	25,013	1,046
Mariner Energy •	24,156	349
Newfield Exploration •	31,466	1,540
Oceaneering International •	13,013	712
Overseas Shipholding Group ▼	5,982	267
Patriot Coal • ▼	17,780	275
Patterson-UTI Energy	36,436	560
Plains Exploration & Production •	33,030	1,102
Pride International • ▼	41,177	1,219
Quicksilver Resources •	28,528	379
Southern Union	32,221	710
Superior Energy Services •	18,546	426
Tidewater ▼	12,066	565
Unit • ▼	9,228	420

		14,663

Financials - 18.3%
Affiliated Managers Group • ▼	9,886	599
Alexandria Real Estate Equities - REIT ▼	10,302	615
AMB Property - REIT	34,689	833
American Financial Group	18,719	464
AmeriCredit • ▼	23,299	489
Apollo Investment ▼	38,495	397
Arthur J. Gallagher	22,611	510
Associated Banc ▼	36,414	463
Astoria Financial	19,336	255
BancorpSouth ▼	17,409	398
Bank of Hawaii ▼	11,662	530
BRE Properties - REIT	14,438	463
Brown & Brown	27,108	477
Camden Property Trust - REIT ▼	15,210	590
Cathay General Bancorp ▼	14,665	140
City National ▼	10,255	506
Commerce Bancshares	18,043	714
Corporate Office Properties Trust - REIT	13,761	491
Cousins Properties - REIT ▼	23,632	181
Cullen/Frost Bankers	14,155	726
Duke Realty - REIT ▼	53,123	601
Eaton Vance ▼	27,860	803
Equity One - REIT ▼	8,280	139

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Essex Property Trust - REIT ▼	6,687	$533
Everest Re Group	14,140	1,212
Federal Realty Investment Trust - REIT ▼	15,291	984
Fidelity National Financial, Class A	54,702	706
First American	23,790	703
First Niagara Financial Group	43,440	596
FirstMerit ▼	20,372	417
Fulton Financial ▼	41,754	386
Hanover Insurance Group	12,064	512
HCC Insurance Holdings	26,637	722
Highwoods Properties - REIT	16,807	508
Horace Mann Educators	9,496	114
Hospitality Properties Trust - REIT	28,967	641
International Bancshares ▼	12,295	256
Jefferies Group • ▼	29,058	742
Jones Lang LaSalle ▼	9,909	565
Liberty Property Trust - REIT	26,482	805
Macerich - REIT ▼	23,100	713
Mack-Cali Realty - REIT	18,580	606
Mercury General	8,444	323
MSCI, Class A •	23,752	702
Nationwide Health Properties - REIT	26,355	869
New York Community Bancorp ▼	94,373	1,418
NewAlliance Bancshares	25,329	295
Old Republic International	57,065	604
OMEGA Healthcare Investors - REIT	20,124	377
PacWest Bancorp ▼	7,058	146
Potlatch - REIT ▼	9,428	289
Protective Life	20,299	342
Raymond James Financial ▼	23,432	593
Rayonier - REIT	17,075	716
Realty Income - REIT	23,114	646
Regency Centers - REIT ▼	19,045	638
Reinsurance Group of America	17,261	841
SEI Investments	30,814	546
Senior Housing Properties Trust - REIT	30,117	628
SL Green Realty - REIT	18,579	845
StanCorp Financial Group	11,659	501
SVB Financial Group • ▼	9,719	422
Synovus Financial ▼	113,942	314
TCF Financial ▼	26,502	388
Trustmark	10,161	232
UDR - REIT	35,710	556
Unitrin	11,840	257
Valley National Bancorp ▼	34,667	477
W.R. Berkley	32,660	795
Waddell & Reed Financial, Class A	20,369	638
Washington Federal	25,866	482
Webster Financial ▼	15,209	235
Weingarten Realty Investors - REIT ▼	24,720	462
Westamerica Bancorporation ▼	6,848	381
Wilmington Trust ▼	16,440	216

		40,279

Healthcare - 11.7%
Affymetrix •	15,689	83
Beckman Coulter	16,259	1,063
Bio-Rad Laboratories, Class A •	4,552	424
Cerner • ▼	15,954	1,207
Charles River Laboratories International •	15,629	568
Community Health Systems •	21,994	717
Covance •	15,174	882
Edwards Lifesciences •	13,382	1,199
Endo Pharmaceuticals Holdings •	26,744	538
Gen-Probe •	11,939	513
Health Management Associates, Class A •	58,500	388
Health Net •	24,633	598
Henry Schein •	21,393	1,156
Hill-Rom Holdings	14,854	347
Hologic • ▼	60,871	917
IDEXX Laboratories • ▼	13,898	730
Immucor • ▼	16,718	310
Kindred Healthcare •	8,826	149
Kinetic Concepts • ▼	14,664	605

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Lifepoint Hospitals •	12,994	$390
Lincare Holdings • ▼	16,096	593
Masimo •	12,300	341
Medicis Pharmaceutical, Class A	13,414	310
Mettler-Toledo International •	7,996	779
Omnicare	28,311	708
OSI Pharmaceuticals • ▼	13,764	471
Owens & Minor	9,910	397
Perrigo	18,815	833
Pharmaceutical Product Development	28,026	655
Psychiatric Solutions •	13,341	294
ResMed • ▼	17,919	916
STERIS	14,277	372
Techne	8,832	580
Teleflex	9,422	539
Thoratec • ▼	13,421	381
United Therapeutics •	11,096	661
Universal Health Services	23,290	679
Valeant Pharmaceuticals International •	15,991	535
Varian • ▼	7,032	363
VCA Antech •	20,142	511
Vertex Pharmaceuticals • ▼	45,304	1,740
WellCare Health Plans •	10,012	312

		25,754

Industrials - 13.1%
AECOM Technology •	26,166	706
AGCO • ▼	21,928	678
AirTran Holdings • ▼	30,832	149
Alaska Air Group •	8,365	262
Alexander & Baldwin	9,734	311
Alliant Techsystems •	7,809	617
AMETEK	25,502	929
BE Aerospace •	23,992	538
Brinks	11,352	265
Bucyrus International ▼	17,820	933
Carlisle Companies	14,527	487
Clean Harbors •	5,407	310
Con-way	11,627	333
Copart • ▼	15,962	539
Corporate Executive Board	7,753	179
Corrections Corporation of America •	27,323	511
Crane	11,097	339
Deluxe	11,692	218
Donaldson	18,305	700
Federal Signal	11,563	75
FTI Consulting •	12,269	508
GATX ▼	10,910	286
Graco	14,213	379
Granite Construction ▼	7,980	246
Harsco	19,050	567
Herman Miller ▼	13,506	228
HNI	10,670	267
Hubbell, Class B	13,157	566
IDEX	19,144	540
J.B. Hunt Transport Services ▼	20,136	617
JetBlue Airways • ▼	50,849	251
Joy Global	24,269	1,110
Kansas City Southern •	22,503	668
KBR	38,047	713
Kennametal	19,281	472
Kirby • ▼	12,756	414
Korn/Ferry International •	10,830	160
Landstar System	12,171	442
Lennox International	11,738	449
Lincoln Electric Holdings	10,086	492
Manpower	18,591	963
Mine Safety Appliances	7,165	173
MSC Industrial Direct, Class A	10,395	449
Navigant Consulting •	11,489	156
Nordson	7,968	450
Oshkosh	21,204	765
Pentair	23,320	712
Regal-Beloit	8,074	383

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Rollins	10,350	$204
Shaw Group •	19,823	640
SPX	11,642	634
Terex • ▼	25,617	501
Thomas & Betts •	12,909	436
Timken	18,831	422
Towers Watson, Class A ▼	10,122	442
Trinity Industries ▼	18,805	294
United Rentals •	14,262	114
URS •	19,999	898
Valmont Industries ▼	4,735	329
Waste Connections •	19,001	611
Werner Enterprises ▼	9,891	196
Westinghouse Air Brake Technologies ▼	11,281	432
Woodward Governor	13,373	340

		28,998

Information Technology - 13.8%
3Com •	92,759	691
ACI Worldwide •	8,147	130
Acxiom •	18,713	288
ADC Telecommunications • ▼	22,918	122
ADTRAN ▼	13,433	285
Advent Software • ▼	3,689	139
Alliance Data Systems • ▼	12,604	749
ANSYS •	20,893	875
AOL •	25,223	605
Arrow Electronics •	28,375	745
Atmel •	104,851	487
Avnet •	35,835	947
Broadridge Financial Solutions	31,951	694
Cadence Design Systems •	63,187	367
Ciena • ▼	21,642	276
CommScope •	22,203	604
Convergys •	24,797	265
Cree • ▼	23,902	1,336
Diebold ▼	15,656	416
Digital River •	8,725	219
DST Systems •	9,633	437
Equinix • ▼	9,158	881
F5 Networks •	18,673	923
FactSet Research Systems ▼	9,954	627
Fair Isaac	10,991	241
Fairchild Semiconductor International •	29,390	264
Gartner, Class A •	14,178	303
Global Payments	19,102	850
Hewitt Associates, Class A •	19,647	776
Informatica •	20,959	497
Ingram Micro, Class A •	39,234	663
Integrated Device Technology •	39,272	223
International Rectifier •	16,891	305
Intersil, Class A	28,173	380
Itron •	9,487	584
Jack Henry & Associates	19,470	428
Lam Research •	30,037	992
Lender Processing Services	22,802	884
ManTech International •	5,236	251
Mentor Graphics •	23,279	187
MICROS Systems •	18,969	542
National Instruments	13,441	395
NCR •	36,608	438
NeuStar, Class A •	17,633	396
Palm • ▼	39,090	406
Parametric Technology • ▼	27,558	456
Plantronics	11,595	306
Polycom •	19,939	447
Quest Software •	13,573	234
RF Micro Devices •	63,357	244
Rovi •	24,120	696
Semtech •	14,412	216
Silicon Laboratories •	10,639	449
Solera Holdings ▼	16,503	546
SRA International, Class A •	11,133	192
Sybase • ▼	19,199	781

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Synopsys •	34,569	$735
Tech Data •	11,662	475
Trimble Navigation •	28,418	651
ValueClick •	20,671	191
Vishay Intertechnology •	44,269	334
Zebra Technologies, Class A •	13,225	345

		30,411

Materials - 5.8%
Albemarle	21,714	776
AptarGroup	16,056	570
Ashland ▼	17,654	713
Cabot Microelectronics	15,508	400
Carpenter Technology	9,810	263
Commercial Metals	26,691	367
Cytec Industries	12,030	449
Greif, Class A	8,113	392
Louisiana Pacific • ▼	28,885	205
Lubrizol	16,041	1,182
Martin Marietta Materials	10,564	837
Minerals Technologies	4,402	210
Olin	18,557	306
Packaging Corporation of America	24,415	538
Reliance Steel & Aluminum ▼	15,162	618
RPM International	32,033	599
Scotts Miracle-Gro, Class A ▼	10,606	421
Sensient Technologies	11,569	300
Silgan Holdings	4,076	211
Sonoco Products	23,694	658
Steel Dynamics	51,035	775
Temple-Inland	25,263	439
Terra Industries	23,668	748
Valspar	22,898	606
Worthington Industries	14,509	210

		12,793

Telecommunication Services - 0.8%
Cincinnati Bell •	53,463	156
Syniverse Holdings •	15,941	268
Telephone & Data Systems	22,512	710
tw telecom •	34,158	526

		1,660

Utilities - 6.2%
AGL Resources ▼	17,978	634
Alliant Energy	27,855	869
Aqua America ▼	32,239	535
Atmos Energy	21,886	604
Black Hills	7,697	200
Cleco	14,344	372
DPL	25,960	697
Dynegy, Class A •	116,525	189
Energen	16,167	711
Great Plains Energy	37,141	663
Hawaiian Electric Industries ▼	21,716	430
IDACORP	11,206	351
MDU Resources Group	43,660	961
National Fuel Gas	19,030	893
NSTAR	23,750	816
NV Energy	55,649	641
OGE Energy	22,904	830
ONEOK	23,564	994
PNM Resources	20,559	239
UGI	25,716	630
Vectren	19,234	448
Westar Energy	25,820	551
WGL Holdings	11,894	377

		13,635

Total Common Stocks
(Cost $197,572)		206,196

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Warrants - 0.0%
Krispy Kreme Doughnuts, Warrants •
(Cost $0)	1,473	$—

Short-Term Investments - 6.4%
Money Market Fund - 5.3%
First American Prime Obligations Fund, Class Z
0.057% Å Ω	11,779,768	11,780

	PAR

U.S. Treasury Obligation - 1.1%
U.S. Treasury Bill
0.080%, 05/20/2010 □	$2,320	2,319

Total Short-Term Investments
(Cost $14,099)		14,099

	SHARES

Investment Purchased with Proceeds from Securities Lending - 21.2%
Mount Vernon Securities Lending Prime Portfolio
0.212.% Ω †
(Cost $46,703)	46,702,807	46,703

Total Investments ▲ - 121.1%
(Cost $258,374)		266,998

Other Assets and Liabilities, Net - (21.1)%		(46,514)

Total Net Assets - 100.0%		$220,484

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value. As of January 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $43,904 as of January 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $258,374. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$42,763
Gross unrealized depreciation	(34,139)

Net unrealized appreciation	$8,624

REIT - Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Depreciation

S&P Mid Cap 400 E-Mini Futures	March 2010	201	$14,096	$(447)

As of January 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Liability Derivatives	Value
Equity Contracts	$447

Balance as of January 31, 2010	$447

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of January 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$206,196	$—	$—	$206,196
Warrants	—	—	—	—
Short-Term Investments	58,483	2,319	—	60,802

Total Investments in Securities	$264,679	$2,319	$—	$266,998

As of January 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures	$(447)	$—	$—	$(447)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Small Cap Index Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 91.5%

Consumer Discretionary - 12.9%
1-800-Flowers.com, Class A •	1,466	$3
99 Cents Only Stores •	2,859	37
AFC Enterprises •	1,504	12
Ambassadors Group ▼	1,074	12
American Apparel •	1,970	6
American Axle & Manufacturing Holdings •	3,377	32
American Greetings, Class A	2,387	44
American Public Education •	1,107	42
America’s Car-Mart • ▼	583	14
Amerigon •	1,317	11
Ameristar Casinos ▼	1,561	23
AnnTaylor Stores • ▼	3,572	45
Arbitron ▼	1,587	40
ArvinMeritor •	4,512	44
Asbury Automotive Group •	1,962	22
Ascent Media •	859	22
Audiovox •	1,015	7
Bally Technologies •	3,321	132
Beazer Homes USA •	3,770	15
Bebe Stores	1,444	9
Belo, Class A ▼	5,184	34
Benihana •	803	4
Big 5 Sporting Goods	1,341	20
BJ’s Restaurants • ▼	1,195	25
Blue Nile • ▼	776	40
Bluegreen •	713	2
Blyth	340	10
Bob Evans Farms	1,803	50
Books-A-Million ▼	429	3
Borders Group • ▼	3,519	3
Bridgepoint Education • ▼	846	12
Brookfield Homes •	523	4
Brown Shoe	2,480	30
Brunswick	5,379	58
Buckle ▼	1,554	47
Buffalo Wild Wings • ▼	1,097	51
Build-A-Bear Workshop •	1,026	5
Cabela’s • ▼	2,434	39
California Pizza Kitchen •	1,176	16
Callaway Golf ▼	3,854	29
Capella Education • ▼	888	65
Caribou Coffee • ▼	417	3
Carmike Cinemas • ▼	670	5
Carrols Restaurant Group •	688	4
Carters •	3,458	89
Cato, Class A	1,621	33
Cavco Industries • ▼	350	13
CEC Entertainment •	1,404	47
Charming Shoppes •	7,038	41
Cheesecake Factory • ▼	3,664	77
Cherokee ▼	464	7
Children’s Place Retail Stores •	1,454	46
China Automotive Systems • ▼	264	4
ChinaCast Education •	1,792	12
Christopher & Banks	2,187	15
Churchill Downs	557	20
Cinemark Holdings	1,684	24
Citi Trends • ▼	896	28
CKE Restaurants	2,989	25
CKX •	3,542	14
Coinstar • ▼	1,840	48
Coldwater Creek • ▼	3,334	15
Collective Brands •	3,906	77

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Columbia Sportswear ▼	725	$30
Conn’s • ▼	574	3
Cooper Tire & Rubber	3,596	61
Core-Mark Holding •	548	16
Corinthian Colleges • ▼	4,953	69
CPI ▼	306	4
Cracker Barrel Old Country Store	1,379	51
Crocs • ▼	5,110	38
Crown Media Holdings, Class A • ▼	1,579	2
CSS Industries	430	7
Dana Holding • ▼	8,398	87
Deckers Outdoor •	799	78
Denny’s •	5,565	13
Destination Maternity •	287	7
Dillard’s, Class A ▼	3,101	51
DineEquity • ▼	1,073	24
Dolan Media • ▼	1,827	18
Domino’s Pizza • ▼	2,213	25
Dorman Products •	692	11
Dover Downs Gaming & Entertainment	785	3
Dress Barn •	3,421	81
Drew Industries • ▼	1,146	21
Drugstore.com •	4,897	14
DSW • ▼	749	18
E.W. Scripps, Class A •	1,746	12
Eastman Kodak • ▼	16,355	99
Einstein Noah Restaurant Group •	238	3
Ethan Allen Interiors ▼	1,442	21
Exide Technologies •	3,169	25
FGX International Holdings Limited •	890	18
Finish Line, Class A	2,479	28
Fisher Communications •	377	5
Fossil •	2,860	93
Fred’s	2,322	23
Frisch’s Restaurants	135	3
Fuel Systems Solutions • ▼	835	30
Fuqi International • ▼	746	12
Furniture Brands International • ▼	2,621	14
Gaiam, Class A • ▼	1,045	7
Gaylord Entertainment • ▼	2,419	47
Genesco •	1,383	33
G-iii Apparel Group •	795	14
Global Sources • ▼	961	6
Grand Canyon Education • ▼	963	19
Great Wolf Resorts •	1,695	4
Group 1 Automotive •	1,467	43
Gymboree • ▼	1,779	69
Harte-Hanks	2,134	23
Haverty Furniture •	1,044	13
Hawk •	334	6
Helen of Troy • ▼	1,769	42
hhgregg • ▼	726	15
Hibbett Sports • ▼	1,696	36
Hooker Furniture	657	8
Hot Topic • ▼	2,684	15
Hovnanian Enterprises, Class A • ▼	3,162	12
HSN •	2,423	46
Iconix Brand Group •	4,349	55
Interval Leisure Group • ▼	2,413	31
iRobot • ▼	1,185	19
Isle of Capri Casinos • ▼	918	7
J. Crew Group • ▼	3,067	120
Jack in the Box • ▼	3,444	67
Jackson Hewitt Tax Service • ▼	1,666	5
JAKKS Pacific •	1,703	19
Jo-Ann Stores •	1,612	56
Jones Apparel Group	5,207	75
Jos. A. Bank Clothiers • ▼	1,116	47
Journal Communications, Class A	2,456	9
K12 • ▼	1,440	29

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Kenneth Cole Productions •	537	$6
Kirkland’s • ▼	757	12
Knology • ▼	1,812	20
Krispy Kreme Doughnuts •	3,554	10
K-Swiss, Class A •	1,479	13
Lakes Entertainment • ▼	1,142	3
Landry’s Restaurants • ▼	648	13
La-Z-Boy •	3,139	32
LeapFrog Enterprises •	2,041	7
Learning Tree International •	485	5
Life Time Fitness • ▼	2,456	59
Lin TV, Class A •	1,556	7
Lincoln Educational Services •	591	12
Lithia Motors •	1,255	10
Live Nation • ▼	8,488	97
Liz Claiborne • ▼	5,798	28
LodgeNet Entertainment • ▼	1,233	7
Luby’s •	1,169	4
Lululemon Athletica • ▼	2,479	70
Lumber Liquidators Holdings • ▼	881	21
M/I Homes •	1,067	11
Mac-Gray •	698	6
Maidenform Brands •	1,306	20
Marcus	1,177	13
Marine Products ▼	968	5
Martha Stewart Living •	1,615	7
Matthews International, Class A	1,846	62
McCormick & Schmick’s Seafood Restaurants •	905	7
Mediacom Communications • ▼	2,582	11
Men’s Wearhouse	3,176	64
Meritage Homes •	1,910	43
Midas •	855	7
Modine Manufacturing •	2,855	27
Monarch Casino & Resort • ▼	703	5
Monro Muffler Brake	967	33
Morgans Hotel Group •	1,523	6
Movado Group	987	11
Multimedia Games • ▼	1,625	8
National Cinemedia	2,569	38
National Presto Industries	292	33
New York & Company •	1,324	5
NIVS IntelliMedia Technology Group •	499	2
Nobel Learning Communities •	248	2
NutriSystem ▼	1,872	38
O’Charleys •	1,013	8
OfficeMax •	4,653	60
Orbitz Worldwide •	2,199	14
Orient-Express Hotels, Class A • ▼	4,685	46
Outdoor Channel Holdings •	886	4
Overstock.com •	955	11
Oxford Industries	833	15
P.F. Chang’s China Bistro • ▼	1,406	54
Pacific Sunwear of California • ▼	3,821	13
Papa John’s International • ▼	1,271	30
Peet’s Coffee & Tea • ▼	793	26
Pep Boys - Manny, Moe & Jack ▼	2,969	25
Perry Ellis International •	687	11
PetMed Express ▼	1,380	25
Pier 1 Imports • ▼	6,976	36
Pinnacle Entertainment •	3,662	30
Playboy Enterprises, Class B • ▼	1,374	4
Polaris Industries ▼	1,916	85
Pool ▼	2,949	54
Pre-Paid Legal Services • ▼	482	19
Primedia	1,761	5
Princeton Review •	725	3
Quiksilver •	7,811	16
Raser Technologies • ▼	3,719	4
RC2 •	1,303	19
RCN •	2,205	22

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Reading International • ▼	1,057	$4
Red Lion Hotels •	811	5
Red Robin Gourmet Burgers •	947	17
Regis ▼	3,483	55
Rent-A-Center •	4,027	81
Rentrak •	575	10
Retail Ventures • ▼	1,693	14
Rex Stores •	493	7
Ruby Tuesday •	3,953	27
Rue21 •	124	3
Ruth’s Hospitality Group • ▼	1,893	5
Ryland Group ▼	2,624	58
Saks • ▼	7,694	50
Sally Beauty Holdings •	5,729	48
Scholastic ▼	1,399	42
Sealy • ▼	2,753	8
Shoe Carnival •	516	9
Shuffle Master •	3,271	29
Shutterfly •	1,145	18
Sinclair Broadcast Group, Class A • ▼	2,843	14
Skechers U.S.A., Class A • ▼	2,021	57
Skyline	389	7
Smith & Wesson • ▼	3,245	13
Sonic •	3,703	31
Sonic Automotive, Class A •	1,858	18
Sotheby’s Holdings, Class A ▼	4,084	95
Spartan Motors ▼	1,978	12
Speedway Motorsports	791	13
Sport Supply Group ▼	562	7
Stage Stores	2,314	30
Standard Motor Products •	954	7
Standard-Pacific •	5,846	21
Stanley Furniture • ▼	630	6
Steak n Shake • ▼	83	27
Stein Mart •	1,558	12
Steiner Leisure • ▼	920	37
Steinway Musical Instruments •	540	9
Steven Madden •	1,026	41
Stewart Enterprises, Class A	5,516	28
Stoneridge • ▼	918	6
Sturm, Ruger & Company ▼	1,161	12
Superior Industries International	1,409	21
SYMS •	360	3
Systemax	607	11
Talbots • ▼	1,431	16
Tempur-Pedic International •	4,568	114
Tenneco Automotive •	3,595	64
Texas Roadhouse •	3,050	35
Timberland, Class A •	2,779	48
Town Sports International Holdings •	1,183	3
Tractor Supply •	2,168	109
True Religion Apparel • ▼	1,552	30
Tuesday Morning • ▼	1,760	8
Tupperware	3,818	162
U.S. Auto Parts Network •	601	4
ULTA •	1,687	33
Under Armour, Class A • ▼	2,020	51
Unifi •	2,449	8
UniFirst	835	42
Universal Electronics •	822	20
Universal Technical Institute •	1,313	24
Universal Travel Group • ▼	732	7
Vail Resorts • ▼	1,793	60
Valassis Communications •	2,932	61
Value Line ▼	78	2
Vitacost.com •	665	7
Vitamin Shoppe •	257	5
Volcom • ▼	1,151	18
Warnaco Group •	2,792	108
West Marine • ▼	871	7
Wet Seal, Class A •	5,912	20

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Weyco Group ▼	424	$10
Winnebago Industries • ▼	1,774	21
Wolverine World Wide	3,000	79
Wonder Auto Technology •	1,049	11
World Wrestling Entertainment ▼	1,243	20
Youbet.com •	1,829	5
Zale • ▼	1,875	4
Zumiez • ▼	1,151	15

		7,679

Consumer Staples - 3.1%
Agfeed Industries • ▼	1,683	8
Alico ▼	268	7
Alliance One International •	5,484	28
American Dairy • ▼	591	14
American Italian Pasta • ▼	1,277	44
American Oriental Bioengineering • ▼	3,762	15
Andersons	1,110	30
Arden Group, Class A	73	7
B & G Foods	1,778	16
Bare Escentuals •	4,038	73
Boston Beer, Class A •	457	21
Calavo Growers ▼	562	9
Cal-Maine Foods ▼	761	25
Casey’s General Stores	3,058	94
Central Garden & Pet, Class A •	3,743	33
Chattem •	1,186	111
China Sky One Medical • ▼	636	11
China-biotics • ▼	582	7
Chiquita Brands International • ▼	2,716	40
Coca-Cola Bottling	276	14
Darling International •	5,014	39
Diamond Foods	941	34
Diedrich Coffee •	183	6
Dole Food • ▼	1,350	16
Elizabeth Arden •	1,378	21
Farmer Brothers	339	6
Fresh Del Monte Produce •	2,439	50
Great Atlantic & Pacific Tea • ▼	1,990	15
Griffin Land & Nurseries	186	5
Hain Celestial Group •	2,481	40
Harbinger Group •	551	4
Heckmann • ▼	4,879	24
HQ Sustainable Maritime Industries •	538	4
Imperial Sugar ▼	698	11
Ingles Markets, Class A	775	11
Inter Parfums	761	10
J&J Snack Foods	802	34
Lancaster Colony ▼	1,181	64
Lance	1,652	37
Lifeway Foods •	263	3
Mannatech	1,108	3
Medifast • ▼	791	13
Nash-Finch	746	26
National Beverage • ▼	528	6
Nu Skin Enterprises, Class A	2,901	67
Nutraceutical International •	664	9
Oil-Dri Corporation of America	313	5
Omega Protein •	996	4
Orchids Paper Products •	491	9
Overhill Farms •	965	4
Pantry •	1,371	18
Prestige Brand Holdings •	1,897	15
PriceSmart	974	19
Revlon • ▼	1,187	18
Ruddick ▼	2,447	69
Sanderson Farms ▼	1,239	58
Schiff Nutrition International	523	4
Seneca Foods •	571	15
Smart Balance •	3,643	20
Spartan Stores ▼	1,354	18

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Star Scientific • ▼	4,301	$3
Susser Holdings •	421	4
Synutra International • ▼	1,097	15
The Female Health	968	5
Tootsie Roll Industries ▼	1,459	38
Treehouse Foods •	1,923	74
United Natural Foods •	2,618	71
Universal ▼	1,425	65
USANA Health Sciences •	472	13
Vector Group	2,113	30
Village Super Market	371	10
WD-40 Company	962	30
Weis Markets	618	22
Winn Dixie Stores •	3,322	34
Zhongpin • ▼	1,469	18

		1,873

Energy - 4.7%
Allis Chalmers Energy •	3,600	13
Alon USA Energy	605	4
Apco Oil & Gas International	557	11
Approach Resources •	732	6
Arena Resources •	2,331	89
Atlas Energy ▼	4,118	125
ATP Oil & Gas •	2,395	35
Basic Energy Services •	1,867	18
Berry Petroleum, Class A	2,611	71
Bill Barrett •	2,341	73
Bolt Technology • ▼	468	5
Boots & Coots • ▼	4,768	7
BPZ Energy • ▼	5,644	34
Brigham Exploration • ▼	5,866	77
Bristow Group •	1,915	68
Bronco Drilling • ▼	1,528	8
Cal Dive International •	2,571	18
Carbo Ceramics ▼	1,158	76
Carrizo Oil & Gas • ▼	1,701	41
Cheniere Energy •	3,296	9
Clayton Williams Energy •	358	12
Clean Energy Fuels • ▼	2,171	36
Cloud Peak Energy •	1,852	25
Complete Production Services •	3,557	45
Contango Oil & Gas Company •	764	37
Credo Pete •	429	4
Crosstex Energy ▼	2,215	17
Cubic Energy •	1,649	2
CVR Energy •	1,348	11
Dawson Geophysical •	474	10
Delek US Holdings	731	5
Delta Petroleum • ▼	10,847	14
DHT Maritime	3,026	11
Dril-Quip •	1,798	94
Endeavour International •	6,612	6
ENGlobal • ▼	1,526	5
Evergreen Energy • ▼	7,569	2
FX Energy • ▼	2,469	7
General Maritime ▼	2,975	23
Geokinetics •	387	4
Georesources • ▼	441	6
Global Industries •	6,083	42
GMX Resources •	1,880	20
Golar LNG	2,055	24
Golar LNG Energy •	294	1
Goodrich Petroleum • ▼	1,493	31
Gran Tierra Energy •	12,573	62
Green Plains Renewable Energy • ▼	568	7
Gulf Island Fabrication	713	12
GulfMark Offshore •	1,311	32
Gulfport Energy •	1,536	16
Harvest Natural Resources •	1,993	9
Hercules Offshore •	6,992	27

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Hornbeck Offshore Services • ▼	1,348	$29
International Coal Group •	6,618	24
Ion Geophysical •	6,412	31
Isramco •	65	4
James River Coal • ▼	1,684	26
Key Energy Services •	7,536	73
Knightsbridge Tankers	994	14
Lufkin Industries	862	55
Matrix Service •	1,512	15
McMoRan Exploration • ▼	4,616	70
Natural Gas Services Group •	709	11
Newpark Resources •	5,031	20
Nordic American Tanker Shipping ▼	2,573	76
Northern Oil & Gas •	2,167	24
Oilsands Quest • ▼	13,408	11
OYO Geospace •	247	9
Panhandle Oil And Gas ▼	398	9
Parker Drilling •	7,077	34
Patriot Coal • ▼	4,464	69
Penn Virginia	2,767	67
Petroleum Development • ▼	1,173	25
PetroQuest Energy • ▼	3,091	17
PHI • ▼	793	15
Pioneer Drilling •	2,895	23
PrimeEnergy •	51	2
Rex Energy •	1,822	23
Rosetta Resources •	3,188	66
RPC	1,869	23
Ship Finance International ▼	2,653	38
Stone Energy •	2,516	40
SulphCo • ▼	4,141	2
Superior Well Services •	961	15
Swift Energy •	2,281	57
Syntroleum • ▼	3,848	9
T-3 Energy Services • ▼	767	17
Teekay Tankers, Class A ▼	732	6
TETRA Technologies •	4,589	48
TGC Industries •	805	3
Toreador Resources • ▼	1,239	16
Union Drilling •	761	6
Uranerz Energy Corporation •	2,746	3
Uranium Energy • ▼	3,395	10
USEC • ▼	6,851	27
Vaalco Energy	3,605	15
Vantage Drilling Company • ▼	3,933	6
Venoco •	1,187	14
W&T Offshore	2,071	19
Warren Resources •	4,309	10
Western Refining • ▼	2,483	11
Westmoreland Coal • ▼	516	5
Willbros Group •	2,407	37
World Fuel Services	3,366	81
Zion Oil & Gas • ▼	892	5

		2,812

Financials - 19.2%
1st Source ▼	834	13
Abington Bancorp ▼	1,325	9
Acadia Realty Trust - REIT	2,418	39
Advance America Cash Advance Centers	2,798	14
Agree Realty - REIT	436	9
Alexander’s - REIT • ▼	132	39
Alliance Financial ▼	251	6
Allied Capital •	10,897	45
Ambac Financial Group • ▼	17,524	12
American Campus Communities - REIT ▼	3,183	82
American Capital ▼	16,913	62
American Capital Agency - REIT	763	20
American Equity Investment Life Holding	3,463	25
American National Bankshares ▼	372	7
American Physicians Capital	669	19

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

American Physicians Service Group ▼	388	$9
American Safety Insurance Holdings • ▼	576	8
Ameris Bancorp ▼	800	7
Amerisafe •	1,150	20
Ames National ▼	349	6
Amtrust Financial Services ▼	1,386	17
Anworth Mortgage Asset - REIT	6,198	43
Apollo Commercial Real Estate Finance - REIT •	606	11
Apollo Investment ▼	9,833	101
Ares Capital ▼	6,636	82
Argo Group International Holdings • ▼	1,853	50
Arrow Financial ▼	517	13
Artio Global Investments •	1,672	41
Ashford Hospitality Trust - REIT • ▼	3,771	20
Asset Acceptance Capital • ▼	966	6
Associated Estates Realty - REIT	1,183	14
Assured Guaranty ▼	7,448	169
Astoria Financial	5,214	69
Auburn National Bancorp	144	3
Avatar Holdings • ▼	475	8
Baldwin & Lyons, Class B ▼	402	10
BancFirst ▼	411	17
Banco Latinoamericano de Exportaciones ▼	1,670	24
Bancorp Bank • ▼	1,208	9
Bancorp Rhode Island	222	5
Bank Mutual	3,041	20
Bank of Kentucky Financial	187	3
Bank of Marin Bancorp ▼	316	10
Bank of the Ozarks ▼	794	24
BankFinancial ▼	1,099	11
Banner ▼	949	3
Bar Harbor Bankshares	176	5
Beneficial Mutual Bancorp •	1,775	16
Berkshire Hills Bancorp	836	14
BGC Partners, Class A ▼	2,823	11
BioMed Realty Trust - REIT	5,979	87
Blackrock Kelso Capital ▼	704	6
Boston Private Financial Holdings ▼	4,134	30
Bridge Bancorp ▼	379	9
Broadpoint Gleacher Securities •	3,171	13
Brookline Bancorp ▼	3,346	34
Brooklyn Federal Bancorp	188	2
Bryn Mawr Bank	373	6
Calamos Asset Management, Class A	1,416	18
California First National Bancorp	112	1
Camden National ▼	465	14
Cape Bancorp • ▼	718	5
Capital City Bank Group ▼	662	8
Capital Southwest ▼	178	15
CapLease - REIT	2,923	13
Capstead Mortgage - REIT	3,873	51
Cardinal Financial	1,642	15
Cardtronics • ▼	816	9
Care Investment Trust - REIT ▼	719	6
Cash America International ▼	1,802	68
Cathay General Bancorp	3,306	32
CBL & Associates Properties - REIT ▼	8,330	83
Cedar Shopping Centers - REIT	2,510	18
Center Bancorp ▼	753	6
Centerstate Banks of Florida ▼	1,121	12
Central Pacific Financial • ▼	1,626	3
Century Bancorp ▼	215	5
Chemical Financial	1,312	28
Cheviot Financial	171	1
Chicopee Bancorp • ▼	393	5
China Housing & Land Development • ▼	1,566	6
Citizens • ▼	2,297	15
Citizens & Northern ▼	717	7
Citizens Banking •	23,787	18
Citizens Holding ▼	243	5
City Holdings	1,106	35

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Clifton Savings Bancorp ▼	589	$5
CNA Surety •	1,001	14
CNB Financial ▼	527	8
CoBiz Financial	1,784	10
Cogdell Spencer - REIT	1,698	11
Cohen & Steers ▼	1,049	21
Colonial Properties Trust - REIT	3,997	44
Colony Financial - REIT	870	17
Columbia Banking System ▼	1,697	32
Community Bank System	1,991	42
Community Trust Bancorp ▼	871	22
Compass Diversified Trust ▼	1,454	17
CompuCredit Holdings	900	3
Conseco •	14,099	67
Consolidated-Tomoka Land	330	11
Cousins Properties - REIT	4,442	34
Cowen Group •	960	5
Crawford & Company • ▼	1,307	5
Credit Acceptance • ▼	335	18
CreXus Investment - REIT •	823	11
CVB Financial ▼	5,177	50
Cypress Sharpridge Investments - REIT	997	13
Danvers Bancorp ▼	967	13
DCT Industrial Trust - REIT ▼	12,347	61
Delphi Financial Group, Class A	2,820	57
Developers Diversified Realty - REIT ▼	9,787	81
Diamond Hill Investment Group ▼	130	8
DiamondRock Hospitality - REIT ▼	7,014	57
Dime Community Bancshares	1,574	19
Dollar Financial •	1,410	32
Donegal Group, Class A ▼	937	14
Doral Financial •	296	1
Duff & Phelps, Class A ▼	989	16
DuPont Fabros Technology - REIT ▼	1,614	27
Dynex Capital - REIT ▼	685	6
E*TRADE Financial •	95,335	145
Eagle Bancorp •	913	10
East West Bancorp	5,571	92
Eastern Insurance Holdings	478	4
EastGroup Properties - REIT	1,448	55
Education Realty Trust - REIT	3,421	18
eHealth • ▼	1,461	27
EMC Insurance Group ▼	349	7
Employers Holdings	2,788	37
Encore Capital Group •	896	14
Enstar Group •	407	26
Enterprise Bancorp	308	3
Enterprise Financial Services ▼	644	6
Entertainment Properties Trust - REIT ▼	2,488	87
Epoch Holdings ▼	774	7
Equity Lifestyle Properties - REIT	1,541	74
Equity One - REIT ▼	2,278	38
ESB Financial ▼	560	7
Essa Bancorp ▼	921	11
Evercore Partners, Class A	877	26
Extra Space Storage - REIT	5,268	60
Ezcorp •	2,633	48
F.N.B.	6,873	49
Farmers Capital Bank	391	3
FBL Financial Group, Class A	927	17
FBR Capital Markets •	1,631	10
FelCor Lodging Trust - REIT •	3,945	15
Fifth Street Finance	2,354	26
Financial Federal ▼	1,451	40
Financial Institutions ▼	638	8
First Acceptance •	1,142	2
First Bancorp ▼	532	7
First Bancorp - North Carolina ▼	836	13
First Bancorp of Puerto Rico ▼	4,898	11
First Busey ▼	2,470	9
First California Financial Group • ▼	344	1

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

First Cash Financial Services •	1,400	$32
First Commonwealth Financial ▼	5,188	30
First Community Bancshares - Nevada ▼	849	10
First Defiance Financial ▼	496	5
First Financial - Indiana ▼	709	20
First Financial Bancorp - Ohio	3,104	51
First Financial Bankshares ▼	1,269	67
First Financial Holdings ▼	970	11
First Financial Northwest ▼	1,239	8
First Financial Services	246	2
First Industrial Realty Trust - REIT •	3,188	16
First Marblehead •	3,748	8
First Merchants ▼	1,226	8
First Mercury Financial	819	11
First Midwest Bancorp ▼	4,463	59
First of Long Island ▼	329	8
First Potomac Realty Trust - REIT ▼	1,528	21
First South Bancorp ▼	443	4
FirstMerit	5,033	103
Flagstar Bancorp •	4,698	3
Flagstone Reinsurance Holdings	2,386	25
Flushing Financial ▼	1,836	23
Forestar Real Estate Group •	2,186	41
Fox Chase Bancorp •	345	3
FPIC Insurance Group •	524	20
Franklin Street Properties - REIT	4,072	51
GAMCO Investors	441	18
German American Bancorp ▼	675	10
Getty Realty - REIT	1,252	27
GFI Group	4,116	20
Glacier Bancorp ▼	3,751	54
Gladstone Capital	1,286	9
Gladstone Commercial - REIT	523	7
Gladstone Investment ▼	1,347	6
Glimcher Realty Trust - REIT	3,723	12
Government Properties Income Trust - REIT ▼	606	14
Gramercy Capital - REIT • ▼	3,791	12
Great Southern Bancorp ▼	612	14
Greenlight Capital •	1,625	39
Guaranty Bancorp •	2,881	4
Hallmark Financial Services • ▼	577	5
Hampton Roads Bankshares ▼	1,125	2
Hancock Holding	1,725	71
Harleysville Group ▼	815	26
Harleysville National ▼	2,488	16
Harris & Harris Group •	1,505	6
Hatteras Financial - REIT ▼	2,208	60
Healthcare Realty Trust - REIT	3,420	72
Heartland Financial USA ▼	895	12
Hercules Technology Growth Capital	2,155	22
Heritage Financial	560	8
Hersha Hospitality Trust - REIT	5,851	21
Highwoods Properties - REIT	4,319	130
Hilltop Holdings •	2,401	27
Home Bancorp •	545	7
Home Bancshares	1,067	26
Home Federal Bancorp	1,019	14
Home Properties - REIT ▼	1,935	86
Horace Mann Educators	2,655	32
IBERIABANK	1,244	66
Independence Holdings	395	3
Independent Bank	1,275	30
Infinity Property & Casualty	831	33

Inland Real Estate - REIT	4,287	36
International Assets Holding •	765	11
International Bancshares ▼	3,179	66
Invesco Mortgage Capital - REIT ▼	1,018	23
Investors Bancorp •	2,905	34
Investors Real Estate Trust - REIT ▼	4,452	39
iStar Financial - REIT • ▼	7,609	21
JMP Group ▼	893	7

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

K Fed Bancorp	245	$2
Kansas City Life Insurance	248	7
KBW •	2,125	56
Kearny Financial ▼	1,168	11
Kentucky First Fed Bancorp	186	2
Kilroy Realty - REIT ▼	2,606	75
Kite Realty Group Trust - REIT	2,822	11
Knight Capital Group, Class A •	5,669	89
Kohlberg Capital ▼	1,116	5
LaBranche •	3,377	15
Lakeland Bancorp ▼	1,430	10
Lakeland Financial ▼	686	13
LaSalle Hotel Properties - REIT ▼	3,835	77
Legacy Bancorp	450	4
Lexington Corporate Properties Trust - REIT ▼	5,879	35
Life Partners Holdings ▼	403	8
LTC Properties - REIT	1,413	36
Maiden Holdings	2,858	19
Main Street Capital	602	8
MainSource Financial Group	1,125	6
MarketAxess Holdings	1,935	26
Max Capital Hamilton	3,242	73
MB Financial	3,029	61
MCG Capital •	4,432	20
Meadowbrook Insurance Group	3,503	24
Medallion Financial	806	6
Medical Properties Trust - REIT ▼	4,670	47
Mercer Insurance Group ▼	341	6
Merchants Bancshares ▼	291	6
Meridian Interstate Bancorp • ▼	580	6
Metro Bancorp •	579	7
MF Global Holdings • ▼	5,902	39
MFA Mortgage Investments - REIT	17,094	126
MGIC Investment • ▼	7,628	46
Mid-America Apartment Communities - REIT	1,721	81
Midsouth Bancorp ▼	279	4
Mission West Properties - REIT	891	6
Monmouth Real Estate Investment, Class A - REIT ▼	1,106	8
Montpelier Holdings	5,407	91
MVC Capital	1,371	16
Nara Bancorp •	1,991	18
NASB Financial ▼	288	6
National Bankshares ▼	422	11
National Financial Partners •	2,676	23
National Health Investors - REIT	1,569	53
National Interstate	266	5
National Penn Bancshares ▼	7,628	46
National Retail Properties - REIT ▼	4,874	98
National Western Life Insurance, Class A	151	25
Navigators Group •	650	28
NBT Bancorp	1,990	42
Nelnet, Class A	1,175	20
NewAlliance Bancshares	6,347	74
Newstar Financial •	1,688	7
NGP Capital Resources	1,221	9
Northeast Community Bancorp ▼	359	2
Northfield Bancorp	1,067	14
Northrim Bancorp ▼	387	6
NorthStar Realty Finance - REIT ▼	4,017	18
Northwest Bancshares	2,153	25
Norwood Financial	115	3
NYMAGIC	228	4

OceanFirst Financial ▼	479	5
Ocwen Financial •	3,479	32
Ohio Valley Banc ▼	242	5
Old National Bancorp	5,256	63
Old Point Financial	122	2
Old Second Bancorp ▼	757	4
OMEGA Healthcare Investors - REIT	4,763	89
Oppenheimer Holdings ▼	576	16
optionsXpress Holdings	2,576	37

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Oriental Financial Group ▼	1,477	$17
Oritani Financial	704	9
Orrstown Financial Services ▼	312	10
Pacific Cap Bancorp New ▼	2,602	3
Pacific Continental ▼	1,122	11
PacWest Bancorp ▼	1,625	34
Park National	641	35
Parkway Properties - REIT	1,221	25
Peapack-Gladstone Financial ▼	473	5
PennantPark Investment	1,530	14
Penns Woods Bancorp ▼	233	7
Pennsylvania Real Estate Investment Trust - REIT ▼	2,331	21
Pennymac Mortgage Investment Trust - REIT • ▼	1,013	16
Penson Worldwide • ▼	1,190	10
Peoples Bancorp - Ohio ▼	629	8
Peoples Financial ▼	231	4
PHH •	3,316	58
Phoenix Companies • ▼	7,050	17
PICO Holdings •	1,378	43
Pinnacle Financial Partners • ▼	2,002	30
Piper Jaffray Companies •	1,201	58
Platinum Underwriters Holdings	3,092	112
PMA Capital •	1,906	11
PMI Group • ▼	4,759	10
Porter Bancorp	172	2
Portfolio Recovery Associates •	884	40
Post Properties - REIT ▼	2,920	52
Potlatch - REIT ▼	2,423	74
PremierWest Bancorp ▼	1,321	1
Presidential Life	1,519	14
Primus Guaranty • ▼	1,293	4
PrivateBancorp	3,208	44
ProAssurance •	1,994	101
Prospect Capital ▼	3,817	44
Prosperity Bancshares	2,812	113
Provident Financial Services ▼	3,471	40
Provident New York Bancorp ▼	2,388	19
Prudential Bancorp	245	2
PS Business Parks - REIT	939	45
Pzena Investment Management •	470	3
QC Holdings ▼	209	1
Radian Group ▼	4,994	32
RAIT Financial Trust - REIT • ▼	5,114	6
Ramco-Gershenson Properties Trust - REIT ▼	1,585	15
Redwood Trust - REIT ▼	4,726	68
Renasant ▼	1,227	18
Republic Bancorp - Kentucky, Class A ▼	604	10
Republic First Bancorp • ▼	437	2
Resource America, Class A ▼	768	3
Resource Capital - REIT	1,846	10
Rewards Network	389	5
Riskmetrics Group •	1,342	23
RLI	1,119	58
Rockville Financial ▼	499	5
Roma Financial ▼	476	6
S&T Bancorp ▼	1,436	25
Safeguard Scientifics •	1,259	14
Safety Insurance Group	803	28
Sanders Morris Harris Group ▼	1,098	5
Sandy Spring Bancorp ▼	1,003	12
Santander Bancorp • ▼	259	3

Saul Centers - REIT	672	24
SCBT Financial	741	22
SeaBright Insurance Holdings •	1,197	12
Selective Insurance Group	3,182	49
Shore Bancshares ▼	512	7
Sierra Bancorp ▼	535	5
Signature Bank • ▼	2,475	86
Simmons First National, Class A ▼	854	23
Smithtown Bancorp	893	5
South Financial Group	12,988	6

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Southside Bancshares ▼	783	$16
Southwest Bancorp - Oklahoma ▼	917	7
Sovran Self Storage - REIT ▼	1,676	57
Starwood Property Trust - REIT	2,446	48
State Auto Financial ▼	866	14
State Bancorp	777	6
StellarOne ▼	1,384	14
Sterling Bancorp ▼	1,304	10
Sterling Bancshares ▼	5,023	26
Sterling Financial - Washington • ▼	3,195	2
Stewart Information Services ▼	987	10
Stifel Financial • ▼	1,834	96
Strategic Hotels & Resorts - REIT •	5,791	13
Suffolk Bancorp ▼	629	17
Sun Bancorp - New Jersey •	1,087	4
Sun Communities - REIT	1,465	27
Sunstone Hotel Investors - REIT •	5,920	51
Susquehanna Bancshares ▼	5,259	41
SVB Financial Group • ▼	2,484	108
SWS Group	1,467	18
SY Bancorp ▼	841	18
Tanger Factory Outlet Centers - REIT ▼	2,443	94
Tejon Ranch • ▼	635	19
Territorial Bancorp •	747	14
Teton Advisors •	6	—
Texas Capital Bancshares •	2,172	37
Thomas Weisel Partners Group • ▼	1,177	5
TICC Capital ▼	2,121	12
Tompkins Trustco	503	20
Tower Bancorp	290	7
Tower Group	2,467	55
Townebank Portsmouth ▼	1,208	13
TradeStation Group •	2,031	14
Tree.com •	391	3
Triangle Capital ▼	679	8
TriCo Bancshares ▼	872	15
TrustCo Bank Corporation of New York ▼	4,675	28
Trustmark ▼	3,499	80
UMB Financial	1,963	78
UMH Properties - REIT	534	4
Umpqua Holdings	5,179	64
Union Bankshares ▼	1,117	14
United American Indemnity • ▼	2,038	14
United Bankshares ▼	2,328	58
United Community Banks • ▼	4,949	22
United Financial Bancorp	965	13
United Fire & Casualty	1,323	22
United Security Bancshares ▼	366	5
Universal Health Realty Income Trust - REIT	866	29
Universal Insurance Holdings	805	5
Univest Corporation of Pennsylvania ▼	1,002	18
Urstadt Biddle Properties, Class A - REIT	1,658	25
US Global Investors ▼	800	8
U-Store-It Trust - REIT	4,809	33
Viewpoint Financial ▼	609	9
Virtus Investment Partners •	353	6
Walter Investment Management - REIT	1,389	19
Washington Banking ▼	581	7
Washington Real Estate Investment Trust - REIT ▼	3,413	89
Washington Trust Bancorp ▼	789	13
Waterstone Financial •	389	1

Webster Financial ▼	4,116	64
WesBanco ▼	1,463	21
West Bancorp	945	5
Westamerica Bancorporation ▼	1,687	94
Western Alliance Bancorp • ▼	2,796	14
Westfield Financial	1,724	14
Westwood Holdings ▼	342	12
Wilber ▼	354	2
Wilshire Bancorp ▼	1,310	12
Winthrop Realty Trust - REIT	624	8

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Wintrust Financial ▼	1,461	$51
World Acceptance • ▼	950	38
WSFS Financial	432	12
Yadkin Valley Financial ▼	891	4
Zenith National Insurance ▼	2,178	61

		11,459

Healthcare - 13.2%
Abaxis •	1,335	32
ABIOMED •	1,993	16
Accelrys •	1,452	8
Accuray •	2,418	14
Acorda Therapeutics •	2,319	65
Acura Pharmaceuticals • ▼	442	2
Adolor •	2,497	4
Affymax • ▼	1,054	22
Affymetrix •	4,311	23
AGA Medical Holdings • ▼	316	5
Air Methods •	647	20
Akorn • ▼	3,092	5
Albany Molecular Research •	1,421	14
Align Technology • ▼	3,470	65
Alkermes •	5,764	63
Alliance Imaging •	1,601	8
Allied Healthcare International •	2,743	7
Allos Therapeutics • ▼	4,401	32
Almost Family • ▼	486	18
Alnylam Pharmaceuticals • ▼	2,197	37
Alphatec Holdings •	2,009	9
AMAG Pharmaceuticals • ▼	1,268	56
Amedisys • ▼	1,667	92
America Service Group	504	8
American Caresource Holding •	646	2
American Dental Partners •	789	10
American Medical Systems •	4,502	86
AMERIGROUP •	3,138	80
AMICAS •	2,147	12
Amicus Therapeutics •	924	4
AMN Healthcare Services •	1,944	17
Amsurg, Class A •	1,869	39
Analogic	780	31
AngioDynamics •	1,490	24
Ardea Biosciences • ▼	813	12
Arena Pharmaceuticals • ▼	5,630	18
Ariad Pharmaceuticals • ▼	6,575	15
ArQule • ▼	2,524	8
Array BioPharma •	5,188	12
Aryx Therapeutics • ▼	1,269	3
Assisted Living Concepts, Class A •	638	17
Athenahealth • ▼	2,043	80
Atrion	81	11
ATS Medical • ▼	2,890	8
Auxilium Pharmaceuticals •	2,820	79
AVANIR Pharmaceuticals • ▼	3,702	7
AVI BioPharma • ▼	5,798	8
BioCryst Pharmaceuticals • ▼	1,483	10
Biodel • ▼	928	4
BioDelivery Sciences International •	575	2
Biomimetic Therapeutics •	777	9

Bio-Reference Laboratories •	723	27
BioScrip •	2,551	19
Biospecifics Technologies • ▼	236	6
BMP Sunstone • ▼	1,974	11
Bovie Medical • ▼	1,039	7
Bruker BioSciences • ▼	3,341	41
Cadence Pharmaceuticals • ▼	1,557	16
Cambrex •	1,692	9
Cantel Medical	726	14
Capital Senior Living •	1,382	7
Caraco Pharmaceutical Laboratories •	907	5
Cardiac Science •	1,054	3

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Cardionet • ▼	2,337	$14
Cardiovascular Systems •	548	2
Cardium Therapeutics • ▼	2,373	2
Catalyst Health Solutions •	2,237	88
Celera •	4,990	34
Cell Therapeutics • ▼	34,785	39
Celldex Therapeutics •	1,509	7
Centene •	2,544	49
Cepheid • ▼	3,533	52
Chelsea Therapeutics International • ▼	1,969	5
Chemed	1,345	63
Chindex International •	812	10
Clarient • ▼	1,823	4
Clinical Data • ▼	657	10
Computer Programs & Systems	538	20
Conceptus • ▼	1,861	36
CONMED •	1,771	38
Continucare •	1,786	9
Cornerstone Therapeutics •	398	2
Corvel •	482	15
Cross Country Healthcare •	1,784	16
CryoLife • ▼	1,618	10
Cubist Pharmaceuticals • ▼	3,514	72
Cumberland Pharmaceuticals • ▼	492	6
Curis •	3,882	8
Cutera •	811	7
Cyberonics •	1,667	31
Cynosure •	518	5
Cypress Bioscience •	2,320	12
Cytokinetics •	2,526	8
Cytori Therapeutics • ▼	1,770	12
Delcath Systems •	1,960	8
DepoMed •	2,969	8
DexCom •	2,800	25
Dionex •	1,066	74
Discovery Laboratories • ▼	7,301	5
Durect • ▼	5,012	11
Dyax •	4,382	15
Eclipsys •	3,425	57
Electro Optical Sciences • ▼	1,076	10
Emergency Medical Services • ▼	1,560	82
Emergent Biosolutions •	995	14
Emeritus • ▼	1,144	21
Endologix •	2,945	14
Ensign Group	671	11
Enteromedics •	929	1
Enzo Biochem • ▼	1,884	9
Enzon • ▼	2,762	28
eResearchTechnology •	2,513	15
ev3 • ▼	4,539	66
Exactech •	442	7
Exelixis •	6,492	43
Facet Biotech • ▼	1,498	24
Genomic Health •	816	14
Genoptix • ▼	1,028	33
Gentiva Health Services •	1,765	45
Geron • ▼	5,430	29
Greatbatch • ▼	1,414	28

GTx • ▼	1,164	5
Haemonetics •	1,564	89
Halozyme Therapeutics •	4,126	22
Hanger Orthopedic Group •	1,791	29
Hansen Medical •	1,415	3
Harvard Bioscience •	1,497	5
Health Grades •	1,449	6
Healthsouth •	5,384	97
Healthspring •	2,986	52
Healthways •	2,044	35
Heartware International • ▼	329	13
Hemispherx Biopharma • ▼	7,099	5
Hi-Tech Pharmaceutical •	494	11

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

HMS Holdings •	1,577	$71
Home Diagnostics •	705	4
Human Genome Sciences • ▼	11,070	293
ICU Medical •	775	27
Idenix Pharmaceuticals •	1,726	5
Idera Pharmaceuticals •	1,318	6
Immucor • ▼	4,295	80
ImmunoGen •	3,480	24
Immunomedics • ▼	3,946	13
Impax Laboratories •	3,700	49
Incyte •	5,247	56
Indevus Pharmaceuticals, escrow shares • ¥ ⊡	4,270	—
Infinity Pharmaceuticals •	1,093	7
Insmed • ▼	7,622	6
Inspire Pharmaceuticals •	3,705	20
Insulet • ▼	2,131	29
Integra LifeSciences •	1,149	44
InterMune •	2,330	36
Invacare	1,865	47
inVentiv Health •	2,040	31
IPC The Hospitalist •	982	33
IRIS International •	1,070	11
Isis Pharmaceuticals • ▼	5,679	63
ISTA Pharmaceuticals • ▼	2,026	7
Javelin Pharmaceuticals •	2,712	3
Kendle International •	905	18
Kensey Nash • ▼	597	14
Kindred Healthcare •	2,379	40
K-V Pharmaceutical, Class A •	2,272	8
Landauer	548	32
Lannett •	616	4
LCA-Vision •	1,003	6
Lexicon Pharmaceuticals • ▼	6,272	11
LHC Group •	925	29
Ligand Pharmaceuticals •	6,909	12
Luminex •	2,526	34
Magellan Health Services •	2,130	84
Mako Surgical • ▼	1,056	12
MannKind • ▼	3,489	35
Map Pharmaceuticals • ▼	550	8
Martek Biosciences • ▼	2,021	44
Masimo •	3,094	86
Matrixx Initiatives •	576	3
Maxygen •	1,542	9
MedAssets •	2,405	49
MedCath •	863	6
Medical Action Industries •	864	12
Medicines • ▼	3,217	27
Medicis Pharmaceutical, Class A	3,588	83
Medidata Solutions •	381	6
Medivation • ▼	1,750	58
MedQuist ▼	558	4
Merge Healthcare •	1,582	4
Meridian Bioscience	2,470	50
Merit Medical Systems •	1,703	30
Metabolix • ▼	1,183	12

Metropolitan Health Networks •	2,463	6
Micromet • ▼	3,462	27
Micrus Endovascular •	905	15
Middlebrook Pharmaceutical • ▼	1,944	1
Molecular Insight Pharmaceuticals • ▼	1,029	1
Molina Healthcare • ▼	813	18
Momenta Pharmaceuticals • ▼	2,393	35
MWI Veterinary Supply •	657	25
Myriad Pharmaceuticals •	1,399	7
NABI Biopharmaceuticals •	3,583	17
Nanosphere • ▼	699	4
National Healthcare	471	17
National Research	97	2
Natus Medical •	1,707	23

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Nektar Therapeutics •	5,645	$64
Neogen • ▼	1,174	25
Neurocrine Biosciences •	2,234	5
NeurogesX • ▼	630	4
Nighthawk Radiology Holdings • ▼	1,393	6
Novamed • ▼	1,218	5
Novavax • ▼	4,338	9
NPS Pharmaceuticals •	2,745	9
NuVasive • ▼	2,223	61
NxStage Medical •	1,462	12
Obagi Medical Products •	963	10
Odyssey Healthcare •	2,106	31
Omeros •	413	3
Omnicell •	1,846	22
Oncogenex Pharmaceuticals • ▼	244	3
Onyx Pharmaceuticals •	3,765	108
Opko Health •	2,603	4
Optimer Pharmaceuticals • ▼	1,747	22
OraSure Technologies •	2,623	13
Orexigen Therapeutics • ▼	1,605	10
Orthofix International •	1,043	31
Orthovita •	3,880	14
Osiris Therapeutics • ▼	1,022	8
Owens & Minor	2,539	102
Oxigene • ▼	2,247	3
Pain Therapeutics •	2,014	11
Palomar Medical Technologies •	1,061	10
Par Pharmaceutical Companies •	2,026	53
PAREXEL •	3,508	68
PDL BioPharma ▼	7,285	47
Pharmasset • ▼	1,276	27
Pharmerica •	1,860	30
Phase Forward • ▼	2,631	38
Poniard Pharmaceuticals • ▼	1,691	3
POZEN • ▼	1,514	9
Progenics Pharmaceutical •	1,548	7
Protalix Biotherapeutics • ▼	2,109	14
PSS World Medical • ▼	3,629	74
Psychiatric Solutions • ▼	3,430	76
Quality Systems ▼	1,437	74
Questcor Pharmaceuticals •	3,500	16
Quidel •	1,638	22
Radnet • ▼	1,779	4
Regeneron Pharmaceuticals •	3,843	102
RehabCare Group •	1,493	43
Repligen •	1,819	6
Repros Therapeutics • ▼	576	—
Res-Care •	1,442	13
Rigel Pharmaceuticals •	3,004	25
Rochester Medical •	610	7
Rockwell Medical Technologies • ▼	861	6
RTI Biologics •	3,126	10
Salix Pharmaceuticals • ▼	3,092	90
Sangamo BioSciences • ▼	2,699	15
Santarus • ▼	3,161	15
Savient Pharmaceuticals •	4,017	52

Sciclone Pharmaceuticals • ▼	2,178	6
Seattle Genetics •	5,075	52
Select Medical Holdings •	1,172	12
Sequenom • ▼	3,729	15
SIGA Technologies • ▼	1,843	12
Sirona Dental Systems • ▼	1,046	34
Skilled Healthcare Group, Class A •	1,215	8
Somanetics •	711	11
SonoSite •	1,016	28
Spectranetics •	1,872	13
Spectrum Pharmaceuticals •	2,607	11
StemCells • ▼	6,293	8
Stereotaxis • ▼	1,731	7
STERIS	3,565	93
Sucampo Pharmaceuticals •	656	2

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Sun Healthcare Group •	2,658	$23
Sunrise Senior Living • ▼	2,630	8
SuperGen • ▼	3,603	10
SurModics • ▼	939	19
Symmetry Medical • ▼	2,183	19
Synovis Life Technologies •	676	9
Synta Pharmaceuticals • ▼	908	4
The Provident Service •	748	10
Theravance • ▼	3,250	36
Thoratec • ▼	3,443	98
TomoTherapy •	2,812	11
TranS1 •	662	2
Transcend Services •	382	7
Triple-S Management • ▼	1,253	21
U.S. Physical Therapy •	644	10
Universal American Financial • ▼	2,300	31
Utah Medical Products	195	5
Vanda Pharmaceuticals • ▼	1,626	16
Varian • ▼	1,718	89
Vascular Solutions • ▼	987	8
Vical • ▼	2,573	7
ViroPharma • ▼	4,720	47
Virtual Radiologic • ▼	380	4
Vital Images •	972	14
Vivus • ▼	4,850	41
Volcano •	2,946	58
WellCare Health Plans •	2,575	80
West Pharmaceutical Services ▼	1,997	73
Wright Medical Group •	2,320	42
XenoPort •	1,818	34
Young Innovations	332	8
Zoll Medical •	1,285	36
ZymoGenetics •	2,321	13

		7,902

Industrials - 14.0%
3D Systems •	1,044	11
A.O. Smith	1,338	57
AAON ▼	780	16
AAR •	2,360	55
ABM Industries	2,804	54
Acacia Research •	1,949	17
ACCO Brands • ▼	3,327	26
Aceto	1,511	8
Actuant, Class A	4,129	69
Acuity Brands ▼	2,627	94
Administaff	1,305	30
Advanced Battery Technologies • ▼	3,385	12
Advisory Board •	929	30
AeroVironment •	810	28
Air Transport Services Group • ▼	3,389	8
Aircastle	2,861	27
AirTran Holdings • ▼	8,207	40
Alamo Group	388	7
Alaska Air Group •	2,220	70

Albany International, Class A	1,727	34
Allegiant Travel • ▼	880	45
Altra Holdings •	1,627	18
Amerco •	524	20
American Commercial Lines • ▼	552	8
American Ecology	1,107	18
American Railcar Industries ▼	529	5
American Reprographics •	2,118	15
American Science & Engineering	560	43
American Superconductor • ▼	2,647	101
American Woodmark ▼	760	15
Ameron International	538	37
Ampco-Pittsburgh	485	12
Amrep •	117	2
APAC Customer Services • ▼	1,550	8
Apogee Enterprises	1,682	23

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Applied Industrial Technology ▼	2,577	$56
Applied Signal Technology	793	14
Argan • ▼	451	6
Argon ST •	789	20
Arkansas Best ▼	1,543	35
Ascent Solar Technologies • ▼	1,140	5
Astec Industries •	1,104	27
Astronics • ▼	564	5
ATC Technology •	1,189	26
Atlas Air Worldwide Holdings •	1,263	46
Avis Budget Group • ▼	6,207	67
AZZ	741	22
Badger Meter ▼	904	34
Baldor Electric ▼	2,840	70
Barnes Group	2,782	45
Barrett Business Services	467	6
Beacon Roofing Supply •	2,749	46
Belden	2,840	65
Blount International •	2,338	26
BlueLinx Holdings • ▼	708	2
Bowne & Company	2,334	15
Brady, Class A	2,921	83
Briggs & Stratton ▼	3,038	50
Broadwind Energy •	1,914	11
Builders FirstSource • ▼	2,566	9
CAI International •	593	5
Cascade	547	16
CBIZ •	2,501	18
CDI ▼	722	9
Celadon Group •	1,347	13
Cenveo •	3,266	24
Ceradyne •	1,532	30
Chart Industries •	1,732	28
Chase	371	5
China BAK Battery • ▼	3,097	7
China Fire & Security Group • ▼	855	9
CIRCOR International	1,035	29
CLARCOR ▼	3,105	101
Clean Harbors • ▼	1,307	75
Colfax •	1,440	16
Columbus McKinnon •	1,161	16
Comfort Systems USA	2,319	27
COMSYS IT Partners •	932	12
Consolidated Graphics •	580	20
Cornell •	673	14
Corporate Executive Board	2,079	48
CoStar Group • ▼	1,135	46
Courier	621	9
CRA International •	658	17
Cubic	953	37
Curtiss-Wright	2,758	84
Deluxe	2,996	56
Diamond Management & Technology Consultation	1,454	11
DigitalGlobe •	898	21

Dollar Thrifty Automotive •	1,724	42
Ducommun	619	11
DXP Enterprises •	650	9
Dycom Industries •	2,347	19
Dynamex •	632	10
Dynamic Materials	783	13
DynCorp International •	1,586	19
Eagle Bulk Shipping ▼	3,779	19
Eastern	363	4
EMCOR Group •	3,947	95
Encore Wire ▼	1,198	24
Ener1 • ▼	2,914	12
Energy Conversion Devices • ▼	2,789	25
Energy Recovery • ▼	2,046	12
EnergySolutions	4,605	38
EnerNOC • ▼	855	27
EnerSys •	2,461	48

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Ennis	1,649	$25
EnPro Industries •	1,240	30
ESCO Technologies	1,598	52
Esterline Technologies •	1,810	68
Evergreen Solar • ▼	11,453	16
Exponent •	760	20
Federal Signal	2,969	19
Flanders •	871	3
Flow International •	2,777	9
Force Protection •	4,329	22
Forward Air ▼	1,752	41
Franklin Covey •	777	4
Franklin Electric ▼	1,406	37
FreightCar America	728	14
FuelCell Energy • ▼	4,452	13
Fuel-Tech •	1,106	8
Furmanite •	2,118	7
Fushi Copperweld •	964	9
G&K Services, Class A	1,085	27
Genco Shipping & Trading ▼	1,571	30
GenCorp • ▼	3,216	18
Genesee & Wyoming, Class A •	2,265	67
Geo Group •	3,117	58
GeoEye •	1,132	29
Gibraltar Industries •	1,517	21
Gorman-Rupp ▼	841	20
GP Strategies •	962	7
GrafTech International •	7,333	92
Graham	871	14
Granite Construction ▼	2,089	65
Great Lakes Dredge & Dock	2,316	14
Greenbrier Companies	1,363	11
Griffon •	2,630	31
GT Solar International • ▼	1,920	11
H & E Equipment Services •	1,665	18
Harbin Electric • ▼	917	16
Hawaiian Holdings •	3,147	19
Healthcare Services Group	2,517	52
Heartland Express	3,006	42
HEICO ▼	1,408	60
Heidrick & Struggles International	1,035	26
Heritage Crystal Clean •	156	2
Herley Industries •	826	10
Herman Miller ▼	3,263	55
Hexcel •	5,887	65
Hill International •	1,516	9
HNI	2,737	68
Horizon Lines, Class A	1,806	9
Houston Wire & Cable ▼	1,077	13
Hub Group •	2,265	55
Hurco •	361	6
Huron Consulting Group • ▼	1,313	31
ICF International •	538	13

ICT Group • ▼	489	8
II-VI •	1,517	41
InnerWorkings • ▼	1,714	10
Insituform Technologies, Class A •	2,275	47
Insteel Industries ▼	1,068	11
Integrated Electrical Services •	430	2
Interface, Class A	3,099	25
Interline Brands •	1,979	33
International Shipholding	327	9
JetBlue Airways • ▼	15,448	76
John Bean Technologies	1,680	28
Kadant •	780	12
Kaman	1,563	39
Kaydon	1,992	65
Kelly Services, Class A •	1,526	20
Kforce •	1,730	23
Kimball International	1,856	15
Knight Transportation ▼	3,302	60

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Knoll ▼	2,837	$32
Korn Ferry International •	2,699	40
K-Tron International •	151	22
LaBarge •	769	8
Ladish •	924	14
Lawson Products	212	3
Layne Christensen •	1,186	30
LB Foster •	628	17
Lindsay Manufacturing ▼	751	30
LMI Aerospace •	508	6
LSI Industries ▼	1,050	6
M & F Worldwide •	711	26
Marten Transport •	1,002	18
MasTec • ▼	3,177	39
McGrath Rentcorp	1,446	30
Met Pro	816	8
Metalico • ▼	1,999	10
Michael Baker •	479	19
Microvision • ▼	5,367	10
Middleby • ▼	1,053	47
Miller Industries •	984	11
Mine Safety Appliances	1,803	43
Mistras Group •	540	8
Mobile Mini • ▼	2,162	30
Moog, Class A •	2,763	83
Mueller Industries	2,157	53
Mueller Water Products, Class A	9,379	42
Multi Color	606	7
Myr Group •	1,051	17
NACCO Industries, Class A	345	19
Navigant Consulting •	3,043	41
NCI Building Systems •	5,436	11
Nordson	2,048	116
North American Galvanizing & Coating •	774	4
Northwest Pipe • ▼	563	13
Odyssey Marine Exploration • ▼	3,550	5
Old Dominion Freight Line •	1,696	47
Omega Flex	170	2
On Assignment •	2,076	14
Orbital Sciences •	3,403	54
Orion Energy Systems • ▼	1,064	5
Orion Marine Group •	1,618	31
Otter Tail	2,162	47
Pacer International •	1,963	6
Patriot Transportation Holdings • ▼	88	8
Perma-Fix Environmental Services •	3,294	6
Pike Electric •	918	8
PMFG • ▼	797	12
Polypore International •	1,381	19
Portec Rail Products	406	4
Powell Industries • ▼	474	14

Powersecure International •	1,047	7
Preformed Line Products	147	5
Primoris Services ▼	498	4
Quanex Building Products ▼	2,174	35
RailAmerica •	854	11
Raven Industries	937	27
RBC Bearings •	1,324	31
Regal-Beloit	2,184	104
Republic Airways Holdings •	2,101	10
Resources Connection • ▼	2,737	49
Robbins & Myers	1,643	36
Rollins	2,674	53
RSC Holdings • ▼	2,990	21
Rush Enterprises •	1,953	22
Saia •	824	10
Satcon Technology • ▼	4,284	10
Sauer-Danfoss •	658	7
Schawk	909	12
School Specialty •	1,092	24
Seaboard	18	22

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Simpson Manufacturing ▼	2,324	$57
SkyWest	3,393	50
Smartheat •	547	6
Spherion •	3,096	17
Standard Parking •	454	7
Standard Register	918	5
Standex International	726	17
Stanley •	700	18
Steelcase, Class A	4,354	31
Sterling Construction •	805	15
Sun Hydraulics ▼	756	17
Sykes Enterprises •	2,112	51
TAL International Group ▼	923	13
TASER International •	3,668	21
Team •	1,148	20
Tecumseh Products, Class A •	1,126	12
Teledyne Technologies •	2,198	82
Tennant	1,136	27
Tetra Tech •	3,673	83
Textainer Group Holdings ▼	520	9
Titan International ▼	2,146	17
Titan Machinery • ▼	1,057	12
Todd Shipyards ▼	351	5
Towers Watson, Class A ▼	2,600	113
Tredegar	1,802	29
Trex • ▼	940	14
Trimas •	819	5
Triumph Group	1,016	52
TrueBlue •	2,577	37
Tutor Perini •	1,779	34
Twin Disc	485	5
UAL •	10,072	123
Ultralife Batteries •	681	3
Ultrapetrol Bahamas • ▼	1,411	7
United Capital •	101	2
United Rentals •	3,666	29
United Stationers • ▼	1,445	79
Universal Forest Products	1,169	40
Universal Truckload Services	334	6
US Airways Group • ▼	9,719	52
USA Truck •	474	6
Valence Technology • ▼	3,116	3
Viad	1,214	24
Vicor •	1,136	10
Volt Information Sciences • ▼	843	8
VSE	217	11
Waste Services • ▼	1,078	10
Watsco	1,622	78
Watts Water Technologies, Class A ▼	1,784	52
Werner Enterprises ▼	2,483	49
Willis Lease Finance •	288	5
Woodward Governor ▼	3,677	93
YRC Worldwide • ▼	5,854	5

		8,360

Information Technology - 16.4%
3Com •	23,626	176
3PAR • ▼	1,675	16
ACI Worldwide •	2,137	34
Acme Packet •	2,370	25
Actel •	1,481	16
ActivIdentity •	2,794	6
Actuate •	2,949	15
Acxiom •	4,140	64
Adaptec •	7,428	23
ADC Telecommunications • ▼	5,892	31
ADTRAN ▼	3,268	69
Advanced Analogic Technologies •	2,475	8
Advanced Energy Industries •	2,012	26
Advent Software • ▼	963	36
Agilysys •	1,320	11

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Airvana • ▼	1,529	$12
American Software, Class A	1,221	7
Amkor Technology • ▼	6,663	38
ANADIGICS • ▼	3,667	13
Anaren •	948	12
Anixter International •	1,815	76
Applied Micro Circuits •	4,019	29
Archipelago Learning •	330	6
Arcsight • ▼	1,123	27
Ariba • ▼	5,329	67
Arris Group •	7,555	76
Art Technology Group •	7,491	34
Aruba Networks • ▼	3,591	37
AsiaInfo Holdings •	1,763	42
Atheros Communications • ▼	3,912	125
ATMI •	1,880	32
Aviat Networks •	3,598	26
Avid Technology •	1,754	22
Bel Fuse	690	13
Benchmark Electronics •	3,924	72
Bigband Networks •	2,165	7
Black Box	1,069	29
Blackbaud	2,601	58
Blackboard • ▼	1,931	76
Blue Coat Systems •	2,409	59
Bottomline Technologies •	1,529	26
Brightpoint •	3,053	18
Brooks Automation •	3,922	33
Cabot Microelectronics •	1,365	48
CACI International, Class A •	1,765	85
Callidus Software •	1,633	5
Cass Information Systems ▼	502	15
Cavium Networks •	2,211	48
Ceva •	1,180	14
Checkpoint Systems •	2,307	37
China Information Security Technology •	1,646	8
China Security & Surveillance Technology • ▼	2,677	19
China TransInfo Technology •	528	3
Chordiant Software • ▼	1,758	7
CIBER •	4,191	14
Cirrus Logic •	3,979	27
Cogent •	2,602	27
Cognex	2,364	39
Cogo Group •	1,539	10
Coherent •	1,374	41
Cohu	1,342	17
Communications Systems	382	5
CommVault Systems •	2,487	53
Compellent Technologies • ▼	1,026	20

Computer Task Group •	912	6
comScore •	1,315	18
Comtech Telecommunications •	1,716	61
Comverge •	1,270	12
Concur Technologies • ▼	2,526	100
Constant Contact • ▼	1,462	26
CPI International •	532	6
Cray •	2,085	10
CSG Systems International •	2,143	42
CTS	2,059	16
CyberSource •	4,214	76
Cymer •	1,765	55
Daktronics	1,908	15
DDi •	874	4
DealerTrack Holdings • ▼	2,386	43
Deltek • ▼	1,117	8
DemandTec • ▼	1,200	7
DG Fastchannel •	1,264	34
Dice Holdings • ▼	873	5
Digi International •	1,500	14
Digital River • ▼	2,328	59
Diodes • ▼	1,945	32

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Divx •	1,978	$11
Double-Take Software •	1,005	10
DSP Group •	1,288	9
DTS •	1,036	29
Dynamics Research •	526	6
EarthLink ▼	6,430	52
Ebix • ▼	1,125	16
Echelon • ▼	1,979	17
Electro Rent	1,187	14
Electro Scientific Industries •	1,628	18
Electronics For Imaging •	3,022	35
eLoyalty •	399	2
Emcore • ▼	4,591	4
EMS Technologies •	948	12
Emulex • ▼	5,058	57
Entegris •	7,932	29
Entropic Communications • ▼	3,219	11
Epicor Software • ▼	3,686	28
EPIQ Systems •	1,956	23
ePlus •	224	4
Euronet Worldwide • ▼	2,966	61
Exar •	2,107	15
Exlservice Holdings •	911	17
Extreme Networks • ▼	5,416	13
Fair Isaac	2,979	65
FalconStor Software • ▼	2,102	7
FARO Technologies •	970	18
FEI •	2,280	47
FormFactor • ▼	3,005	47
Forrester Research •	959	26
Fortinet • ▼	225	4
Gartner, Class A •	3,612	77
Global Cash Access Holdings •	2,463	20
Globecomm Systems •	1,181	9
GSE Systems •	1,153	6
GSI Commerce • ▼	1,691	39
GSI Technology •	1,124	5
Hackett Group •	2,232	5
Harmonic •	5,834	35
Heartland Payment Systems	2,285	33
Hittite Microwave •	1,306	49
Hughes Communications •	543	14
ICx Technologies • ▼	743	5
iGATE	1,395	14
Imation •	1,669	15
Imergent ▼	477	3
Immersion •	1,723	8
Infinera • ▼	5,397	37

Infogroup •	1,938	15
Informatica •	5,314	126
Information Services Group •	1,448	5
Infospace •	1,925	18
Innodata Isogen • ▼	1,307	7
Insight Enterprises •	2,795	32
Integral Systems •	987	7
Interactive Intelligence •	784	14
Interdigital •	2,637	65
Intermec • ▼	3,782	50
Internap Network Services • ▼	3,097	14
Internet Brands •	1,672	13
Internet Capital Group •	2,167	14
Intevac •	1,269	18
iPass	3,071	3
IPG Photonics •	1,409	20
Isilon Systems • ▼	1,575	10
Ixia •	2,304	17
IXYS •	1,367	10
J2 Global Communications • ▼	2,721	56
Jack Henry & Associates	5,073	111
JDA Software • ▼	1,845	48
Kenexa •	1,369	14

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Keynote Systems	750	$7
Kopin •	4,011	17
Kulicke & Soffa •	4,167	19
KVH Industries •	852	11
L-1 Identity Solutions • ▼	4,562	34
Lattice Semiconductor •	6,542	17
Lawson Software •	8,385	51
Limelight Networks •	2,004	7
Lionbridge Technologies •	3,500	8
Liquidity Services •	916	10
Littelfuse •	1,324	40
Liveperson • ▼	2,517	16
LogMeIn •	452	8
LoopNet •	1,216	11
Loral Space & Communications •	678	19
Manhattan Associates •	1,444	30
ManTech International •	1,335	64
Marchex	1,536	8
MAXIMUS ▼	1,026	49
Maxwell Technologies • ▼	1,368	20
Measurement Specialties •	859	10
MEMSIC •	946	3
Mentor Graphics •	5,740	46
MercadoLibre •	1,576	60
Mercury Computer Systems •	1,332	16
Methode Electronics, Class A	2,226	24
Micrel	2,775	21
Microsemi •	4,954	74
MicroStrategy •	552	52
Microtune •	3,089	7
MIPS Technologies, Class A •	2,744	11
MKS Instruments •	3,006	50
ModusLink Global Solutions •	2,814	29
MoneyGram International • ▼	5,033	15
Monolithic Power Systems •	2,066	43
Monotype Imaging Holdings •	1,322	12
Move •	9,405	16
MTS Systems	1,020	26
Multi-Fineline Electronix •	600	14
NCI •	397	12
Ness Technologies •	2,361	13
Net 1 UEPS Technologies •	1,880	34
Netezza • ▼	2,876	26
NETGEAR •	2,056	42
Netlogic Microsystems • ▼	1,245	51
NetScout Systems •	1,714	24
NetSuite • ▼	1,018	16

Network Equipment Technologies • ▼	1,779	8
Newport •	2,109	18
NIC ▼	3,074	26
Novatel Wireless • ▼	1,844	14
NVE •	272	11
OmniVision Technologies •	3,081	40
Online Resources •	1,689	8
Opentable • ▼	184	5
Openwave Systems • ▼	5,081	11
Oplink Communications •	1,249	19
OPNET Technologies	715	8
Opnext •	1,511	3
OSI Systems •	966	26
Palm • ▼	10,083	105
PAR Technology •	495	3
Parametric Technology •	7,066	117
Park Electrochemical	1,183	31
ParkerVision •	1,791	3
PC Connection •	476	3
PC Mall •	600	3
PC-Tel •	1,161	7
Pegasystems	915	30
Perficient •	1,791	17
Pericom Semiconductor •	1,543	14

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Pervasive Software •	936	$5
Phoenix Technologies •	2,136	7
Photronics • ▼	3,196	12
Plantronics	2,981	79
Plexus •	2,406	82
PLX Technology • ▼	1,896	8
Polycom •	5,092	114
Power Integrations	1,439	45
Power-One •	4,339	14
Powerwave Technologies •	8,048	11
Progress Software •	2,415	68
PROS Holdings •	1,163	9
QAD	871	5
Quantum •	12,818	33
Quest Software •	3,728	64
Rackspace Hosting • ▼	4,050	74
Radiant Systems •	1,673	19
RadiSys •	1,423	11
RAE Systems • ▼	2,475	2
RealNetworks •	4,948	21
Renaissance Learning ▼	562	8
RF Micro Devices • ▼	16,210	62
RightNow Technologies •	1,569	25
Rimage •	525	8
Riverbed Technology •	3,338	75
Rofin-Sinar Technologies •	1,726	38
Rogers •	988	24
Rosetta Stone • ▼	381	7
Rubicon Technology • ▼	771	12
Rudolph Technologies •	1,792	11
S1 •	3,222	19
Saba Software • ▼	1,500	7
Sapient •	5,144	40
SAVVIS •	2,186	34
ScanSource • ▼	1,617	46
SeaChange International •	1,795	12
Semtech •	3,617	54
ShoreTel •	2,696	14
Sigma Designs • ▼	1,622	18
Silicon Graphics International •	1,822	15
Silicon Image •	4,560	11
Silicon Storage Technology •	4,693	13
Skyworks Solutions • ▼	10,211	130
Smart Modular Technologies •	2,704	16
Smith Micro Software •	1,890	15
Solarwinds • ▼	739	14
Solera Holdings ▼	4,240	140

SonicWALL •	2,981	23
Sonus Networks • ▼	12,577	27
Sourcefire •	1,350	28
Spectrum Control •	766	8
SRA International, Class A •	2,492	43
SRS Labs •	707	5
Stamps.com •	768	7
Standard Microsystems •	1,286	26
StarTek •	726	5
STEC • ▼	1,585	22
Stratasys • ▼	1,156	27
SuccessFactors • ▼	2,818	46
Super Micro Computer •	1,329	16
Supertex •	626	15
Support.com •	5,337	13
Switch & Data Facilities •	1,194	22
Sycamore Networks	1,173	23
Symmetricom •	2,939	15
Symyx Technologies •	2,079	10
Synaptics • ▼	2,092	53
Synchronoss Technologies •	1,239	21
SYNNEX •	1,174	31
Syntel	785	26
Take-Two Interactive Software • ▼	4,898	45

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Taleo, Class A •	2,383	$48
Technitrol ▼	2,499	11
Techtarget • ▼	755	4
Techwell •	900	10
Tekelec •	4,059	61
Telecommunication Systems • ▼	2,332	20
Teletech Holdings •	1,961	37
Terremark Worldwide •	3,543	29
Tessera Technologies •	2,966	51
The Knot •	1,730	16
THQ •	4,119	21
TIBCO Software •	10,522	94
Tier Technologies •	1,069	8
TiVo •	6,372	57
TNS •	1,498	34
Travelzoo •	338	4
Trident Microsystems •	3,838	7
TriQuint Semiconductor •	8,986	54
TTM Technologies •	2,630	27
Tyler Technologies •	1,887	35
Ultimate Software Group •	1,430	43
Ultratech •	1,439	20
Unica •	770	6
Unisys •	2,578	75
United Online ▼	5,098	32
Universal Display • ▼	1,781	20
UTStarcom •	6,904	15
ValueClick •	5,304	49
VASCO Data Security International • ▼	1,600	13
Veeco Instruments • ▼	2,333	74
VeriFone Holdings • ▼	4,400	78
ViaSat •	1,583	43
Virage Logic •	987	6
Virtusa •	805	7
Vocus •	1,011	16
Volterra Semiconductor • ▼	1,375	27
Web.com Group •	1,499	8
Websense •	2,700	50
White Electric Designs •	699	4
Wright Express •	2,340	69
X-Rite •	1,581	4
Zix • ▼	3,862	7
Zoran •	3,012	33
Zygo •	901	10

		9,755

Materials - 4.2%
A. Schulman	1,529	34
A.M. Castle & Company	924	9
AEP Industries •	318	11
Allied Nevada Gold •	3,328	42
AMCOL International	1,593	40
American Vanguard	1,189	9
Ampal-American Israel, Class A •	1,101	3
Arch Chemicals	1,528	43
Balchem	1,581	31
Boise • ▼	2,288	12
Brush Engineered Metals •	1,186	21
Buckeye Technologies •	2,744	31
BWAY Holding Company •	439	7
Calgon Carbon • ▼	3,337	45
Century Aluminum •	3,428	39
China Green Agriculture • ▼	608	9
China Precision Steel • ▼	1,888	4
Clearwater Paper •	715	35
Coeur d’Alene Mines • ▼	4,540	64
Deltic Timber	647	29
Domtar •	2,533	123
Ferro	5,210	40
General Moly •	3,885	9
General Steel Holdings • ▼	1,245	5

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Glatfelter	3,003	$41
Graphic Packaging Holding •	8,706	29
H.B. Fuller ▼	2,988	60
Hawkins ▼	531	11
Haynes International	697	20
Headwaters •	3,088	17
Hecla Mining • ▼	14,266	65
Horsehead Holding •	2,614	26
ICO	1,502	12
Innophos Holdings	1,051	21
Innospec	1,370	13
Kaiser Aluminum	923	32
Kapstone Paper & Packaging •	1,706	16
Koppers Holdings	1,212	34
Landec •	1,601	10
Louisiana Pacific • ▼	7,658	54
LSB Industries •	1,018	13
Minerals Technologies	1,143	55
Myers Industries	1,920	18
Neenah Paper	859	12
NewMarket Group ▼	688	62
NL Industries	381	3
Olin	4,751	78
Olympic Steel	552	15
OM Group • ▼	1,863	61
Omnova Solutions • ▼	2,674	15
Paramount Gold & Silver • ▼	3,872	6
PolyOne •	5,424	40
Quaker Chemical	630	11
Rock-Tenn, Class A	2,338	100
Rockwood Holdings •	3,005	66
RTI International Metals • ▼	1,831	45
Schweitzer-Mauduit International	965	73
Sensient Technologies	2,972	77
ShengdaTech •	1,660	9
Silgan Holdings	1,477	77
Solutia •	7,259	100
Spartech	1,777	18
Stepan ▼	447	26
Stillwater Mining • ▼	2,316	23
STR Holdings • ▼	744	12
Sutor Technology Group •	413	1
Texas Industries	1,440	49
United States Lime & Minerals •	98	4
Universal Stainless & Alloy •	370	7
US Concrete •	2,226	2
US Gold •	4,864	11
W.R. Grace & Company • ▼	4,400	105
Wausau-Mosinee Paper •	2,580	23
Westlake Chemical	1,082	22
Worthington Industries	3,740	54
Zep ▼	1,288	29
Zoltek Companies • ▼	1,693	14

		2,492

Telecommunication Services - 0.9%
Abovenet •	754	44
Alaska Communications Systems Group	2,694	22
Atlantic Tele-Network	513	25
Cbeyond • ▼	1,404	17
Cincinnati Bell •	13,276	39
Cogent Communications Group •	2,684	29
Consolidated Communications Holdings	1,348	23
General Communication, Class A •	2,979	18
Global Crossing • ▼	1,658	23
HickoryTech	796	7
inContact •	1,650	5
Iowa Telecommunication Services	1,861	30
Neutral Tandem • ▼	2,002	31
NTELOS Holdings	1,751	28
Paetec Holding •	7,186	23

Small Cap Index Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Premiere Global Services •	3,701	$30
Shenandoah Telecommunications	1,318	23
SureWest Communications •	870	8
Syniverse Holdings •	4,175	70
USA Mobility	1,118	12

		507

Utilities - 2.9%
Allete	1,789	56
American States Water	1,169	39
Artesian Resources ▼	379	7
Avista	3,332	68
Black Hills ▼	2,234	58
Cadiz • ▼	700	8
California Water Service Group	1,199	44
Central Vermont Public Service	674	13
CH Energy Group	963	38
Chesapeake Utilities	568	17
Cleco ▼	3,684	96
Connecticut Water Service	490	11
Consolidated Water ▼	845	11
El Paso Electric •	2,739	53
Empire District Electric ▼	2,083	38
IDACORP ▼	2,875	90
Laclede Group	1,384	45
MGE Energy	1,408	47
Middlesex Water Company	720	12
New Jersey Resources	2,569	94
Nicor	2,548	103
Northwest Natural Gas	1,615	70
NorthWestern	2,088	51
Pennichuck	259	5
Piedmont Natural Gas ▼	4,265	110
PNM Resources	5,282	61
Portland General Electric	4,583	89
SJW	937	21
South Jersey Industries ▼	1,804	69
Southwest Gas	2,726	75
Southwest Water ▼	1,499	9
UIL Holdings	1,718	47
UniSource Energy Holding	2,171	67
Unitil	641	14
US Geothermal • ▼	3,634	4
WGL Holdings	3,057	97
York Water ▼	695	9

		1,746

Total Common Stocks (Cost $51,256)		54,585

Warrants • - 0.0%
Greenhunter Energy ▼ ¥ ⊡	30	—
Krispy Kreme Doughnuts	210	—
Lantronix ¥ ⊡	39	—

Total Warrants (Cost $0)		—

Rights • - 0.0%
Flagstar Bancorp ¥ ⊡	7,058	—
PremierWest Bancorp ▼ ⊡	1,321	—
Ruth’s Hospitality Group	1,134	—

Total Rights (Cost $1)		—

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Small Cap Index Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Closed-End Fund - 0.0%
Kayne Anderson Energy ▼ (Cost $14)	585	$8

Short-Term Investments - 8.9%
Money Market Fund - 7.3%
First American Prime Obligations Fund, Class Z
0.057% Å Ω	4,358,788	4,359

	PAR
U.S. Treasury Obligation - 1.6%
U.S. Treasury Bill
0.080%, 05/20/2010 □	$920	920

Total Short-Term Investments (Cost $5,279)		5,279

	SHARES
Investment Purchased with Proceeds from Securities Lending - 33.0%
Mount Vernon Securities Lending Prime Portfolio
0.212% Ω †
(Cost $19,683)	19,683,327	19,683

Total Investments ▲ - 133.4% (Cost $76,414)		79,555

Other Assets and Liabilities, Net - (33.4)%		(19,901)

Total Net Assets - 100.0%		$59,654

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value. As of January 31, 2010, the fund held internally fair valued securities as disclosed in footnote ⊡.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $18,087 as of January 31, 2010.

¥	Security considered illiquid. As of January 31, 2010, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis

Flagstar Bancorp, Rights	7,058	10/01-5/09	$—
Greenhunter Energy, Warrants	30	6/08	—
Indevus Pharmaceuticals, Escrow Shares	4,270	3/09	—
Lantronix, Warrants	39	5/08	—

⊡	Security is internally fair valued. As of January 31, 2010, the fair value of these investments was $0 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

Small Cap Index Fund (Continued)

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $76,414. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$14,327
Gross unrealized depreciation	(11,186)

Net unrealized appreciation	$3,141

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Depreciation

Russell 2000 Mini Index Futures	March 2010	83	$4,988	$(174)

As of January 31, 2010, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:
Liability Derivatives

Equity Contracts	$174

Balance as of January 31, 2010	$174

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of January 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$54,585	$—	$—	$54,585
Closed-End Fund	8	—	—	8
Warrants	—	—	—	—
Rights	—	—	—	—
Short-Term Investments	24,042	920	—	24,962

Total Investments in Securities	$78,635	$920	$—	$79,555

As of January 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Futures	$(174)	$—	$—	$(174)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments January 31, 2010, (unaudited), all dollars rounded to thousands (000)
Quantitative Large Cap Core Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 94.9%

Consumer Discretionary - 6.7%
Amazon.com •	3,083	$387
Carnival •	7,690	256
Comcast, Class A	13,924	220
D.R. Horton	26,428	312
Federal-Mogul •	5,497	90
Ford Motor • ▼	44,277	480
Fortune Brands	2,061	86
H&R Block	4,830	104
Home Depot	20,250	567
Lennar	22,360	343
Liberty Global, Series A • ▼	4,554	116
Liberty Media Capital, Series A •	21,989	569
Liberty Media-Starz, Series A •	510	24
Lowe’s	10,162	220
M.D.C. Holdings	34,096	1,146
McDonald’s	17,322	1,081
News, Class A	52,918	667
Penske Automotive Group • ▼	2,823	40
Regal Entertainment Group, Class A	37,764	558
Staples	5,086	119
Time Warner	67,053	1,841
Viacom, Class B • ▼	8,292	242
Walt Disney ▼	7,044	208
Weight Watchers International	5,343	154

		9,830

Consumer Staples - 7.6%
Altria Group	42,040	835
Archer-Daniels-Midland	1,681	50
Avon Products	2,055	62
Brown-Forman, Class B	1,703	87
Coca-Cola	26,377	1,431
Colgate-Palmolive	3,727	298
Constellation Brands, Class A •	19,264	310
CVS Caremark	13,043	422
Kimberly-Clark	8,069	479
Kraft Foods, Class A ▼	16,613	460
Kroger	14,384	308
Molson Coors Brewing, Class B	8,035	338
PepsiCo ▼	13,687	816
Procter & Gamble	40,181	2,473
Safeway	5,416	122
Sara Lee	8,350	101
SUPERVALU ▼	23,100	340
Sysco	3,431	96
Tyson Foods, Class A	15,701	217
Walgreen	12,959	467
Wal-Mart Stores ▼	26,010	1,390

		11,102

Energy - 10.2%
Alpha Natural Resources • ▼	2,690	109
Apache	8,587	848
BJ Services	2,266	47
Chevron	35,094	2,531
ConocoPhillips	23,583	1,132
Devon Energy	16,670	1,115
El Paso	60,842	618
Exxon Mobil ▼	73,516	4,737
Frontline ▼	21,640	651
Halliburton	16,134	471
Hess	54	3
Marathon Oil	4,825	144

Quantitative Large Cap Core Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Occidental Petroleum	5,726	$449
Overseas Shipholding Group ▼	12,350	551
Peabody Energy	1,066	45
Schlumberger	10,417	661
Teekay	27,739	692
Tidewater ▼	2,573	120

		14,924

Financials - 13.3%
Allstate	6,744	202
American Express	18,288	689
Annaly Capital Management - REIT ▼	17,835	310
AON ▼	2,879	112
Apartment Investment & Management - REIT	26,709	410
Bank of America ▼	125,907	1,911
Bank of New York Mellon ▼	11,451	333
Camden Property Trust - REIT ▼	15,508	601
CapitalSource	63,116	302
Capitol Federal Financial ▼	14,629	477
Charles Schwab ▼	5,530	101
Chubb ▼	4,052	203
Cincinnati Financial ▼	15,963	421
Citigroup • ▼	379,966	1,262
Equity Residential Properties Trust - REIT ▼	12,279	394
Federated Investors, Class B ▼	5,627	143
Forest City Enterprises, Class A • ▼	10,515	119
Franklin Resources	4,779	473
Goldman Sachs Group ▼	8,771	1,304
HRPT Properties Trust - REIT	50,889	340
Interactive Brokers Group, Class A •	24,765	394
Invesco	5,036	97
JPMorgan Chase	54,749	2,132
KeyCorp ▼	66,454	477
Leucadia National • ▼	4,700	105
Marsh & McLennan	3,248	70
Marshall & Ilsley	120,268	831
Morgan Stanley	27,748	743
Old Republic International	71,508	757
OneBeacon Insurance Group, Class A	8,799	114
Prudential Financial	5,051	253
Rayonier - REIT	9,166	384
Regions Financial	55,148	350
State Street	7,104	305
Synovus Financial ▼	49,656	137
Travelers	9,931	503
Wells Fargo	53,947	1,534
White Mountains Insurance Group	404	130
Zions Bancorporation ▼	2,644	50

		19,473

Healthcare - 11.6%
Abbott Laboratories	23,052	1,220
Aetna	4,594	138
Amgen •	15,742	921
Baxter International	11,557	665
Becton, Dickinson & Company	7,033	530
Bristol-Myers Squibb	38,049	927
C.R. Bard	2,360	196
Cardinal Health	9,944	329
CareFusion •	151	4
Charles River Laboratories International • ▼	11,274	410
Eli Lilly	31,218	1,099
Genzyme •	4,897	266
Gilead Sciences •	8,083	390
Hospira •	48	2
Humana •	4,626	225
Johnson & Johnson	40,970	2,575
McKesson	3,240	191
Medtronic	17,467	749
Merck	49,172	1,877
Mettler-Toledo International •	2,357	230
Pfizer	159,964	2,985

Quantitative Large Cap Core Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Stryker	812	$42
Teleflex	2,364	135
Tenet Healthcare •	17,752	98
Thermo Fisher Scientific •	2,382	110
UnitedHealth Group	15,012	495
WellPoint •	2,365	151
Zimmer Holdings •	1,705	96

		17,056

Industrials - 7.7%
3M	13,421	1,080
Burlington Northern Santa Fe	1,142	114
Caterpillar	5,978	312
CSX	1,966	84
Danaher	10,682	762
Deere & Company	4,708	235
Dover	7,012	301
Eaton	5,875	360
Emerson Electric ▼	11,871	493
General Dynamics	1,544	103
General Electric	158,277	2,545
Honeywell International	11,062	427
Illinois Tool Works	9,622	419
ITT ▼	169	8
Lockheed Martin	874	65
Norfolk Southern	8,358	393
Northrop Grumman	16,550	937
Owens Corning •	360	9
Parker Hannifin	803	45
Pitney Bowes ▼	31,006	649
Roper Industries	1,059	53
Snap-On	503	21
Southwest Airlines	5,662	64
SPX	2,654	145
Union Pacific	5,313	321
United Parcel Service, Class B	10,951	633
United Technologies	7,165	484
Waste Management	7,822	251

		11,313

Information Technology - 23.6%
Agilent Technologies •	12,123	340
Akamai Technologies • ▼	52	1
Amdocs •	21,202	606
Amphenol, Class A	3,806	152
Analog Devices	24,151	651
Apple •	11,329	2,176
Applied Materials ▼	24,784	302
Atmel •	3,015	14
Automatic Data Processing	5,226	213
Avnet •	31,528	834
AVX	31,205	371
BMC Software •	18,718	723
CA	46,057	1,015
Cisco Systems •	78,733	1,769
Computer Sciences •	586	30
Compuware •	44,115	335
Corning ▼	29,308	530
Diebold ▼	5,826	155
EchoStar, Class A •	7,741	149
Electronic Arts •	17,990	293
EMC •	29,673	495
FLIR Systems •	6,136	181
Google, Class A • ▼	2,791	1,478
Harris	10,459	449
Hewlett-Packard	39,729	1,870
IAC/InterActive • ▼	70,471	1,415
IBM ▼	25,853	3,164
Intel ▼	102,177	1,982
Intersil, Class A	54,099	729
Intuit •	14,256	422
Lender Processing Services	5,884	228

Quantitative Large Cap Core Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Linear Technology ▼	18,802	$491
Maxim Integrated Products ▼	351	6
McAfee •	1,761	66
Microchip Technology ▼	5,063	131
Microsoft	159,692	4,500
Motorola •	73,430	451
National Instruments	15,163	446
Novell •	47,282	211
Oracle	65,996	1,522
QUALCOMM	29,672	1,163
Synopsys •	35,742	760
Texas Instruments ▼	29,261	658
Total System Services ▼	1,045	15
Trimble Navigation •	3,090	71
Xerox	23,732	207
Xilinx	12,210	288
Yahoo! • ▼	16,189	243
Zebra Technologies, Class A •	13,480	352

		34,653

Materials - 3.9%
Alcoa ▼	58,118	740
Ball	2,033	103
Cabot Microelectronics	1,143	29
Carpenter Technology	443	12
Celanese, Class A	6,108	178
Compass Minerals International ▼	1,674	105
Crown Holdings •	21,202	505
Cytec Industries	6,486	242
Dow Chemical	20,209	547
E.I. Du Pont de Nemours	9,679	316
FMC ▼	3,254	166
Monsanto	1,149	87
Nalco Holding	10,341	244
Newmont Mining	5,761	247
Nucor	4,901	200
Owens-Illinois •	19,355	527
PPG Industries	5,191	305
Praxair	495	37
Sealed Air	2,736	54
Valhi ▼	7,405	119
Weyerhaeuser	23,013	918

		5,681

Telecommunication Services - 3.7%
American Tower, Class A •	2,211	94
AT&T ▼	78,255	1,984
Frontier Communications ▼	112,450	856
Sprint Nextel •	147,608	484
Telephone & Data Systems	11,554	364
U.S. Cellular •	5,953	218
Verizon Communications ▼	47,436	1,396

		5,396

Utilities - 6.6%
AGL Resources ▼	4,738	167
Alliant Energy	4,967	155
Ameren	17,536	448
American Electric Power	13,528	469
American Water Works	67,032	1,461
Calpine • ▼	7,811	86
CMS Energy ▼	37,465	568
Consolidated Edison	5,084	222
Constellation Energy Group	11,095	358
Dominion Resources	3,229	121
DTE Energy ▼	3,161	133
Duke Energy ▼	15,660	259
Dynegy, Class A •	136,878	222
Edison International	7,963	265
Entergy	2,114	161
Exelon	4,711	215
FirstEnergy	13,735	599

Quantitative Large Cap Core Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

Mirant •	20,221	$285
NiSource	25,315	361
Pepco Holdings	22,671	372
PG&E	2,425	103
Pinnacle West Capital	7,330	263
PPL	10,930	322
Progress Energy	19,767	770
Public Service Enterprise Group	6,930	212
RRI Energy •	55,765	276
Sempra Energy	2,786	141
Southern	10,451	335
TECO Energy	19,029	296
Xcel Energy	1,148	24

		9,669

Total Common Stocks (Cost $134,956)		139,097

Short-Term Investments - 5.0%

	SHARES
Money Market Fund - 3.6%
First American Prime Obligations Fund, Class Z 0.057% Å Ω	5,346,821	5,347

	PAR
U.S. Treasury Obligation - 1.4%
U.S. Treasury Bill 0.080%, 05/20/2010 □	$2,000	1,999

Total Short-Term Investments (Cost $7,346)		7,346

	SHARES
Investment Purchased with Proceeds from Securities Lending - 22.2%
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $32,568)	32,567,565	32,568

Total Investments ▲ - 122.1% (Cost $174,870)		179,011

Other Assets and Liabilities, Net - (22.1)%		(32,486)

Total Net Assets - 100.0%		$146,525

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a value of $30,812 at January 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

Quantitative Large Cap Core Fund (Continued)

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $174,870. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,965
Gross unrealized depreciation	(6,824)

Net unrealized appreciation	$4,141

REIT – Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Depreciation

S&P 500 Futures	March 2010	27	$7,225	$(323)

As of January 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Liability Derivatives	Value
Equity Contracts	$323

Balance as of January 31, 2010	$323

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$139,097	$—	$—	$139,097
Short-Term Investments	37,915	1,999	—	39,914

Total Investments	$177,012	$1,999	$—	$179,011

As of January 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures	$(323)	$—	$—	$(323)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments January 31, 2010, (unaudited), all dollars rounded to thousands (000)
Quantitative Large Cap Growth Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 96.9%

Consumer Discretionary - 8.3%
Amazon.com •	1,533	$192
AutoNation • ▼	1,706	31
Bed Bath & Beyond •	1,181	46
Best Buy	432	16
Carnival •	403	13
D.R. Horton	3,809	45
Dollar Tree •	894	44
DreamWorks Animation, Class A •	777	30
Federal-Mogul •	3,263	53
Garmin ▼	1,666	54
H&R Block	3,019	65
Hillenbrand	735	13
Johnson Controls	224	6
Lennar ▼	4,639	71
Liberty Media Capital, Series A •	4,849	125
Liberty Media Interactive, Series A •	1,415	15
Liberty Media-Starz, Series A •	166	8
Lowe’s	1,840	40
M.D.C. Holdings	7,876	265
McDonald’s	5,875	367
Nike, Class B	1,267	81
Omnicom Group	2,405	85
Penske Automotive Group • ▼	1,756	25
RadioShack	35	1
Regal Entertainment Group, Class A	5,746	85
Signet Jewelers •	33	1
Staples	2,602	61
Starbucks • ▼	2,740	60
Target ▼	1,974	101
Tiffany & Company	260	10
Time Warner	7,491	206
Viacom, Class B • ▼	1,427	42
Weight Watchers International	1,437	41

		2,298

Consumer Staples - 12.0%
Alberto-Culver	1,417	40
Altria Group	9,389	187
Archer-Daniels-Midland	911	27
Avon Products	2,313	70
Brown-Forman, Class B	494	25
Campbell Soup	31	1
Coca-Cola	6,938	376
Colgate-Palmolive	2,180	175
Constellation Brands, Class A •	2,362	38
CVS Caremark	1,294	42
Estee Lauder, Class A	630	33
Kimberly-Clark	1,083	64
Kroger	4,497	96
Mead Johnson Nutrition, Class A	881	40
Molson Coors Brewing, Class B	766	32
NBTY •	507	23
PepsiCo ▼	6,373	380
Philip Morris International	5,958	271
Procter & Gamble	8,136	501
Rite Aid •	15,252	21
Safeway	103	2
SUPERVALU ▼	3,848	57
Sysco	2,964	83
Tyson Foods, Class A	2,113	29
Walgreen	4,800	173
Wal-Mart Stores ▼	10,299	550

		3,336

Energy - 3.1%

Quantitative Large Cap Growth Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE

Alpha Natural Resources • ▼	927	$38
CONSOL Energy	775	36
Denbury Resources • ▼	26	—
Diamond Offshore Drilling ▼	442	40
El Paso	5,028	51
Exxon Mobil	4,291	276
Frontline ▼	4,342	131
Overseas Shipholding Group	1,541	69
Peabody Energy	1,056	45
Seahawk Drilling •	655	14
Teekay	4,907	122
Tidewater ▼	973	46

		868

Financials - 4.6%
Annaly Capital Management - REIT ▼	2,404	42
Apartment Investment & Management - REIT, Class A	5,825	89
Camden Property Trust - REIT ▼	2,537	98
CapitalSource	6,003	29
Capitol Federal Financial ▼	2,106	69
Charles Schwab ▼	4,145	76
Cincinnati Financial ▼	1,659	44
Citigroup •▼	9,831	33
Federated Investors, Class B ▼	3,021	77
Forest City Enterprises, Class A • ▼	1,344	15
Franklin Resources	1,006	100
GLG Partners • ▼	5,412	16
Goldman Sachs Group ▼	171	25
HRPT Properties Trust - REIT	4,156	28
Interactive Brokers Group, Class A •	5,448	86
Lazard, Class A	994	38
Leucadia National • ▼	737	16
Marshall & Ilsley	10,803	75
Morgan Stanley	921	25
Old Republic International	11,024	117
OneBeacon Insurance Group, Class A	1,130	15
Prudential Financial	588	29
State Street	1,277	55
T. Rowe Price Group	935	46
Waddell & Reed Financial, Class A	842	26

		1,269

Healthcare - 15.2%
Abbott Laboratories	7,901	418
Aetna	686	21
Allergan	693	40
AmerisourceBergen	202	5
Amgen •	4,618	270
Baxter International	3,275	189
Beckman Coulter	552	36
Becton, Dickinson & Company	2,390	180
Biogen Idec •	995	53
Bio-Rad Laboratories, Class A •	217	20
Bristol-Myers Squibb	9,584	233
C.R. Bard	1,600	133
Cardinal Health	415	14
Celgene • ▼	1,730	98
Charles River Laboratories International • ▼	2,512	91
Coventry Health Care •	133	3
Eli Lilly	4,777	168
Genzyme •	1,775	96
Gilead Sciences •	3,785	183
Henry Schein • ▼	180	10
Hospira •	930	47
Humana •	731	36
Johnson & Johnson	9,719	611
McKesson	752	44
Medco Health Solutions •	1,542	95
Medtronic	5,964	256
Merck	8,527	326
Mettler-Toledo International •	1,153	112
Pfizer	6,281	117

Quantitative Large Cap Growth Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE

Pharmaceutical Product Development ▼	132	$3
St. Jude Medical •	698	26
Stryker ▼	2,059	107
Techne	912	60
Teleflex	430	25
Tenet Healthcare •	4,191	23
Thermo Fisher Scientific •	967	45
Zimmer Holdings •	360	20

		4,214

Industrials - 6.5%
3M	4,363	351
AMETEK	134	5
C.H. Robinson Worldwide	820	46
Carlisle Companies ▼	426	14
Caterpillar	1,084	57
Continental Airlines, Class B •	1,943	36
Copa Holdings, Class A	306	16
Danaher	1,671	119
Deere & Company	828	41
Delta Air Lines •	2,385	29
Dover	1,450	62
Eaton	30	2
Emerson Electric ▼	2,186	91
Gardner Denver	864	34
Harsco	1,159	35
Honeywell International	3,884	150
IDEX	205	6
Illinois Tool Works	455	20
ITT ▼	249	12
MSC Industrial Direct, Class A	85	4
Navistar International •	1,046	39
Northrop Grumman	982	56
Parker Hannifin	109	6
Pitney Bowes ▼	4,341	91
Roper Industries	826	41
Snap-On	299	12
Southwest Airlines	2,421	27
SPX	850	46
Union Pacific	1,557	94
United Parcel Service, Class B	831	48
United Technologies	2,587	175
Waste Management	1,110	36
WESCO International • ▼	10	—

		1,801

Information Technology - 37.9%
Adobe Systems •	3,073	99
Agilent Technologies •	1,539	43
Altera ▼	2,739	58
Amdocs •	5,081	145
Amphenol, Class A ▼	1,332	53
Analog Devices	3,546	96
ANSYS •	1,324	55
Apple •	3,636	699
Applied Materials ▼	5,393	66
Arrow Electronics •	1,483	39
Atmel •	9,551	44
Automatic Data Processing	3,705	151
Avnet •	7,651	202
AVX	5,426	65
BMC Software •	4,517	175
Broadcom, Class A •	1,176	31
CA	8,185	180
Cisco Systems •	26,127	587
Citrix Systems •	2,129	89
Computer Sciences •	1,445	74
Compuware •	9,008	68
Corning ▼	8,517	154
Dell •	6,276	81
Diebold ▼	1,179	31
Dolby Laboratories, Class A •	525	26

Quantitative Large Cap Growth Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE

DST Systems • ▼	349	$16
eBay •	882	20
EchoStar, Class A •	2,471	47
Electronic Arts •	3,262	53
EMC •	7,105	118
FLIR Systems •	1,885	56
Google, Class A • ▼	1,164	616
Harris	3,373	145
Hewlett-Packard	10,946	515
IAC/InterActive • ▼	12,454	250
IBM ▼	7,280	891
Ingram Micro, Class A •	1,385	23
Intel ▼	22,699	440
International Rectifier •	1,008	18
Intersil, Class A	9,766	132
Intuit •	4,612	137
Juniper Networks •	2,213	55
Lender Processing Services	3,532	137
Linear Technology	4,359	114
Marvell Technology Group •	870	15
McAfee •	1,975	75
MEMC Electronic Materials •	1,190	15
Microsoft	41,723	1,176
Motorola •	6,445	40
National Instruments	2,125	62
National Semiconductor	3,383	45
NCR •	859	10
NetApp •	379	11
Novell •	4,103	18
Oracle	21,969	507
QUALCOMM	8,539	335
Red Hat •	2,353	64
Rovi •	768	22
Seagate Technology	814	14
Silicon Laboratories •	710	30
Sybase • ▼	2,724	111
Synopsys •	6,273	133
Teradata •	13	—
Texas Instruments ▼	10,425	235
Total System Services ▼	2,461	35
Trimble Navigation •	1,232	28
Visa, Class A ▼	786	65
Waters • ▼	571	33
Western Union	2,246	42
Xilinx	4,318	102
Yahoo! • ▼	5,657	85
Zebra Technologies, Class A •	3,254	85

		10,487

Materials - 4.3%
Air Products and Chemicals	150	11
Alcoa ▼	5,922	75
Ball	825	42
Bemis	575	16
Celanese, Class A	769	22
Crown Holdings •	5,788	138
Cytec Industries	1,139	43
Ecolab	388	17
Monsanto	1,775	135
Mosaic ▼	512	27
Nalco Holding ▼	3,993	94
Newmont Mining	2,146	92
Nucor	926	38
Owens-Illinois •	3,580	97
PPG Industries	836	49
Praxair	1,092	82
Reliance Steel & Aluminum	283	12
Scotts Miracle-Gro, Class A ▼	62	2
Sigma-Aldrich ▼	58	3
Sonoco Products	392	11
Southern Copper	828	22
Valhi ▼	1,288	21

Quantitative Large Cap Growth Fund (Continued)

DESCRIPTION	SHARES	FAIR VALUE

Valspar	2,107	$56
Weyerhaeuser	2,400	96

		1,201

Telecommunication Services - 1.1%
American Tower, Class A • ▼	860	36
Frontier Communications ▼	16,639	127
NII Holdings •	529	17
Sprint Nextel •	13,324	44
Telephone & Data Systems	1,791	56
U.S. Cellular •	919	34

		314

Utilities - 3.9%
Allegheny Energy	1,305	27
Alliant Energy	2,240	70
Ameren	65	2
American Water Works	11,678	255
CMS Energy ▼	7,928	120
Constellation Energy Group	2,626	85
Dynegy, Class A •	17,542	28
FirstEnergy	1,168	51
Great Plains Energy	4,017	72
Mirant •	3,830	54
NSTAR	514	18
PPL	1,105	33
Progress Energy	426	17
RRI Energy •	13,222	65
SCANA	662	24
Sempra Energy	593	30
TECO Energy	2,372	37
Vectren	236	5
Westar Energy	1,386	29
Wisconsin Energy ▼	1,025	50

		1,072

Total Common Stocks (Cost $25,290)		26,860

Short-Term Investments - 2.9%
Money Market Fund - 2.4%
First American Prime Obligations Fund, Class Z 0.057% Å Ω	665,309	665

U.S. Treasury Obligation - 0.5%

	PAR
U.S. Treasury Bill 0.080%, 05/20/2010 □	$150	150

Total Short-Term Investments (Cost $815)		815

Investment Purchased with Proceeds from Securities Lending - 22.9%

	SHARES
Mount Vernon Securities Lending Prime Portfolio 0.212% Ω † (Cost $6,334)	6,333,665	6,334

Total Investments ▲ - 122.7% (Cost $32,439)		34,009

Other Assets and Liabilities, Net - (22.7)%		(6,294)

Total Net Assets - 100.0%		$27,715

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $6,036 at January 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is annualized effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $32,439. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,579
Gross unrealized depreciation	(1,009)

Net unrealized appreciation	$1,570

REIT – Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Depreciation

S&P 500 E-Mini Futures	March 2010	14	$749	$(30)
As of January 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Liability Derivatives	Value
Equity Contracts	$30

Balance as of January 31, 2010	$30

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$26,860	$—	$—	$26,860
Short-Term Investments	6,999	150	—	7,149

Total Investments	$33,859	$150	$—	$34,009

As of January 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures	$(30)	$—	$—	$(30)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments January 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Quantitative Large Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks - 96.6%

Consumer Discretionary - 8.0%
Carnival •	2,014	$67
Comcast, Class A	5,905	94
D.R. Horton	6,112	72
DISH Network, Class A •	500	9
Federal-Mogul •	2,468	40
Ford Motor • ▼	13,836	150
Fortune Brands	1,493	62
Garmin ▼	897	29
Home Depot	4,801	135
Johnson Controls	754	21
Lennar ▼	5,015	77
Liberty Global, Series A • ▼	3,404	86
Liberty Media Capital, Series A •	4,884	127
Liberty Media Interactive, Series A •	1,885	20
M.D.C. Holdings	5,602	188
Meredith ▼	1,463	45
News, Class A	14,471	183
Regal Entertainment Group, Class A	2,627	39
Time Warner	14,461	397
Viacom, Class B • ▼	734	21
Walt Disney ▼	7,046	208
Washington Post, Class B	5	2

		2,072

Consumer Staples - 1.8%
Constellation Brands, Class A •	3,492	56
CVS Caremark	605	19
Kimberly-Clark	482	29
Kraft Foods, Class A ▼	1,552	43
Mead Johnson Nutrition	150	7
Molson Coors Brewing, Class B	1,324	56
Procter & Gamble	2,901	178
Sara Lee	1,224	15
SUPERVALU ▼	2,060	30
Tyson Foods, Class A	2,371	33

		466

Energy - 16.6%
Anadarko Petroleum	1,646	105
Apache	1,755	173
Arch Coal	243	5
Baker Hughes ▼	347	16
BJ Services	1,489	31
Chesapeake Energy	2,674	66
Chevron	10,892	786
Cimarex Energy	153	8
ConocoPhillips	8,110	389
Devon Energy	5,539	371
El Paso	12,249	124
Exxon Mobil	17,237	1,111
Frontline ▼	3,752	113
Halliburton	4,081	119
Helix Energy Solutions Group •	20	—
Hess	514	30
Marathon Oil	6,927	206
Occidental Petroleum	1,991	156
Oceaneering International •	16	1
Overseas Shipholding Group ▼	2,081	93
Schlumberger	998	63
Superior Energy Services •	61	1
Teekay	4,580	114
Tidewater ▼	2,741	128
Unit • ▼	408	19
Valero Energy	885	16

Quantitative Large Cap Value Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

XTO Energy	1,438	$64

		4,308

Financials - 22.5%
Allstate	3,187	95
American Express	3,986	150
American Financial Group	529	13
American National Insurance	310	33
Ameriprise Financial	812	31
Annaly Capital Management - REIT ▼	11,862	206
Apartment Investment & Management - REIT, Class A	5,967	92
Associated Banc ▼	2,419	31
Bank of America ▼	41,586	631
Bank of New York Mellon ▼	5,312	155
BB&T ▼	1,916	53
Brandywine Realty Trust - REIT	2,241	25
Camden Property Trust - REIT ▼	3,478	135
Capital One Financial ▼	1,033	38
CapitalSource	19,063	91
Capitol Federal Financial ▼	1,915	63
Chimera Investment - REIT	11,599	46
Chubb	1,593	80
Cincinnati Financial ▼	2,062	54
Citigroup • ▼	97,688	324
Commerce Bancshares	60	2
Equity Residential Properties Trust - REIT ▼	3,015	97
Erie Indemnity, Class A	925	36
Everest Re Group	212	18
Federated Investors, Class B ▼	1,063	27
Fidelity National Financial, Class A	777	10
Fifth Third Bancorp	3,325	41
Forest City Enterprises, Class A • ▼	3,632	41
Franklin Resources	568	56
Genworth Financial, Class A •	1,238	17
Goldman Sachs Group ▼	2,317	345
Hartford Financial Services Group	102	2
Hospitality Properties Trust - REIT	1,016	23
HRPT Properties Trust - REIT	17,910	119
Interactive Brokers Group, Class A •	5,102	81
Invesco	2,359	46
JPMorgan Chase	16,535	644
KeyCorp ▼	12,602	91
Kimco Realty - REIT ▼	2,397	30
Leucadia National • ▼	1,069	24
Loew’s	1,569	56
Marsh & McLennan	1,553	34
Marshall & Ilsley	20,509	142
MBIA • ▼	60	—
MetLife	32	1
Morgan Stanley	4,583	123
New York Community Bancorp ▼	5,307	80
NYSE Euronext	930	22
Old Republic International	16,592	176
OneBeacon Insurance Group, Class A	1,928	25
PNC Financial Services Group ▼	1,070	59
ProLogis - REIT ▼	2,558	32
Prudential Financial	1,644	82
Regions Financial	13,616	86
SLM •	1,429	15
State Street	725	31
Synovus Financial ▼	27,461	76
Transatlantic Holdings	31	2
Travelers	2,283	116
Unitrin ▼	28	1
Wells Fargo	16,285	463
White Mountains Insurance Group	257	82
Zions Bancorporation ▼	1,907	36

		5,836

Healthcare - 8.4%
Aetna	1,269	38
Bristol-Myers Squibb	2,224	54
Cardinal Health	2,492	82

Quantitative Large Cap Value Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

CIGNA	606	$20
Coventry Health Care •	911	21
Eli Lilly	4,714	166
Forest Laboratories •	341	10
Health Net •	682	17
Johnson & Johnson	3,564	224
King Pharmaceuticals •	3,371	40
McKesson	355	21
Medtronic	428	18
Merck	9,560	365
Mettler-Toledo International •	345	34
Pfizer	45,887	856
Teleflex	369	21
Tenet Healthcare •	2,466	14
Thermo Fisher Scientific •	357	16
UnitedHealth Group	3,328	110
WellPoint •	715	46
Zimmer Holdings •	187	11

		2,184

Industrials - 8.2%
3M	1,019	82
Avery Dennison	820	27
Brinks	21	—
Burlington Northern Santa Fe	460	46
Carlisle Companies ▼	39	1
Caterpillar	1,633	85
Cintas	13	—
CSX	1,138	49
Danaher	273	19
Deere & Company	1,101	55
Dover	380	16
Eaton	1,005	62
Gardner Denver •	1,336	53
General Dynamics	979	65
General Electric	49,550	797
Harsco	1,577	47
Honeywell International	538	21
Illinois Tool Works	3,329	145
ITT ▼	35	2
Norfolk Southern	1,953	92
Northrop Grumman	2,547	144
Owens Corning •	1,473	38
Pitney Bowes ▼	6,255	131
R.R. Donnelley & Sons	1,493	30
Snap-On	78	3
SPX	994	54
Timken	977	22
Union Pacific	802	49

		2,135

Information Technology - 11.2%
Adobe Systems •	30	1
Agilent Technologies •	1,938	54
Amdocs •	6,814	195
Amphenol, Class A	574	23
Analog Devices	2,894	78
Applied Materials ▼	7,157	87
Arrow Electronics •	1,385	36
Atmel •	17,075	79
Autodesk •	119	3
Avnet •	5,558	147
AVX	7,027	84
BMC Software •	2,388	92
CA	6,425	142
Citrix Systems •	596	25
Computer Sciences •	369	19
Compuware •	9,275	70
Convergys •	749	8
Corning ▼	1,785	32
DST Systems • ▼	104	5
EchoStar, Class A •	2,470	48
Electronic Arts •	2,049	33

Quantitative Large Cap Value Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

EMC •	8,958	$149
FLIR Systems •	1,519	45
Harris	2,032	87
IAC/InterActive • ▼	10,484	211
Intel ▼	7,470	145
Intersil, Class A	6,783	91
Intuit •	1,467	44
Jabil Circuit	141	2
KLA-Tencor	543	15
Lender Processing Services	626	24
Linear Technology	4,139	108
Marvell Technology Group •	126	2
Maxim Integrated Products ▼	1,082	19
McAfee •	396	15
MEMC Electronic Materials •	1,923	24
Microsoft	1,643	46
Motorola •	18,105	111
National Instruments	2,221	65
National Semiconductor	1,804	24
Novell •	12,364	55
Red Hat •	103	3
Synopsys •	5,498	117
Tellabs •	3,950	26
Texas Instruments ▼	980	22
Trimble Navigation •	990	23
Xerox ▼	7,527	66
Xilinx	2,688	63
Zebra Technologies, Class A •	1,787	47

		2,910

Materials - 4.6%
Alcoa ▼	10,861	138
Ashland	575	23
Bemis	281	8
Cabot Microelectronics	1,217	31
Carpenter Technology	1,763	47
Celanese, Class A	705	21
Crown Holdings •	3,291	78
Cytec Industries	995	37
Dow Chemical	4,558	123
E.I. Du Pont de Nemours	2,930	96
Huntsman ▼	1,471	18
International Paper	427	10
Nucor	1,979	81
Owens-Illinois •	2,827	77
Packaging Corporation of America	1,251	28
PPG Industries	800	47
RPM International	140	3
Sonoco Products	180	5
Temple-Inland	2,745	48
United States Steel ▼	375	17
Valhi ▼	1,200	19
Valspar	1,406	37
Weyerhaeuser	4,717	188

		1,180

Telecommunication Services - 5.7%
AT&T ▼	25,078	636
Frontier Communications ▼	31,678	241
NII Holdings •	345	11
Qwest Communications International	5,724	24
Sprint Nextel •	30,343	100
Telephone & Data Systems	2,063	65
U.S. Cellular •	1,155	42
Verizon Communications ▼	12,068	355

		1,474

Utilities - 9.6%
AGL Resources ▼	1,543	55
Allegheny Energy	1,327	28
Alliant Energy	2,596	81
Ameren	4,197	107
American Electric Power	3,070	106

Quantitative Large Cap Value Fund (continued)

DESCRIPTION	SHARES	FAIR VALUE Ñ

American Water Works	8,271	$180
Calpine • ▼	3,900	43
CMS Energy	6,519	99
Consolidated Edison	1,194	52
Dominion Resources	2,054	77
DTE Energy ▼	634	27
Duke Energy ▼	5,705	94
Dynegy, Class A •	32,206	52
Edison International	2,560	85
Energen	253	11
Entergy	379	29
Exelon	1,463	67
FirstEnergy	2,889	126
FPL Group	1,298	63
Great Plains Energy	5,160	92
Mirant •	9,638	136
NiSource	6,241	89
NRG Energy • ▼	1,803	44
NSTAR	524	18
OGE Energy	1,269	46
Pepco Holdings	7,003	115
PG&E	709	30
Pinnacle West Capital	979	35
Progress Energy	1,397	55
Questar	412	17
RRI Energy •	18,269	90
SCANA	1,400	50
Sempra Energy	1,978	100
Southern	3,272	105
Vectren	944	22
Wisconsin Energy ▼	741	36
Xcel Energy ▼	1,210	25

		2,487

Total Common Stocks (Cost $24,976)		25,052

Short-Term Investments - 3.2%
Money Market Fund - 2.7%
First American Prime Obligations Fund, Class Z
0.057% Å Ω	703,531	704

U.S. Treasury Obligation - 0.5%

	PAR

U.S. Treasury Bill
0.080%, 05/20/2010 □	$125	125

Total Short-Term Investments (Cost $828)		829

Investment Purchased with Proceeds from Securities Lending - 24.1%

	SHARES

Mount Vernon Securities Lending Prime Portfolio
0.212% Ω †
(Cost $6,260)	6,259,809	6,260

Total Investments ▲ - 123.9% (Cost $32,064)		32,141

Other Assets and Liabilities, Net - (23.9)%		(6,204)

Total Net Assets - 100.0%		$25,937

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2010. Total loaned securities had a fair value of $5,889 at January 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of January 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2010, the cost of investments for federal income tax purposes was approximately $32,064. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,071
Gross unrealized depreciation	(1,994)

Net unrealized appreciation	$77

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Purchased	Notional Contract Value	Unrealized Depreciation

S&P 500 E-Mini Futures	March 2010	14	$749	$(33)

As of January 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Liability Derivatives	Value
Equity Contracts	$33

Balance as of January 31, 2010	$33

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$25,052	$—	$—	$25,052
Short-Term Investments	6,964	125	—	7,089

Total Investments	$32,016	$125	$—	$32,141

As of January 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures	$(33)	$—	$—	$(33)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3—Exhibits
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 31, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: March 31, 2010